As filed with the Securities and Exchange Commission on June 8, 2009
Registration No. 333-158950
811-06175

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________________

FORM N-14/A
REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
☒ Pre-Effective Amendment No.  1   ☐ Post-Effective Amendment No.
(Check appropriate box or boxes)
ECLIPSE FUNDS INC.
(Exact Name of Registrant as Specified in Charter)

51 Madison Avenue, New York, New York 10010
(Address of Principal Executive Offices)

(212) 576-7000
(Registrant’s Area Code and Telephone Number)
Marguerite E. H. Morrison, Esq.
Eclipse Funds Inc.
51 Madison Avenue
New York, New York 10010
(Name and Address of Agent for Service)

With copies to:

Sander M. Bieber, Esq. Dechert LLP 1775 I Street, N.W. Washington, D.C. 20006

Approximate Date of Proposed Public Offering:  As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.

It is proposed that this filing will become effective on June 8, 2009 pursuant to Rule 488 under the Securities Act of 1933.

Title of securities being registered: Class I shares of common stock, par value $0.01 per share, of the following series of the Registrant:  MainStay Intermediate Term Bond Fund.

An indefinite amount of the Registrant’s securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940.  In reliance upon such Rule, no filing fee is being paid at this time.

THE MAINSTAY FUNDS
MAINSTAY INSTITUTIONAL BOND FUND
51 MADISON AVENUE
NEW YORK, NEW YORK 10010

SPECIAL MEETING OF SHAREHOLDERS
To Be Held Friday, August 21, 2009

To Our Shareholders:

The Board of Trustees of The MainStay Funds (the “Trust”) has called a Special Meeting of Shareholders (the “Special Meeting”) of the MainStay Institutional Bond Fund (the “Institutional Bond Fund”).  The Special Meeting is scheduled for 12:00 pm Eastern time, on Friday, August 21, 2009, at the offices of New York Life Investment Management LLC (“New York Life Investments”), 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

The Trust, a Massachusetts business trust, currently offers 20 separate series of funds. The accompanying Notice of Special Meeting and Proxy Statement relate solely to the Institutional Bond Fund.

At the Special Meeting, as shareholders of the Institutional Bond Fund, you will be asked to consider and vote upon the following proposals:

1.To approve an Agreement and Plan of Reorganization providing for:  (i) the acquisition of all assets and the assumption of the liabilities of the Institutional Bond Fund by the MainStay Intermediate Term Bond Fund, a series of Eclipse Funds Inc. (the “Intermediate Term Bond Fund,” and collectively with Institutional Bond Fund, the “Funds”), in exchange for Class I shares of common stock of the Intermediate Term Bond Fund having an aggregate net asset value equal to the aggregate net asset value of the Class I shares of beneficial interest of the Institutional Bond Fund; and (ii) the subsequent redemption of the shares and liquidation and dissolution of the Institutional Bond Fund; and

2.To transact such other business as may properly come before the Special Meeting or any adjournments or postponements thereof.

The Board of Trustees of the Trust, after careful consideration, unanimously approved the proposal and recommends that shareholders vote “FOR” the proposal.

If the transaction described in proposal #1 (the “Reorganization”) takes place, you will become a shareholder of the Intermediate Term Bond Fund on the date the Reorganization occurs.  After considering the recommendation of New York Life Investments, the Funds’ investment adviser, the Board of Trustees concluded that the Reorganization would benefit the shareholders of the Institutional Bond Fund with the potential for cost savings due to economies-of-scale from combined portfolio assets.  In addition, New York Life Investments believes that this initiative also will create a stronger, more cohesive family of funds.

As a shareholder of the Institutional Bond Fund, you are being asked to consider and vote on an Agreement and Plan of Reorganization. The accompanying document describes the proposed transaction and compares the strategies and expenses of the Funds for your evaluation.

A Proxy Statement/Prospectus that describes the Reorganization is enclosed.  Your vote is very important to us, regardless of the number of shares of the Institutional Bond Fund you own.  Whether or not you plan to attend the Special Meeting in person, please read the Proxy Statement/Prospectus and cast your vote promptly.  You may cast your vote simply by completing, signing and returning the enclosed proxy card in the enclosed postage-paid envelope or by following the instructions on the voting instruction card for voting your proxy on the Internet or by touch-tone telephone.  If you have any questions before you vote, please contact the Funds by calling toll-free 800-MAINSTAY (624-6782).  It is important that your vote be received no later than the time of the Special Meeting on Friday, August 21, 2009.

We appreciate your participation and prompt response in this matter and thank you for your continued support.

Sincerely,

/s/ Stephen P. Fisher
Stephen P. Fisher
President
The MainStay Funds

THE MAINSTAY FUNDS
MAINSTAY INSTITUTIONAL BOND FUND
51 MADISON AVENUE
NEW YORK, NEW YORK 10010

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD ON AUGUST 21, 2009

To Our Shareholders:

NOTICE IS HEREBY GIVEN that a SPECIAL MEETING OF SHAREHOLDERS (the “Special Meeting”) of the MainStay Institutional Bond Fund (the “Institutional Bond Fund”), a series of The MainStay Funds, a Massachusetts business trust (the “Trust”), will be held at the offices of New York Life Investment Management LLC (“New York Life Investments”), 169 Lackawanna Avenue, Parsippany, New Jersey 07054, on Friday, August 21, 2009 at 12:00 pm Eastern time.

At the Special Meeting, as shareholders of the Institutional Bond Fund, you will be asked to consider and vote upon the following proposals:

1.To approve an Agreement and Plan of Reorganization providing for:  (i) the acquisition of all assets and the assumption of the liabilities of the Institutional Bond Fund by the MainStay Intermediate Term Bond Fund, a series of Eclipse Funds Inc. (the “Intermediate Term Bond Fund,” and collectively with Institutional Bond Fund, the “Funds”), in exchange for Class I shares of common stock of the Intermediate Term Bond Fund having an aggregate net asset value equal to the aggregate net asset value of the Class I shares of beneficial interest of the Institutional Bond Fund; and (ii) the subsequent redemption of the shares and liquidation and dissolution of the Institutional Bond Fund (the “Reorganization”); and

2.To transact such other business as may properly come before the Special Meeting or any adjournments or postponements thereof.

Your attention is directed to the accompanying combined Proxy Statement/Prospectus for further information regarding the Special Meeting and Proposal #1 above.  You may vote at the Special Meeting if you are the record owner of shares of the Institutional Bond Fund as of the close of business on May 26, 2009 (the “Record Date”).  If you attend the Special Meeting, you may vote your shares in person.  Even if you do not attend the Special Meeting, you may authorize your proxy simply by completing, signing and returning the enclosed proxy card in the enclosed postage-paid envelope or by following the instructions on the voting instruction card for voting your proxy on the Internet or by touch-tone telephone.

Your vote is very important to us.  Whether or not you plan to attend the Special Meeting in person, please vote the enclosed proxy.  If you have any questions, please contact the Funds for additional information by calling toll-free at 800-MAINSTAY (624-6782).

By Order of the Board of Trustees

/s/ Marguerite E. H. Morrison
Marguerite E. H. Morrison
Secretary
June 8, 2009

 IMPORTANT NOTICE:
YOUR VOTE IS VERY IMPORTANT TO US, NO MATTER HOW MANY SHARES YOU OWN.  PLEASE VOTE BY SIGNING AND DATING THE ENCLOSED PROXY CARD AND RETURNING IT IN THE ACCOMPANYING POSTAGE-PAID RETURN ENVELOPE OR BY FOLLOWING THE ENCLOSED INSTRUCTIONS TO AUTHORIZE YOUR PROXY ON THE INTERNET OR OVER THE TELEPHONE.  YOU CAN HELP AVOID THE ADDITIONAL EXPENSE OF FURTHER SOLICITATIONS BY PROMPTLY VOTING THE ENCLOSED PROXY.

QUESTIONS AND ANSWERS RELATING TO THE PROPOSAL

What are the Proposed Changes to the Institutional Bond Fund?

You are being asked to approve the reorganization (the “Reorganization”) of the Institutional Bond Fund with and into the Intermediate Term Bond Fund.  Should the Reorganization take place, the Institutional Bond Fund will subsequently be liquidated and dissolved.

What Will I Receive in Exchange for My Shares if the Reorganization is Approved?

If the Reorganization takes place, you will become a shareholder of the Intermediate Term Bond Fund on the date that the Reorganization occurs and will hold Class I shares of the Intermediate Term Bond Fund in exchange for the shares that you hold in the Institutional Bond Fund.

What did the Boards Consider When They Approved the Reorganization?

In evaluating the Reorganization, the Funds’ Boards of Directors/Trustees (collectively, the “Board”) considered New York Life Investments’ recommendation to approve the Reorganization and a number of other factors, including the following:

•
the Board’s decision to engage MacKay Shields LLC (“MacKay Shields” or the “Subadvisor”) as the Institutional Bond Fund’s interim subadvisor following the decision of McMorgan and Company LLC (“McMorgan”), the Institutional Bond Fund’s previous subadvisor, to transition its fixed-income business to MacKay Shields earlier in the year;

•
the Board’s decision to modify several of the Institutional Bond Fund’s investment objectives, strategies and restrictions in connection with MacKay Shields’ engagement as the Fund’s interim subadvisor, which has resulted in the Institutional Bond Fund having substantially similar investment objectives, strategies and restrictions as the Intermediate Term Bond Fund;

•	the fact that the Institutional Bond Fund historically had similar investment objectives, strategies and restrictions as the Intermediate Term Bond Fund;

•
while recognizing that past performance is not a guarantee of future results, the fact that shareholders of the Institutional Bond Fund may benefit from the potential for stronger and more consistent investment performance as historically demonstrated by the Intermediate Term Bond Fund;

•
New York Life Investments’ commitment to waive a portion of its management fee so that the management fee does not exceed 0.50% on assets up to $1 billion and 0.475% on assets in excess of $1 billion on the Intermediate Term Bond Fund, effective on or about September 11, 2009;

•
New York Life Investments’ commitment to contractually limit the total ordinary operating expenses of the Class I shares of the Intermediate Term Bond Fund to 0.50% immediately following the Reorganization through November 27, 2009, and to 0.60% thereafter;

•	that shareholders of both Funds may benefit from the potential for increased economies-of-scale associated with combining the Funds’ assets;

•
that New York Life Investments intends the Reorganization to qualify as a tax-free reorganization, therefore avoiding any federal tax consequences to the shareholders of the Institutional Bond Fund; and

•	alternatives to the Reorganization.

Will there be any Changes to the Portfolio Managers as a Result of the Proposed Changes?

Because the Board recently approved MacKay Shields as the Institutional Bond Fund’s interim subadvisor in advance of the Reorganization, there will be no change to the Fund’s portfolio managers as a result of the Reorganization.

Will the Investment Objective and Strategies of the Intermediate Term Bond Fund Be Different from the Institutional Bond Fund?

In connection with the Board’s decision to approve MacKay Shields as the Institutional Bond Fund’s interim subadvisor earlier in the year, the Board approved changes to the Institutional Bond Fund’s investment objectives, strategies and restrictions so that they are substantially similar to those of the Intermediate Term Bond Fund.  Accordingly, the investment objective and strategies of the Intermediate Term Bond Fund are not materially different from those of the Institutional Bond Fund.

Will Shareholders of the Institutional Bond Fund Pay Higher Fees and Expenses Following the Reorganization?

The total ordinary operating expenses of the Intermediate Term Bond Fund’s Class I shares will be contractually limited to 0.50% immediately following the Reorganization through November 27, 2009, and to 0.60% thereafter.  In contrast, the total ordinary operating expenses of the Institutional Bond Fund currently are limited to 0.50%.  However, the limitation on the Institutional Bond Fund’s total ordinary operating expenses is set to expire on November 27, 2009. The Intermediate Term Bond Fund's Total Annual Fund Operating Expenses as of October 31, 2008 were 0.70% and the Institutional Bond Fund's Total Annual Fund Operating Expenses as of October 31, 2008 were 0.50%.

What are the Tax Implications for the Reorganization?

The Reorganization is structured as a tax-free reorganization that will not cause a taxable event for shareholders.  It is anticipated that the Institutional Bond Fund will pay any dividends out of net investment income or capital gains to shareholders as required prior to the Reorganization.  Institutional Bond Fund shareholders may be responsible for the tax consequences of these distributions.  However, it is currently anticipated that there will not be a capital gain distribution as a result for the fiscal year ended October 31, 2009.

If Approved, When will the Reorganization Occur?

If approved by shareholders and all the contingencies set forth in the Agreement and Plan of Reorganization are satisfied, the Reorganization will take place on or about September 10, 2009.

Will Institutional Bond Fund Shareholders Bear the Expenses of the Reorganization?

All of the direct expenses relating to the Reorganization, including solicitation costs,  will be borne by New York Life Investments.  We estimate the total cost of the Reorganization to be between $57,000 and $60,000.   The Institutional Bond Fund may bear transaction expenses associated with making portfolio adjustments in anticipation of the Reorganization.

Has the Board Approved the Reorganization?

Yes, the Board has approved the Reorganization and recommends that shareholders vote “FOR” the Reorganization.

INSTRUCTIONS FOR SIGNING PROXY CARDS

THE FOLLOWING GENERAL RULES FOR SIGNING PROXY CARDS MAY BE OF ASSISTANCE TO YOU AND MAY HELP AVOID THE TIME AND EXPENSE INVOLVED IN VALIDATING YOUR VOTE IF YOU FAIL TO SIGN YOUR PROXY CARD PROPERLY.

1.  INDIVIDUAL ACCOUNTS: Sign your name exactly as it appears in the registration on the proxy card.

2.  JOINT ACCOUNTS: Both parties must sign: the names of the parties signing should conform exactly to the names shown in the registration on the proxy card.

3.  ALL OTHER ACCOUNTS: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration.

FOR EXAMPLE:

REGISTRATION	VALID
CORPORATE ACCOUNTS
(1) ABC Corp.	ABC Corp. John Doe, Treasurer
(2) ABC Corp.	John Doe
(3) ABC Corp. c/o John Doe	John Doe
(4) ABC Corp. Profit Sharing Plan	John Doe
PARTNERSHIP ACCOUNTS
(1) The XYZ Partnership	Jane B. Smith, Partner
(2) Smith and Jones, Limited Partnership	Jane B. Smith, General Partner
TRUST ACCOUNTS
(1) ABC Trust	Jane B. Doe, Trustee
(2) Jane B. Doe, Trustee u/t/d 12/28/78	Jane B. Doe, Trustee u/t/d/12/28/78

CUSTODIAL OR ESTATE ACCOUNTS
(1) John B. Smith, Cust f/b/o John B. Smith, Jr. UGMA/UTMA	John B. Smith, Custodian f/b/o/ John B. Smith Jr., UGMA/UTMA
(2) Estate of John B. Smith	John B. Smith, Jr., Executor Estate of John B. Smith

PLEASE CHOOSE ONE OF THE FOLLOWING OPTIONS TO VOTE YOUR SHARES:

1.  AUTHORIZE YOUR PROXY THROUGH THE INTERNET.  You may authorize your proxy by logging into the Internet site located on your proxy card and following the instructions on the website. In order to log in you will need the control number found on your proxy card.

2.  AUTHORIZE YOUR PROXY BY TELEPHONE.  You may authorize your proxy by telephone by calling the toll-free number located on your proxy card. Please make sure to have your proxy card available at the time of the call.

3.  VOTE BY MAIL.  You may cast your vote by signing, dating, and mailing the enclosed proxy card in the postage-paid return envelope provided.

4.  VOTE IN PERSON AT THE SPECIAL MEETING.

PROXY STATEMENT/PROSPECTUS
JUNE 8, 2009

THE MAINSTAY FUNDS
ECLIPSE FUNDS INC.
51 MADISON AVENUE
NEW YORK, NEW YORK 10010
(212) 576-7000

PROXY STATEMENT FOR:
MAINSTAY INSTITUTIONAL BOND FUND

PROSPECTUS FOR:
MAINSTAY INTERMEDIATE TERM BOND FUND

Introduction

This combined Proxy Statement/Prospectus is being furnished in connection with the solicitation of proxies by the Board of Trustees of The MainStay Funds (the “Trust”), a Massachusetts business trust, on behalf of the MainStay Institutional Bond Fund (the “Institutional Bond Fund”), a series of the Trust, for a Special Meeting of Shareholders of the Institutional Bond Fund (“Special Meeting”).  The Special Meeting will be held on Friday, August 21, 2009 at 12:00 pm Eastern time, at the offices of New York Life Investment Management LLC (“New York Life Investments” or the “Manager”), 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

As is more fully described in this Proxy Statement/Prospectus, the purpose of the Special Meeting is to vote on a proposed reorganization (the “Reorganization”) as described below:

1.  To approve an Agreement and Plan of Reorganization providing for:  (i) the acquisition of all assets and the assumption of the liabilities of the Institutional Bond Fund by the MainStay Intermediate Term Bond Fund, a series of Eclipse Funds Inc. (the “Intermediate Term Bond Fund,” and collectively with Institutional Bond Fund, the “Funds”), in exchange for Class I shares of common stock of the Intermediate Term Bond Fund having an aggregate net asset value equal to the aggregate net asset value of the Class I shares of beneficial interest of the Institutional Bond Fund; and (ii) the subsequent redemption of the shares and liquidation and dissolution of the Institutional Bond Fund; and

2.  To transact such other business as may properly come before the Special Meeting or any adjournments or postponements thereof.

Because shareholders of the Institutional Bond Fund are being asked to approve the Reorganization, this Proxy Statement also serves as a Prospectus for the Intermediate Term Bond Fund.

The Institutional Bond Fund offers Class I shares only.  The Intermediate Term Bond Fund offers Class I shares in addition to several other share classes.  Holders of the Class I shares of the Institutional Bond Fund will receive Class I shares of the Intermediate Term Bond Fund in an amount equal to the value of their Institutional Bond Fund shares.  See “Information About The Reorganization” below.

This Proxy Statement/Prospectus, which should be read and retained for future reference, sets forth information that shareholders of the Institutional Bond Fund should know about the Intermediate Term Bond Fund before voting on the Reorganization.  A Statement of Additional Information (“SAI”) relating to this Proxy Statement/Prospectus, dated June 8 , 2009 containing additional information about the Reorganization and the parties thereto, has been filed with the U.S. Securities and Exchange Commission (“SEC”) and is incorporated herein by reference.  For a more detailed discussion of the investment objectives, policies and restrictions of the Funds, see the Prospectus and SAI for the Institutional Bond Fund, each dated March 2, 2009, and the Prospectus and SAI for the Intermediate Term Bond Fund, each dated March 2, 2009, as supplemented from time to time, which also are incorporated herein by reference.

Each Fund also provides periodic reports to its shareholders that highlight certain important information about the Funds, including investment results and financial information.  The annual reports for each Fund dated October 31, 2008 are incorporated herein by reference.  You may receive a copy of the most recent Prospectus, SAI, annual and semi-annual reports for each of the Funds, without charge, by writing to MainStay Funds, 169 Lackawanna Avenue, Parsippany, New Jersey 07054, by calling toll-free 800-MAINSTAY (624-6782), or by visiting our website at mainstayinvestments.com.

You may review and copy information about each Fund (including the SAI) at the SEC’s Public Reference Room in Washington, D.C.  You may obtain information on the operation of the Public Reference Room by calling the SEC at 1-202-551-8090.  Reports and other information about the Funds are also available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.  You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROXY STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY

This Summary is qualified in its entirety by reference to the additional information contained elsewhere in this Proxy Statement/Prospectus and the Agreement and Plan of Reorganization (the “Reorganization Agreement”), a copy of which is attached to this Proxy Statement/Prospectus as Exhibit A.  Shareholders should read this entire Proxy Statement/Prospectus carefully.  For more complete information regarding each Fund, please read each Fund’s Prospectus.

The Reorganization

At a meeting on April 8, 2009, the Board of Directors/Trustees (collectively, the “Board”), in each case by a unanimous vote, approved the Reorganization Agreement.  Subject to the approval of the shareholders of the Institutional Bond Fund, the Reorganization Agreement provides for:

•
the acquisition of all of the assets and the assumption of the liabilities of the Institutional Bond Fund by the Intermediate Term Bond Fund in exchange for Class I shares of common stock of the Intermediate Term Bond Fund having an aggregate net asset value equal to the aggregate net asset value of the Class I shares of beneficial interest of the Institutional Bond Fund;

•	the distribution of Class I shares of the Intermediate Term Bond Fund to the shareholders of the Institutional Bond Fund; and

•	the subsequent liquidation and dissolution of the Institutional Bond Fund.

The Reorganization is subject to approval by the shareholders of the Institutional Bond Fund.  The Reorganization, if approved by shareholders, is scheduled to be effective on or about the close of business on September 10, 2009, or on such other date as the parties may agree (the “Closing Date”).  As a result of the Reorganization, each shareholder of the Institutional Bond Fund will become the owner of the number of full and fractional Class I shares of the Intermediate Term Bond Fund, having an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Institutional Bond Fund shares as of the close of business on the Closing Date.  See “Information About The Reorganization” below.

The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes.  See “Information About The Reorganization” below.  The Institutional Bond Fund will pay any dividends out of net investment income or capital gains to shareholders as required prior to the Reorganization.  These distributions will be taxable to Institutional Bond Fund shareholders that are subject to taxation.  However, it is currently anticipated that there will not be a capital gain distribution as a result of the fiscal year ended October 31, 2009.

The Reorganization will not affect your right to purchase and redeem shares, to exchange among other series of the MainStay Funds with which you would have been able to exchange prior to the Reorganization, and to receive dividends and other distributions (except that after the Reorganization, you will receive any dividends and distributions from the Intermediate Term Bond Fund rather than the Institutional Bond Fund).

IN CONSIDERING WHETHER TO APPROVE THE REORGANIZATION YOU SHOULD NOTE THAT:

•	Both Funds currently have substantially similar objectives and strategies;

•	Both Funds are classified in the Intermediate-Term Bond fund category by Morningstar, Inc.;

•	Total assets in the Institutional Bond Fund and the Intermediate Term Bond Fund as of March 31, 2009, were $250.2 million and $196.7 million, respectively;

•	New York Life Investments expects shareholders of the Institutional Bond Fund to benefit from potential economies-of-scale with two investment portfolios becoming one larger investment portfolio;

•
New York Life Investments will bear all of the direct expenses relating to the Reorganization.  New York Life Investments does not anticipate that there will be any significant portfolio adjustments needed as part of the Reorganization;

•
The Reorganization will not result in a dilution of the economic interests of Institutional Bond Fund shareholders because Institutional Bond Fund shareholders will receive Intermediate Term Bond Fund shares with the same aggregate value as their Institutional Bond Fund shares; and

•	The Funds are each managed by New York Life Investments and subadvised by MacKay Shields. The Funds also have the same portfolio managers.

Approval of the Reorganization will require the affirmative vote of the holders of a majority of the “outstanding voting securities” of the Institutional Bond Fund, as specified under the Investment Company Act of 1940, as amended (the “1940 Act”).  See “VOTING INFORMATION” below.

Board Recommendation

For the reasons set forth below in “Reasons for the Reorganization,” the Board has concluded that the Reorganization would be in the best interests of each Fund, and that the interests of the Institutional Bond Fund’s existing shareholders would not be diluted as a result of the Reorganization.

THE BOARD OF TRUSTEES OF THE TRUST RECOMMENDS THAT YOU VOTE “FOR” THE REORGANIZATION.

COMPARATIVE INFORMATION RELATING TO THE
REORGANIZATION

Comparison of Investment Objectives, Strategies, Risk Factors and Management

This section sets forth the investment objective, principal investment strategies, risk factors and management of the Intermediate Term Bond Fund.  The Institutional Bond Fund adopted the same investment objective and strategies as the Intermediate Term Bond Fund in anticipation of the Reorganization, except as described below.

Additional information may be found in the Funds’ SAI, which is incorporated herein by reference and available by calling toll-free 800-MAINSTAY (624-6782) or by visiting our website at mainstayinvestments.com.

Investment Objective
Each Fund’s investment objective is to seek to maximize total return, consistent with liquidity, low risk to principal and investment in debt securities.

Total return is a combination of income and realized and unrealized capital gains.

Principal Investment Strategies and Investment Process
Each Fund normally invests at least 80% of its assets in bonds, which include all types of debt securities such as:

•	debt or debt-related securities issued or guaranteed by the U.S. or foreign governments, their agencies or instrumentalities;
•	obligations of international or supranational entities;
•	debt securities issued by U.S. or foreign corporate entities;
•	zero coupon bonds;
•	municipal bonds;
•	mortgage-related and other asset-backed securities; and
•	loan participation interests.

Zero coupon bonds are debt obligations issued without any requirement for the periodic payment of interest. They are issued at a significant discount to their face value and tend to be more volatile than conventional debt securities.

Municipal bonds are bonds issued by, or on behalf of, the states, the District of Columbia, the territories, commonwealths and possessions of the United States and their political subdivisions, and agencies, authorities and instrumentalities.

Mortgage-related (including mortgage-backed) securities are debt securities whose values are based on underlying pools of mortgages. These securities may be issued by U.S. governmental entities or private issuers.

Asset-backed securities are debt securities whose values are based on underlying pools of credit receivables.

Loan participation interests are debt securities that represent fractional interests in a larger loan.

The effective maturity of this portion of each Fund’s portfolio will usually be in the intermediate range (three to ten years), although it may vary depending on market conditions as determined by the Fund’s Subadvisor.

At least 65% percent of each Fund’s total assets will be invested in debt securities rated Baa3 or better by Moody’s or BBB- or better by S&P when purchased, or if unrated, determined by the Subadvisor to be of comparable quality.

As part of each Fund’s principal investment strategy, the Subadvisor may use investment practices such as mortgage dollar rolls and portfolio securities lending.

In a mortgage dollar roll transaction, a Fund sells a mortgage-backed security from its portfolio to another party and agrees to buy a similar security from the same party at a set price at a later date.

In a securities lending transaction, each Fund lends securities from its portfolio to a broker/dealer (or other financial institution) for a period of time.  The Fund receives interest and/or a fee and a promise that the securities will be returned on a fixed date.

Investment Process
In pursuing each Fund’s investment strategy, the Fund’s Subadvisor conducts a continuing review of yields and other information derived from a database which it maintains in managing fixed income portfolios.

Fundamental economic cycle analysis, credit quality and interest rate trends are the principal factors considered by the Subadvisor in determining whether to increase or decrease the emphasis placed upon a particular type of security or industry sector within each Fund’s investment portfolio.  Maturity shifts are based on a set of investment decisions that take into account a broad range of fundamental and technical indicators.

Consistent with its principal investment strategy, each Fund may purchase debt securities of U.S. issuers, such as mortgage-related and asset-backed securities.  Each Fund may also invest in derivatives, such as futures, options and swap agreements.  Commercial paper must be, when purchased, rated Prime-1 by Moody’s or A-1 by S&P, or if unrated, determined by the Subadvisor to be of comparable quality.  Each Fund’s principal investments may have fixed or floating rates of interest.

Floaters (or securities with a floating rate of interest) are debt securities with a variable interest rate that is tied to another interest rate, such as a money market index or Treasury bill rate.

The Subadvisor may sell a security if it no longer believes that the security will contribute to meeting each Fund’s investment objective.  In considering whether to sell a security, the Subadvisor may evaluate, among other things, the condition of the economy, meaningful changes in the issuer’s financial condition, and changes in the condition and outlook in the issuer’s industry.

Principal Risks
The values of debt securities fluctuate depending upon various factors, including:

•	interest rates;

•	issuer creditworthiness;

•	liquidity;

•	market conditions; and

•	maturities.

Investments in loan participation interests are subject to the risk that there may not be a readily available market which in some cases could result in a Fund disposing of such security at a substantial discount from face value or holding such security until maturity.   In addition, the credit risk associated with investments in loan participation interests may include the credit risk of the underlying corporate borrower as well as the lending institution or other participant from whom a Fund purchased such loan participation interests.

The Institutional Bond Fund may invest 20% of its total assets in high-yield debt securities. Currently, the Intermediate Bond Fund may invest 10% of its total assets in high-yield debt securities, and, effective August 1, 2009, the Intermediate Term Bond Fund will be able to invest 20% of its total assets in high-yield debt securities. High-yield debt securities ("junk bonds") are generally considered speculative because they present a greater risk of loss and price volatility than higher quality debt securities.  Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.  Because of the increased risk, high-yield securities pay investors a premium—a higher interest rate or yield—than do higher quality debt securities.  In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Each Fund may also invest in to be announced (“TBA”) securities.  In a TBA transaction, a seller agrees to deliver a security at a future date, but does not specify the particular security to be delivered.  Instead, each Fund agrees to accept any security that meets specified terms.  The principal risks of TBA transactions are increased credit risk and increased overall investment exposure.

Since each Fund invests in foreign securities, which are securities issued by companies organized outside the U.S. and traded in markets outside the U.S., it will be subject to risks that differ from the risks of investing in securities of U.S. issuers.

These risk factors include:

•	fluctuating currency values;

•	less liquid trading markets;

•	greater price volatility;

•	political and economic instability;

•	less publicly available information about issuers;

•	changes in U.S. or foreign tax or currency laws; and

•	changes in monetary policy.

Foreign securities can be subject to most, if not all, of the risks of foreign investing.  These risks are likely to be greater in emerging market countries than in countries with developed securities markets and more advanced regulatory regimes.  Risks relating to withholding or other taxes, trading, settlement, custodial and other operational risks, and the loss of stringent investor protection and disclosure standards of some foreign markets may cause a Fund’s share price to be more volatile than that of a U.S. only fund.

Each Fund’s investments include mortgage-related and asset-backed securities.  Prepayment risk is a risk associated with mortgage-backed and asset-backed securities.  If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of a Fund’s investments.  On the other hand, if interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise and increase the potential for a Fund to lose money.  Each Fund may also invest in derivatives such as futures, options and swap agreements to try to enhance returns or reduce the risk of loss (hedge) of certain of its holdings.  Regardless of the purpose, a Fund may lose money using derivatives.  The use of derivatives such as floaters may increase the volatility of a Fund’s net asset value and may involve a small investment of cash relative to the magnitude of risk assumed.

Each Fund’s use of mortgage dollar rolls and securities lending also present certain risks.  The principal risk of mortgage dollar rolls is that the security a Fund receives at the end of the transaction may be worth less than the security the Fund sold to the same counterparty at the beginning of the transaction.  The principal risk of securities lending is that the financial institution that borrows securities from a Fund could go bankrupt or otherwise default on its commitment under the securities lending agreement and the Fund might not be able to recover the securities or their value.

Due to their respective trading strategies, each Fund may experience a portfolio turnover rate of over 100%.  Funds with high turnover rates (over 100%) often have higher transaction costs (which are paid by the Funds) and may generate short-term capital gains (on which you may pay taxes, even if you do not sell any shares by year-end).

Portfolio turnover measures the amount of trading a Fund does during the year.

As of March 31, 2009	Institutional Bond Fund	Intermediate Term Bond Fund
Net Assets	$250,219,257	$196,727,090
Number of Holdings	142	324
Portfolio Composition	94.1% Fixed Income; 4.6% Cash; 1.3% Other	86.1% Fixed Income; 13.5% Cash; 0.4% Other
Primary Benchmark	Barclays Capital U.S.	Barclays Capital U.S.
	Aggregate Bond Index [1,2]	Aggregate Bond Index [1]
Secondary Benchmark	None	None
% of AUM in Top 10 Holdings	28.2%	25.3%
Portfolio Turnover Rate	104%	80%
Investment Manager	New York Life Investment Management LLC	New York Life Investment Management LLC
Subadvisor	MacKay Shields LLC [3]	MacKay Shields LLC
Portfolio Manager(s)	Gary Goodenough [4] James Ramsay [4]	Gary Goodenough James Ramsay

1
The Barclays Capital U.S. Aggregate Bond Index (formerly named Lehman Brothers® U.S. Aggregate Bond Index) consists of the following other unmanaged Barclays Capital U.S. indices: the Government Bond Index, Corporate Bond Index, MBS Index, and ABS Index. To qualify for inclusion in the Barclays Capital U.S. Aggregate Bond Index, securities must be U.S. dollar denominated and investment grade and have a fixed rate coupon, a remaining maturity of at least one year, and a par amount outstanding of at least $250 million. Results assume reinvestment of all income and capital gains. You cannot invest directly in an index.

2
Effective June 1, 2009, the Fund selected the Barclays Capital U.S. Aggregate Bond Index as its primary benchmark.  Prior to June 1, 2009, the Fund’s primary benchmark was the Barclays Capital Intermediate U.S. Government/Credit Bond Index.  The Fund changed its primary benchmark as a result of a change in subadvisor which occurred on April 15, 2009.

3	MacKay Shields became the interim subadvisor of the Institutional Bond Fund on April 15, 2009.
4	Gary Goodenough and James Ramsay became the portfolio managers of the Institutional Bond Fund on April 15, 2009 as a result of the appointment of MacKay Shields as the interim subadvisor.

Top Ten Holdings as of March 31, 2009:

Institutional Bond Fund		Intermediate Term Bond Fund

Name	% Net Assets	Name	% Net Assets
FNMA 1.75%, due 3/23/2011	4.3%	U.S. Treasury Note 4.88%, due 8/15/2016	5.2%
FHLMC 3.75%, due 3/27/2019	4.3%	FNMA 5.00%, due 5/1/2036	3.2%
Federal Farm Credit Bank 3.88%, due 10/7/2013	4.1%	FNMA TBA 6.00%, due 4/1/2036	2.5%
FNMA 5.50%, due 4/1/2037	2.4%	U.S. Treasury Note 1.88%, due 2/28/2014	2.4%
FHLMC 4.75%, due 1/19/2016	2.2%	United Kingdom 4.50%, due 3/7/2019	2.2%
Chase Issuance Trust, Series 2008-A6, Class A 1.76%, due 5/15/2015	2.2%	FNMA 5.00%, due 2/1/2036	2.1%
State Street Corp., FDIC TLGP Guaranteed Senior Note 2.15%, due 4/30/2012	2.2%	U.S. Treasury Note 2.75%, due 2/15/2019	2.0%
U.S. Treasury Note 1.13%, due 1/15/2012	2.0%	FNMA 6.00%, due 12/1/2038	2.0%
Federal Home Loan Bank 1.63%, due 3/16/2011	1.9%	FNMA 4.50%, due 6/1/2023	2.0%
FNMA 2.75%, due 3/13/2014	1.7%	U.S. Treasury Bond 6.25%, due 5/15/2030	1.7%

Description of Fund Classes

As noted above, both Funds offer Class I shares.  The Class I shares of each Fund have the same class-specific features.  Intermediate Term Bond Fund also offers additional share classes.

Purchase, Redemption and Exchange Features

The Funds have the same policies with respect to purchases, redemptions and exchanges by shareholders.  See the “Shareholder Guide” for a detailed description of purchase, redemption and exchange features.

Comparison of Fees and Expenses

The following discussion describes and compares the fees and expenses of the Funds. Expenses of the Funds are based upon the operating expenses as of October 31, 2008.  Pro forma fees show estimated expenses of the Intermediate Term Bond Fund after giving effect to the proposed Reorganization and proposed changes in fees and expense limitations.  Pro forma numbers are estimated in good faith and are hypothetical.

Shareholder Fees (Fees Paid Directly from Shareholder’s Investment)	Intermediate Term Bond Fund Class I Shares	Institutional Bond Fund Class I Shares	Intermediate Term Bond Fund Class I Shares Pro Forma Combined

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of Offering Price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None	None	None
Redemption Fee / Exchange Fee (as a percentage of redemption proceeds)	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees (1)	0.60%	0.37%	0.60%
Distribution and / or Service (12b-1) Fees	None	None	None
Other Expenses (2)	0.18%	0.13%	0.14%
Total Annual Fund Operating Expenses (3)	0.78%	0.50%	0.74%
Less Waivers / Reimbursements (3)	(0.08)%	0.00%	(0.14)%
Net Fund Operating Expenses (3)	0.70%	0.50%	0.60%

_________________________
(1)
The management fee for the Intermediate Term Bond Fund is an annual percentage of the Fund’s average daily net assets as follows: 0.60% on assets up to $500 million, 0.575% on assets from $500 million to $1 billion, and 0.550% on assets in excess of $1 billion. Effective on or about September 11, 2009, New York Life Investments has contractually agreed to waive a portion of its management fee so that the management fee does not exceed 0.50% on assets up to $1 billion and 0.475% on assets in excess of $1 billion.

The management fee for the Institutional Bond Fund is an annual percentage of the Fund’s average daily net assets as follows: 0.35% on all assets.  Effective August 1, 2008, the Institutional Bond Fund’s Fund Accounting Agreement was incorporated into the Institutional Bond Fund’s Management Agreement, resulting in a 0.02% increase in the Fund’s management fees. This increase in management fees was offset by a 0.02% decrease in the Fund’s “Other Expenses,” resulting in no net increase in total annual fund operating expenses.

(2)
“Other Expenses” include, among other things, fees payable for transfer agency services.  For the Intermediate Term Bond Fund and Intermediate Term Bond Pro Forma Combined Funds only, “Other Expenses” also include the Fund’s share of the fees and expenses of any other fund in which the Fund invests.  These fees and expenses are less than 0.01% of the average net assets of the Fund.

(3)
Effective April 1, 2008, New York Life Investments has entered into a written expense limitation agreement under which it has agreed to waive a portion of the Intermediate Term Bond Fund’s management fee or reimburse the expenses of the appropriate class of the Fund so that the total ordinary operating expenses of Class I Shares do not exceed 0.70%. Effective on or about September 11, 2009 through November 28, 2009, New York Life Investments has entered into a written expense limitation agreement so the total ordinary operating expenses for Class I Shares do not exceed 0.50%, and, effective November 28, 2009, such limitation will be 0.60%.  These expense limitations may be modified or terminated only with the approval of the Board.  Prior to April 1, 2008, New York Life Investments had a written expense limitation agreement that set the expense limitations as in the April 1, 2008 agreement.  Under each of these expense limitation agreements, New York Life Investments may recoup the amount of certain management fee waivers or expense reimbursements from the Fund pursuant to the agreements, if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made within three years after the year in which New York Life Investments incurred the expense.

Effective April 1, 2008, New York Life Investments has entered into a written expense limitation agreement under which it has agreed to waive a portion of the Institutional Bond Fund’s management fee or reimburse the expenses of the Institutional Bond Fund so that the total ordinary operating expenses do not exceed the annual rate of 0.50% of the average daily net assets for Class I shares.  This expense limitation may be modified only with the approval of the Board. New York Life Investments may recoup the amount of any management fee waivers or expense reimbursements from the Fund pursuant to the agreement if such action does not cause the Institutional Bond Fund to exceed existing expense limitations and the recoupment is made within three years after the year in which New York Life Investments incurred the expense.  New York Life Investments has separately agreed that for a period of two years commencing November 27, 2007, New York Life Investments will, by waiving, assuming or reimbursing expenses, or otherwise, limit the expenses of Class I shares of the Institutional Bond Fund so that the total ordinary operating expenses of Class I shares do not exceed the annual rate of 0.50% of the average daily net assets attributable to Class I shares.

The term “total ordinary operating expenses” excludes taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and the fees and expenses of any other funds in which the Fund invests.

Examples

The following examples are intended to help you compare the costs of investing in each Fund and the combined Fund with the cost of investing in other mutual funds.  The examples assume that you invest $10,000 in each Fund and in the combined Fund after the Reorganization for the time periods indicated and reflects what you would pay at the end of each time period shown or if you continued to hold them.  The examples also assume that your investment has a 5% return each year, that each Fund’s operating expenses remain the same and that all dividends and distributions are reinvested.  Your actual costs may be higher or lower than those shown.

Intermediate Term Bond Fund

Expenses After	Class I
1 Year	$72
3 Years	$241
5 Years	$425
10 Years	$959

Institutional Bond Fund

Expenses After	Class I
1 Year	$51
3 Years	$160
5 Years	$280
10 Years	$628

Intermediate Term Bond Fund — Pro Forma Combined

Expenses After	Class I
1 Year	$61
3 Years	$222
5 Years	$398
10 Years	$905

Performance of Intermediate Term Bond Fund

The following bar chart and table indicate some of the risks of investing in the Intermediate Term Bond Fund.  The bar chart shows you how the Intermediate Term Bond Fund’s calendar year performance has varied over the last ten years.  The table shows how the Intermediate Term Bond Fund’s average annual total returns (before and after taxes) for one-, five- and ten-year periods compare to those of a broad-based securities market index.  Average annual total returns reflect actual sales loads, service and/or distribution fees. Absent expense limitations and/or fee waivers, performance would have been lower.  As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Best and Worst Quarterly Returns, Class I Shares
	Return	Quarter/Year
Highest returns/best quarter	4.52%	3Q/01
Lowest return/worst quarter	-2.57%	2Q/04

Average Annual Total Returns
(for the period ended December 31, 2008)
	1 year	5 years	10 years
MainStay Intermediate Term Bond Fund Return Before Taxes on Distributions Class I	4.93%	4.30%	4.81%
Return After Taxes on Distributions [1] Class I	3.40%	2.78%	3.01%
Return After Taxes on Distributions and Sale of Fund Shares Class I	3.18%	2.77%	3.00%
Barclays Capital U.S. Aggregate Bond Index [2] (reflects no deductions for fees, expenses or taxes)	5.24%	4.65%	5.63%
(1)
After-tax returns are calculated using the historical highest individual federal marginal tax rates and do not reflect the impact of state and local taxes.  In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)
The Barclays Capital U.S. Aggregate Bond Index (formerly named the Lehman Brothers® U.S. Aggregate Bond Index) consists of the following other unmanaged Barclays Capital U.S. indices: the Government Bond Index, Corporate Bond Index, MBS Index, and ABS Index. To qualify for inclusion in the Barclays Capital U.S. Aggregate Bond Index, securities must be U.S. dollar denominated and investment grade and have a fixed rate coupon, a remaining maturity of at least one year, and a par amount outstanding of at least $250 million. Results assume reinvestment of all income and capital gains. You cannot invest directly in an index.

INFORMATION ABOUT THE REORGANIZATION

The Reorganization Agreement

The terms and conditions of the Reorganization under which the proposed transactions may be consummated are set forth in the Agreement and Plan of (the “Reorganization Agreement”).  Significant provisions of the Reorganization Agreement are summarized below.  However, this summary is qualified in its entirety by reference to the Reorganization Agreement, a form of which is attached as Exhibit A.

The Reorganization Agreement contemplates the transfer of all of the assets of the Institutional Bond Fund and the assumption of the liabilities of the Institutional Bond Fund by the Intermediate Term Bond Fund in exchange for Class I shares of common stock of the Intermediate Term Bond Fund having an aggregate net asset value equal to the aggregate net asset value of the Class I shares of beneficial interest of the Institutional Bond Fund.  The Institutional Bond Fund would then distribute to its shareholders the portion of the Class I shares of the Intermediate Term Bond Fund to which each such shareholder is entitled, with each shareholder receiving Class I shares of the Intermediate Term Bond Fund having an aggregate net asset value equal to the aggregate net asset value of the Class I shares of the Institutional Bond Fund held by that shareholder as of the close of business on the day of the closing of the Reorganization.  Thereafter, the Institutional Bond Fund would be liquidated and dissolved.

The Institutional Bond Fund does not anticipate that there will be any significant portfolio adjustments needed as part of the Reorganization.

Dividend and capital gain distributions to Institutional Bond Fund shareholders made prior to the reorganization may result in tax consequences for the Institutional Bond Fund shareholders.  It is currently anticipated that there will not be a capital gain distribution as a result of the fiscal year ended October 31, 2009.

Until the Closing Date, shareholders of the Institutional Bond Fund will continue to be able to redeem or exchange their shares.  Redemption or exchange requests received after the Closing Date will be treated as requests received by the Intermediate Term Bond Fund for the redemption or exchange of its shares.

The obligations of the Funds under the Reorganization Agreement are subject to various conditions, including approval of the Reorganization by the shareholders of the Institutional Bond Fund.  The Reorganization Agreement also requires that each of the Funds take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transaction contemplated by the Reorganization Agreement.  The Reorganization Agreement may be terminated by the Board if circumstances should develop that, in the opinion of Board, make proceeding with the Agreement inadvisable for each Fund.  Please refer to Exhibit A to review the terms and conditions of the Reorganization Agreement.

Reasons for the Reorganization

New York Life Investments recommended the Reorganization to the Boards of both Funds because it believes that the Reorganization will benefit all shareholders in the long term from the potential to grow portfolio assets with MacKay Shields as the subadvisor.  New York Life Investments also believes that the Reorganization will create a stronger, more cohesive family of funds through the harmonization and rationalization of similar investment products.

Board Considerations

In evaluating the Reorganization, the Board considered New York Life Investments’ recommendation to approve the Reorganization and a number of other factors, including the following:

•
the Board’s decision to engage MacKay Shields as the Institutional Bond Fund’s interim subadvisor following the decision of McMorgan, the Institutional Bond Fund’s previous subadvisor, to transition its fixed-income business to MacKay Shields earlier in the year;

•
the Board’s decision to modify several of the Institutional Bond Fund’s investment objectives, strategies and restrictions in connection with MacKay Shields’ engagement as the Fund’s interim subadvisor, which has resulted in the Institutional Bond Fund having substantially similar investment objectives, strategies and restrictions as the Intermediate Term Bond Fund;

•	the fact that the Institutional Bond Fund historically had similar investment objectives, strategies and restrictions as the Intermediate Term Bond Fund;

•
while recognizing that past performance is not a guarantee of future results, the fact that shareholders of the Institutional Bond Fund may benefit from the potential for stronger and more consistent investment performance as historically demonstrated by the Intermediate Term Bond Fund;

•
New York Life Investments’ commitment to waive a portion of its management fee so that the management fee does not exceed 0.50% on assets up to $1 billion and 0.475% on assets in excess of $1 billion on the Intermediate Term Bond Fund, effective on or about September 11, 2009;

•
New York Life Investments’ commitment to contractually limit the total ordinary operating expenses of the Class I shares of the Intermediate Term Bond Fund to 0.50% immediately following the Reorganization through November 27, 2009, and to 0.60% thereafter;

•	that shareholders of both Funds may benefit from the potential for increased economies-of-scale associated with combining the Funds’ assets;

•
that New York Life Investments intends the Reorganization to qualify as a tax-free reorganization, therefore avoiding any federal tax consequences to the shareholders of the Institutional Bond Fund; and

•	alternatives to the Reorganization.

The Board also acknowledged the future potential benefits to New York Life Investments, including that New York Life Investments’ costs to administer both Funds may be reduced if the Reorganization is approved.  Based on the foregoing, the Board determined that the interests of the shareholders of the Institutional Bond Fund will not be diluted as a result of the Reorganization, and that the Reorganization is in the best interests of the Funds.

Tax Considerations

The Reorganization is intended to qualify for Federal income tax purposes as a tax-free reorganization under Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”).  Accordingly, pursuant to this treatment, neither the Institutional Bond Fund nor its shareholders, nor the Intermediate Term Bond Fund nor its shareholders, are expected to recognize any gain or loss for Federal income tax purposes from the Reorganization.

As a condition to the closing of the Reorganization, the Funds will receive an opinion from the law firm of Dechert LLP substantially to the effect that, subject to customary assumptions and representations, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes:

•	the Reorganization will constitute a tax-free reorganization under section 368(a) of the Code;

•	no gain or loss will be recognized by the Intermediate Term Bond Fund upon its receipt of the Institutional Bond Fund’s assets in exchange for shares of the Intermediate Term Bond Fund;

•
no gain or loss will be recognized by the Institutional Bond Fund upon transfer of its assets to the Intermediate Term Bond Fund in exchange for Class I shares of the Intermediate Term Bond Fund or upon the distribution of Class I shares of the Intermediate Term Bond Fund to the shareholders of the Institutional Bond Fund in exchange for their shares of the Institutional Bond Fund;

•	no gain or loss will be recognized by shareholders of the Institutional Bond Fund upon exchange of their shares of the Institutional Bond Fund for Class I shares of the Intermediate Term Bond Fund;

•
the aggregate tax basis of Class I shares of the Intermediate Term Bond Fund received by each shareholder of the Institutional Bond Fund pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of the Institutional Bond Fund held by such shareholder immediately prior to the Reorganization;

•
the holding period of the Class I shares of the Intermediate Term Bond Fund received by each shareholder of the Institutional Bond Fund will include the period during which shares of the Institutional Bond Fund exchanged therefor were held by such shareholder, provided that such shares are held as capital assets on the date of the Reorganization;

•
the tax basis of the assets of the Institutional Bond Fund acquired by the Intermediate Term Bond Fund will be the same as the tax basis of such assets to the Institutional Bond Fund immediately prior to the Reorganization; and

•	the holding period of the Institutional Bond Fund’s assets in the hands of the Intermediate Term Bond Fund will include the period during which those assets were held by the Institutional Bond Fund.

The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the Institutional Bond Fund, the Intermediate Term Bond Fund or the Institutional Bond Fund’s shareholders with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

Shareholders should consult their tax advisors regarding the effect, if any, of the Reorganization in light of their individual circumstances.  Because this discussion only relates to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisors about state and local tax consequences, if any, of the Reorganization.

As of April 24, 2009 both Funds have accumulated capital losses.  As a result, it is currently anticipated that there will not be a capital gain distribution for the fiscal year ended October 31, 2009.  In general, capital losses can be utilized in subsequent years subject to certain limitations in accordance with the Code and are referred to as capital loss carryforwards.  There are additional limitations on the utilization of capital loss carryforwards for the Institutional Bond Fund or the Intermediate Term Bond Fund based on thresholds determined by the Internal Revenue Service.  Additionally, both the Institutional Bond Fund and the Intermediate Term Bond Fund may have further limitations on the utilization of either Funds’ capital loss carryforward against any built-in unrealized capital appreciation at the time of the merger.  However, based on the information available on April 24, 2009, there would not be any limitation on the use of either Fund’s capital loss carryforward as a result of the Reorganization.  This may change, however, by the date of the Reorganization.

Immediately prior to the Reorganization, the Institutional Bond Fund, to the extent necessary, will pay any dividends out of net investment income or capital gains which, together with all previous distributions, is intended to have the effect of distributing to its shareholders all of its investment company taxable income for taxable years ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the Closing Date (after reduction for any available capital loss carryforward).  This distribution will be taxable to Institutional Bond Fund shareholders that are subject to taxation.

Expenses of the Reorganization

Except as discussed below, the direct expenses relating to the Reorganization, including proxy costs, will be borne by New York Life Investments.  The total cost of the Reorganization is expected to be between $57,000 and $60,000.  No expenses will be borne by the Intermediate Term Bond Fund.

The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Proxy Statement/Prospectus, legal fees, accounting fees, securities registration fees, and expenses of holding one or more shareholder meetings. Transaction costs associated with the portfolio adjustments that would occur between the time of shareholder approval of the Reorganization and the Closing Date will be borne by the Institutional Bond Fund.  The Institutional Bond Fund does not anticipate that there will be any significant portfolio adjustments needed as part of the Reorganization.  Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

Material Differences in the Rights of Fund Shareholders

The MainStay Institutional Bond Fund is a series of the Trust, a Massachusetts business trust governed by a Board of Trustees with eight members.  The MainStay Intermediate Term Bond Fund is a series of Eclipse Funds Inc., a Maryland corporation governed by the same Board.  Each Fund is governed respectively by a separate Declaration of Trust and By-Laws and Articles of Incorporation and By-Laws.

The chart at Exhibit B provides additional information with respect to the similarities and differences in the forms of organization of the Trust and Eclipse Funds Inc.  Shareholders who wish to make a more thorough comparison should refer to the provisions of the respective Declaration of Trust, Articles of Incorporation and By-Laws.  Copies of these documents are available to shareholders without charge upon written request.

INFORMATION ABOUT MANAGEMENT OF
THE FUNDS

The Board

The Board of each Fund is made up of the same individuals.  The Board oversees the actions of New York Life Investments and, if applicable, any subadvisors, and decides on general policies.  The Board also oversees each Fund’s officers, who conduct and supervise the daily business of the Funds.

The Investment Adviser

New York Life Investments, 51 Madison Avenue, New York, New York 10010, is the investment manager of each of the Funds.  New York Life Investments was formed as an independently managed, indirect, wholly-owned subsidiary of New York Life Insurance Company in April 2000.  As of December 31, 2008, New York Life Investments managed approximately $224 billion in assets.

In conformity with the stated policies of the Funds and pursuant to management agreements with the Trust and Eclipse Funds Inc., New York Life Investments administers each Fund’s business affairs and manages the investment operations and composition of each Fund, subject to the supervision of the Board.  New York Life Investments, with the approval of the Board and, where required, the shareholders of the applicable Fund, may recommend subadvisors to the Board based upon its continuing quantitative and qualitative evaluation of the subadvisor’s skill in managing assets using specific investment styles and strategies.  New York Life Investments also coordinates the investment activities of the subadvisors to help ensure compliance with regulatory restrictions.

In addition, New York Life Investments provides administrative and legal services to each of the Funds.  New York Life Investments provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial, legal, and accounting records required to be maintained by the Funds excluding those maintained by the Funds’ custodian and/or MacKay Shields.  New York Life Investments pays the salaries and expenses of all personnel affiliated with the Funds except for the members of the Board and all the operational expenses that are not the responsibility of the Funds.  New York Life Investments also pays the fee paid to the MacKay Shields.

Section 15(a) of the 1940 Act requires that all contracts pursuant to which persons serve as investment advisers to investment companies be approved by shareholders.  As interpreted, this requirement also applies to the appointment of a subadvisor to the Funds.  Discussions regarding the basis for the Board’s approval of the Funds’ investment advisory contracts are available in the Funds’ Annual Reports for the fiscal year ended October 31, 2008.

Subadvisor

MacKay Shields, 9 West 57th Street, New York, New York 10019, serves as the interim subadvisor to the Institutional Bond Fund and as subadvisor to the Intermediate Term Bond Fund.  The firm was incorporated in 1969 as an independent investment advisory firm and was privately held until 1984 when it became a wholly-owned subsidiary of New York Life. As of December 31, 2008, MacKay Shields managed approximately $28.4 billion in assets.

Pursuant to the terms of a subadvisory agreement, MacKay Shields acts as the subadvisor to the Intermediate Term Bond Fund, and as such, under the supervision of New York Life Investments, is responsible for making specific decisions about buying, selling and holding securities, selecting broker and brokerage firms, maintaining accurate records, and, if possible, negotiating favorable commissions and fees with the brokers and brokerage firms.  Although MacKay Shields is subject to general supervision by the Board and New York Life Investments, these parties do not evaluate the investment merits of specific securities transactions.

For providing these services to the Intermediate Term Bond Fund, MacKay Shields is paid an annual fee of 0.20% of assets under management. The subadvisory agreement can be terminated by New York Life Investments or by the Board upon 60 days’ notice, in which case MacKay Shields would no longer manage the Intermediate Term Bond Fund.

The current interim subadvisory agreement with MacKay Shields relating to the Institutional Bond Fund contains terms and conditions substantially similar to those in the subadvisory agreement relating to the Intermediate Term Bond Fund.  However, under the interim subadvisory agreement, MacKay Shields is paid an annual fee of 0.175% of assets under management.

New York Life Investments pays the fees of MacKay Shields, not the Funds.

Advisory and Subadvisory Fees

The following table describes the annual advisory fees currently paid to New York Life Investments by both Funds and the annual subadvisory fees paid by New York Life Investments to MacKay Shields.

Fund	Investment Manager	Effective Fee Rate Paid to Investment Manager for the Period Ended October 31, 2008	Subadvisor	Fee Received by Subadvisor
Intermediate Term Bond Fund	New York Life Investments	0.60%(1)	MacKay Shields	0.20%
Institutional Bond Fund	New York Life Investments	0.37%(2)	MacKay Shields(3)	0.175%
____________
(1)
The management fee for the Intermediate Term Bond Fund is an annual percentage of the Fund’s average daily net assets as follows: 0.60% on assets up to $500 million, 0.575% on assets from $500 million to $1 billion, and 0.550% on assets in excess of $1 billion. Effective on or about September 11, 2009, New York Life Investments has contractually agreed to waive a portion of its management fee so that the management fee does not exceed 0.50% on assets up to $1 billion, and 0.475% on assets in excess of $1 billion.

Additionally, effective April 1, 2008, New York Life Investments has entered into a written expense limitation agreement under which it has agreed to waive a portion of the Intermediate Term Bond Fund’s management fee or reimburse the expenses of the appropriate class of the Fund so that the total ordinary operating expenses of Class I Shares do not exceed 0.70%.  Effective on or about September 11, 2009 through November 27, 2009, New York Life Investments has entered into a written expense limitation agreement to set the expense limitation for Class I Shares at 0.50%, and, effective November 28, 2009, such limitation will be 0.60%.

These expense limitations may be modified or terminated only with the approval of the Board. Prior to April 1, 2008, New York Life Investments had a written expense limitation agreement that set the expense limitations as in the April 1, 2008 agreement.  Under each of these expense limitation agreements, New York Life Investments may recoup the amount of certain management fee waivers or expense reimbursements from the Fund pursuant to the agreements, if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made within three years after the year in which New York Life Investments incurred the expense. The term “total ordinary operating expenses” excludes taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and the fees and expenses of any other funds in which the Fund invests.

(2)
The management fee for the Institutional Bond Fund is an annual percentage of the Fund’s average daily net assets as follows: 0.35% on all assets.  Effective August 1, 2008, the Institutional Bond Fund’s fund accounting agreement was incorporated into the Institutional Bond Fund’s management agreement, resulting in a 0.02% increase in the Fund’s management fees. This increase in management fees was offset by a 0.02% decrease in the Fund’s “Other Expenses,” resulting in no net increase in total annual fund operating expenses.

Additionally, effective April 1, 2008, New York Life Investments has entered into a written expense limitation agreement under which it has agreed to waive a portion of the Institutional Bond Fund’s management fee or reimburse the expenses of the Institutional Bond Fund so that the total ordinary operating expenses do not exceed the annual rate of 0.50% of the average daily net assets for Class I shares. This expense limitation may be modified only with the approval of the Board. New York Life Investments may recoup the amount of any management fee waivers or expense reimbursements from the Fund pursuant to the agreement if such action does not cause the Institutional Bond Fund to exceed existing expense limitations and the recoupment is made within three years after the year in which New York Life Investments incurred the expense. New York Life Investments has separately agreed that for a period of two years commencing November 27, 2007, New York Life Investments will, by waiving, assuming or reimbursing expenses, or otherwise, limit the expenses of Class I shares of the Institutional Bond Fund so that the total ordinary operating expenses of Class I shares do not exceed the annual rate of 0.50% of the average daily net assets attributable to Class I shares.

The term “total ordinary operating expenses” excludes taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and the fees and expenses of any other funds in which the Fund invests.

(3)	MacKay Shields became the interim subadvisor of the Institutional Bond Fund on April 15, 2009.

Portfolio Managers

MacKay Shields uses a team of portfolio managers and analysts acting together to manage the Funds’ investments.  The senior members of each Fund’s management team who are jointly and primarily responsible for the Fund’s day-to-day management are set forth below.  Additional information regarding the portfolio manager’s compensation, other accounts managed by these portfolio managers and their ownership of shares of the Funds each manages is available in the Funds’ SAI.

Intermediate Term Bond Fund  and Institutional Bond Fund — Gary Goodenough and James Ramsay

Mr. Goodenough became a portfolio manager of the Intermediate Term Bond Fund in 2000 and the Institutional Bond Fund in April 2009.  Mr. Goodenough joined MacKay Shields as a Managing Director and Co-head of Fixed Income in 2000, and became a Senior Managing Director in 2004.  Prior to joining MacKay Shields, Mr. Goodenough was a Senior Portfolio Manager at Loomis Sayles Co. from December 1993 to May 2000.  Prior to this, he was a Managing Director at Bear Stearns Company and was a Managing Director of High Yield Bonds and a Managing Director of Global Bonds at Salomon Brothers.

Mr. Ramsay became a portfolio manager of the Intermediate Term Bond Fund when he joined MacKay Shields in September 2008 as a Senior Managing Director and the Chief Fixed Income Strategist.  He became a portfolio manager of Institutional Bond Fund in April 2009.  He previously was Senior Managing Director and Chief Investment Officer of the U.S. Fixed Income division of Robeco Investment Management, a Senior Vice President at PIMCO, a Senior Managing Director and Executive Vice President in the domestic Fixed Income division of AIG/Sun America and Senior Vice President managing the Investment Division of UNUM Provident Corporation. Mr. Ramsay is a graduate of the University of Arkansas with a BSBA in Finance and Banking and is a CFA charterholder.

MORE ABOUT INVESTMENT STRATEGIES AND RISKS

Information about each Fund’s principal investments, investment practices and principal risks appears at the beginning of this Proxy Statement/Prospectus.  The information below further describes the investment practices and risks pertinent to the Funds.  Additional information about the investment practices of the Funds and risks pertinent to these practices is included in the SAI to this Proxy Statement/Prospectus (see the back cover of this Proxy Statement/Prospectus).

Derivative Securities
Each Fund may invest in derivative securities, or “derivatives.” The value of derivative securities is based on certain underlying equity or fixed-income securities, interest rates, currencies or indices and include options, futures, options on futures and swap agreements. The use of these transactions is a highly specialized activity that involves investment techniques, tax planning and risks that are different from those of ordinary securities transactions. Derivative securities may be hard to sell at an advantageous price or time and typically are very sensitive to changes in the underlying security, interest rate, currency or index. As a result, derivatives can be highly volatile.  If the Manager or the Subadvisor is incorrect about its expectations of changes in interest rates or market conditions, the use of derivatives could result in a loss. When using derivatives, there is a risk that a Fund will lose money if the contract counterparty does not make the required payments or otherwise fails to comply with the terms of the contract. Such instruments are not afforded the same protections as may apply to participants trading futures or options on organized exchanges, such as the performance guarantee of an exchange clearinghouse. In the event of the bankruptcy or insolvency of a counterparty, the Fund could experience the loss of some or all of its investment or experience delays in liquidating its positions, including declines in the value of its investment during the period in which the Fund seeks to enforce its rights, and an inability to realize any gains on its investment during such period. A Fund may also incur fees and expenses in enforcing its rights. In addition, the leverage associated with inverse floaters, a type of derivative, may result in greater volatility in their market value than other income-producing securities.

As investment companies registered with the SEC, the Funds must “cover” open positions with respect to certain kinds of derivative instruments.

Floating Rate Loans
Floating rate loans incur some of the same risks as other debt securities, such as prepayment risk, credit risk, interest rate risk and risk found with high-yield securities.

Floating rate loans are subject to the risk that the scheduled interest or principal payments will not be paid. Lower-quality loans and debt securities (those of less than investment grade quality), including floating rate loans and debt securities, involve greater risk of default on interest and principal payments than higher quality loans and securities. In the event that a non-payment occurs, the value of that obligation likely will decline. In turn, the NAV of a Fund’s shares also will decline. Generally, the lower the rating category, the more risky the investment.

Debt securities rated BBB- and below by S&P or Baa3 and below by Moody’s are considered to have speculative characteristics and are commonly referred to as “junk bonds.” Junk bonds entail default and other risks greater than those associated with higher-rated securities. Although the floating rate loans in which a Fund generally invests are speculative, they are subject to less credit risk than junk bonds, as they have features that junk bonds generally do not have. They are senior obligations of the borrower or issuer, are typically secured by collateral, and generally are subject to certain restrictive covenants in favor of the lenders or security holders that invest in them. Floating rate loans historically have a lower default rate and a reduced interest rate risk in comparison to junk bonds. Floating rate loans are usually issued in connection with a financing or corporate action (such as leveraged buyout loans, leveraged recapitalizations and other types of acquisition financing). In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. As such, floating rate loans are part of highly leveraged transactions and involve a significant risk that the borrower may default or go into bankruptcy. In times of unusual or adverse market, economic or political conditions, floating rate loans may experience higher than normal default rates.

A Fund will typically purchase loans via assignment, which makes the Fund a direct lender. However, a Fund may also invest in floating rate loans by purchasing a participation interest. See “Loan Participation Interests.”

A Fund also may be in possession of material non-public information about a borrower as a result of its ownership of a floating rate instrument of such borrower. Because of prohibitions on trading in securities of issuers while in possession of such information, a Fund might be unable to enter into a transaction in a publicly-traded security of that borrower when it would otherwise be advantageous to do so.

Foreign Securities
Generally, foreign securities are issued by companies organized outside the U.S. and are traded in markets outside the U.S. Foreign securities may be more difficult to sell than U.S. securities. Investments in foreign securities may involve difficulties in receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, possible currency exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets. Foreign securities may also be less liquid and more volatile than U.S. securities. There may also be difficulty in invoking legal protections across borders. In addition, investments in emerging market countries present risks to a greater degree than those presented by investments in countries with developed securities markets and more advanced regulatory systems.

Many of the foreign securities in which the Fund invests will be denominated in foreign currency. Changes in foreign currency exchange rates will affect the value of securities denominated or quoted in foreign currencies. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of the Fund’s assets. However, a Fund may engage in foreign currency transactions (such as foreign currency forward contracts and options on foreign securities) to attempt to protect itself against fluctuations in currency exchange rates in relation to the U.S. dollar.

These practices can be used in an attempt to adjust the risk and return characteristics of the Fund’s portfolio of investments. The use of such techniques in an attempt to reduce risk is known as “hedging.” If the Subadvisor judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund’s investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

High-Yield Debt Securities
High-yield debt securities (sometimes called “junk bonds”) are rated lower than Baa3 by Moody’s or BBB- by S&P or, if not rated, are determined to be of equivalent quality by the Manager or Subadvisor and are sometimes considered speculative.

Investments in high-yield bonds or “junk bonds” involve special risks in addition to the risks associated with investments in higher rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Investment Policies and Objectives
Each Fund normally invests at least 80% of its assets in bonds, which include all types of debt securities such as debt or debt-related securities issued or guaranteed by the U.S. or foreign governments, their agencies or instrumentalities; obligations of international or supranational entities; debt securities issued by U.S. or foreign corporate entities; zero coupon bonds; municipal bonds; mortgage-related and other asset-backed securities; and loan participation interests.  For these purposes “assets” means a Fund’s net assets plus any borrowings for investment purposes.  Under normal circumstances, the 80% requirement must be complied with at the time the Fund invests its assets.  A Fund that, under normal circumstances, no longer meets the 80% requirement as a result of circumstances beyond its control, such as changes in the value of portfolio holdings, would not have to sell its holdings but would have to make any new investments in such a way as to bring the portfolio more into compliance with the 80% requirement.  Where other than normal circumstances exist, a Fund would not be subject to such constraints on new investments.

Lending of Portfolio Securities
The Funds may lend their portfolio securities. Portfolio securities may be loaned to brokers, dealers and financial institutions to realize additional income under guidelines adopted by the Board.  A risk of lending portfolio securities, as with other extensions of credit, is the possible loss of rights in the collateral should the borrower fail financially. In determining whether to lend securities, the Manager, the Subadvisor, or its/their agent, will consider all relevant facts and circumstances, including the creditworthiness of the borrower.

Loan Participation Interests
Loan participation interests, also referred to as Participations, are fractional interests in an underlying corporate loan and may be purchased from an agent bank, co-lenders or other holders of Participations. There are three types of Participations which a Fund may purchase. A Participation in a novation of a corporate loan involves a Fund assuming all of the rights of the lender in a corporate loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. Second, a Fund may purchase a Participation in an assignment of all or a portion of a lender’s interest in a corporate loan, in which case a Fund may be required generally to rely on the assigning lender to demand payment and to enforce its rights against the borrower, but would otherwise be entitled to all of such lender’s rights in the underlying corporate loan. Third, a Fund may also purchase a Participation in a portion of the rights of a lender in a corporate loan, in which case, a Fund will be entitled to receive payments of principal, interest and fees, if any, but generally will not be entitled to enforce its rights against the agent bank or borrower. The Fund must rely on the lending institution for that purpose.

The principal credit risk associated with acquiring Participations from a co-lender or another Participant is the credit risk associated with the underlying corporate borrower. A Fund may incur additional credit risk, however, when it is in the position of Participant rather than co-lender because the Fund must then assume the risk of insolvency of the co-lender from which the Participation was purchased and that of any person interposed between the Fund and the co-lender.

Mortgage-Related and Asset-Backed Securities
Mortgage-related (including mortgage-backed) and asset-backed securities are securities whose value is based on underlying pools of loans that may include interests in pools of lower-rated debt securities, consumer loans or mortgages, or complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. The value of these securities may be significantly affected by changes in interest rates, the market’s perception of issuers and the creditworthiness of the parties involved. The Manager’s or Subadvisor’s ability to correctly forecast interest rates and other economic factors will impact the success of investments in mortgage-related and asset-backed securities. Some securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. These securities may also be subject to prepayment risk if interest rates fall, and if the security has been purchased at a premium the amount of some or all of the premium may be lost in the event of prepayment. On the other hand, if interest rates rise, there may be fewer repayments, which would cause the average bond maturity to rise and increase the potential for a Fund to lose money.

Portfolio Turnover
Portfolio turnover measures the amount of trading a Fund does during the year. Due to their trading strategies, certain Funds may experience a portfolio turnover rate of over 100%.  The portfolio turnover rate for each Fund is found in the Financial Highlights. The use of certain investment strategies may generate increased portfolio turnover. A Fund with a high turnover rate (at or over 100%) often will have higher transaction costs (which are paid by the Fund) and may generate short-term capital gains (on which you’ll pay taxes, even if you don’t sell any shares by year-end).

Risk Management Techniques
Various techniques can be used to increase or decrease a Fund’s exposure to changing security prices, interest rates, currency exchange rates, commodity prices or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling futures contracts and options on futures contracts, entering into foreign currency transactions (such as foreign currency forward contracts and options on foreign currencies) and purchasing put or call options on securities and securities indices.

These practices can be used in an attempt to adjust the risk and return characteristics of a Fund’s portfolio of investments. For example, to gain exposure to a particular market, a Fund may be able to purchase a futures contract with respect to that market. The use of such techniques in an attempt to reduce risk is known as “hedging.” If the Manager or Subadvisor judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund’s investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.

Temporary Defensive Investments
In times of unusual or adverse market, economic or political conditions, for temporary defensive purposes or for liquidity purposes, each Fund may invest outside the scope of its principal investment strategies.  Under such conditions, a Fund may not invest in accordance with its investment objective or principal investment strategies and, as a result, there is no assurance that the Fund will achieve its investment objective.  Under such circumstances, each Fund may invest without limit in money market securities and other investments.

To Be Announced (“TBA”) Securities
The Funds may also invest in to be announced (“TBA”) securities.  In a TBA transaction, a seller agrees to deliver a security at a future date, but does not specify the particular security to be delivered.  Instead, the Fund agrees to accept any security that meets specified terms.  The principal risks of TBA transactions are increased credit risk and increased overall investment exposure.

When-Issued Securities and Forward Commitments
Debt securities are often issued on a when-issued or forward commitment basis.  The price (or yield) of such securities is fixed at the time a commitment to purchase is made, but delivery and payment for the securities take place at a later date.  During the period between purchase and settlement, no payment is made by the Fund and no interest accrues to the Fund. There is a risk that the security could be worth less when it is issued than the price the Fund agreed to pay when it made the commitment.  Similarly, a Fund may commit to purchase a security at a future date at a price determined at the time of the commitment.  The same procedure and risks exist for forward commitments as for when-issued securities.

SHAREHOLDER GUIDE

The following pages are intended to help you understand the costs associated with buying, holding and selling shares of the Intermediate Term Bond Fund.  Except as discussed above under “Comparison of Fees and Expenses,” the costs of the Institutional Bond Fund do not differ materially from those of the Intermediate Bond Fund.  Within the “Shareholder Guide”, the Intermediate Term Bond Fund is referred to as the “Fund.”

Before You Invest:

This Proxy Statement/Prospectus offers Class I shares of the Fund.

Class I Share Considerations

•	You pay no initial sales charge or CDSC on an investment in Class I shares.

•	You do not pay any ongoing service or distribution fees.

•	You may buy Class I shares if you are an:

o	Institutional Investor

▪
certain employer-sponsored, association or other group retirement plans or employee benefit trusts with a service arrangement through New York Life Retirement Plan Services or NYLIFE Distributors LLC (the “Distributor”);

▪	certain financial institutions, endowments, foundations or corporations with a service arrangement through the Distributor or its affiliates; or

▪	purchases through a program sponsored by a financial intermediary firm (such as a broker-dealer, investment adviser or financial institution) with a contractual arrangement with the Distributor.

o	Individual Investor—who is initially investing at least $5 million in any single MainStay Fund.

o	Existing Class I Shareholder

Investment Minimums and Eligibility Requirements

The following minimums apply if you are investing in the Fund.  A minimum initial investment amount may be waived for purchases by the Board Members and directors and employees of New York Life and its affiliates and subsidiaries.  The Fund may also waive investment minimums for certain qualified purchases and accept additional investments of smaller amounts at its discretion.  Please see the SAI for additional information.

Class I Shares

The following minimums apply if you are investing in Class I shares of the Fund:

•	Individual Investors—$5 million minimum for initial purchases of any single MainStay Fund, and no minimum subsequent purchase amount; and
•	Institutional Investors—no minimum initial or subsequent purchase amounts.

Information on Fees

Compensation to Dealers

Financial intermediary firms and their associated financial advisors are paid in different ways for the services they provide to the Fund and shareholders. Such compensation may vary depending upon the amount invested, the amount of time that shares are held and/or the services provided.

•
The Distributor or an affiliate, from its own resources, may pay other significant amounts to certain financial intermediary firms, including an affiliated broker-dealer, in connection with the sale of Fund shares and/or shareholder or account servicing arrangements.  These sales and/or servicing fee arrangements vary and may amount to payments of up to 0.25% on new sales and/or up to 0.25% annually on assets held.

•	The Distributor may pay a finder’s fee or other compensation to third parties in connection with the sale of Fund shares and/or shareholder or account servicing arrangements.
•	The Distributor or an affiliate may sponsor training or informational meetings or provide other non-monetary benefits for financial intermediary firms and their associated financial advisors.
•
The Distributor or an affiliate may make payments to financial intermediaries that provide sub-transfer agency and other administrative services in addition to supporting distribution of the Fund.  A portion of these fees may be paid from the Distributor’s or its affiliate’s own resources.

•
Wholesaler representatives of the Distributor visit brokerage firms on a regular basis to educate financial advisors about the Fund and to encourage the sale of the Fund shares to their clients.  The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.  The Distributor, from its own resources or from those of an affiliate, provides compensation to its wholesaler representatives for their sales efforts in promoting sales of the Fund, which may vary based on the type of Fund being promoted.

Although the Fund may use financial firms that sell Fund shares to make transactions for the Fund’s portfolio, the Fund, the Manager and the Subadvisor do not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.

Payments made from the Distributor’s or an affiliate’s own resources do not increase the price or decrease the amount or value of the shares you purchase.  However, if investment advisers, distributors or affiliates of mutual funds make such payments in differing amounts, financial intermediary firms and their financial advisors may have financial incentives for recommending a particular mutual fund or a particular share class of that fund over other mutual funds.  For example, payments made by the Distributor or an affiliate, as described above, may be used by the financial intermediary firm to reduce or eliminate transaction charges associated with purchases of fund shares.

For more information regarding any of the types of compensation described above, see the SAI or consult with your financial intermediary firm or financial advisor.  You should review carefully any disclosure by your financial intermediary firm as to compensation received by that firm and/or your financial advisor.

Buying, Selling and Exchanging Fund Shares

How to Open Your Account with MainStay Investments
Class I Shares

If you are participating in a company savings plan, such as a 401(k) plan, profit sharing plan, defined benefit plan or other employee-directed plan, your company will provide you with the information you need to open an account and buy or sell Class I shares of the Fund.

If you are investing through a financial intermediary firm, the firm will assist you with opening an account.  Your financial advisor may place your order by phone. MainStay Investments must receive your completed application and check in good order within three business days.

Good order means all the necessary information, signatures and documentation have been fully completed.

You buy shares at net asset value (“NAV”).  NAV is generally calculated as of the close of regular trading (usually 4:00 pm Eastern time) on the New York Stock Exchange (the “Exchange”) every day the Exchange is open.  The Fund does not calculate its NAV on days on which the Exchange is closed.  When you buy shares, you must pay the NAV next calculated after MainStay Investments receives your order in good order.  Alternatively, the Fund has arrangements with certain financial intermediary firms whereby purchase orders through these entities are considered received in good order when received by the financial intermediary firm together with the purchase price of the shares ordered.  The order will then be priced at the Fund’s NAV next computed after receipt in good order of the order by these entities.  Such financial intermediary firms are responsible for timely transmitting the purchase order to the Fund.

When you open your account, you may also want to choose certain buying and selling options, including transactions by wire.  In most cases, these choices can be made later in writing, but it may be quicker and more convenient to decide on them when you open your account.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens a new account and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.  As a result, the Fund, or your financial advisor on their behalf, must obtain the following information for each person who opens a new account:

•	Name;
•	Date of birth (for individuals);
•	Residential or business street address (although post office boxes are still permitted for mailing); and
•	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity.  In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database.  Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified.  The Fund also may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time.  If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Conversions Between Share Classes
You generally may elect to convert your shares on a voluntary basis into another share class of the same Fund for which you are eligible.

To request a voluntary conversion between share classes of the same Fund, you may contact the Fund, either directly or through your financial intermediary firm.  You may be required to  provide sufficient information to establish eligibility to convert to the new share class.  All permissible conversions will be made on the basis of the relevant net asset values of the two classes without the imposition of any sales load, fee or other charge.  If you fail to remain eligible for the new share class, you may automatically be converted back to your original share class, or into another share class, if appropriate.  Although the Funds expect that a conversion between share classes of the same Fund should not result in the recognition of a gain or loss for tax purposes, you should consult with your own tax adviser with respect to the tax treatment of your investment in a Fund.  The Funds may change, suspend or terminate this conversion feature at any time.

Buying and Selling MainStay Shares
	How	Details
By Wire:
You or your registered representative should call MainStay Investments toll-free at 800-MAINSTAY (624-6782) to obtain an account number and wiring instructions. Wire the purchase amount to: State Street Bank and Trust Company

•      ABA #011-0000-28
•      MainStay Funds
(DDA #99029415)
•      Attn: Custody and Shareholder Services

To buy shares the same day, MainStay Investments must receive your wired money by 4:00 pm Eastern time.
The wire must include: • name(s) of investor(s); • your account number; and • Fund Name and Class of shares. Your bank may charge a fee for the wire transfer.
By Phone:	Call, or have your investment professional call MainStay Investments toll-free at 800-MAINSTAY (624-6782) between 8:00 am and 6:00 pm Eastern time any day the New York Stock Exchange is open.
MainStay Investments must receive your application and check, payable to MainStay Funds, in good order within three business days. If not, MainStay Investments can cancel your order and hold you liable for costs incurred in placing it.

Be sure to write on your check:
•      name(s) of investor(s)
•      your account number; and

Fund name and Class of shares.

By Mail:
Return your completed MainStay Funds Application with a check for the amount of your investment to:

MainStay Funds
P.O. Box 8401
Boston, MA 02266-8401

Send overnight orders to:

MainStay Funds
c/o Boston Financial Data Services
30 Dan Road
Canton, MA 02021-2809
Make your checks payable to MainStay Funds. • $5 million minimum for Class I shares. Be sure to write on your check: • name(s) of investor(s); and • Fund Name and Class of shares.

Buying additional shares of the Fund - Individual Shareholders
	How	Details
By Wire:
Wire the purchase amount to:

State Street Bank and Trust Company

•      ABA #011-0000-28
•      MainStay Funds (DDA #99029415)
•      Attn: Custody and Shareholder Services.

To buy shares the same day, MainStay Investments must receive your wired money by 4:00 pm Eastern time.
The wire must include: • name(s) of investor(s); • your account number; and • Fund name and Class of shares. Your bank may charge a fee for the wire transfer.
Electronically:
Call, or have your investment professional call MainStay Investments toll-free at 800-MAINSTAY (624-6782) between 8:00 am and 6:00 pm Eastern time any day the New York Stock Exchange is open to make an ACH purchase. Call before 4:00 pm Eastern time to buy shares at the current day’s NAV.

Visit us at mainstayinvestments.com.
Eligible investors can purchase shares by using electronic debits from a designated bank account. • The maximum ACH purchase amount is $100,000.
By Mail:	Address your order to: MainStay Funds P.O. Box 8401 Boston, MA 02266-8401 Send overnight orders to: MainStay Funds c/o Boston Financial Data Services 30 Dan Road Canton, MA 02021-2809	Make your check payable to MainStay Funds. Be sure to write on your check: • name(s) of investor(s); • your account number; and • Fund name and Class of shares.

Selling Shares - Individual Shareholders
	How	Details
By contacting your financial advisor:		You may sell (redeem) your shares through your financial advisor or by any of the methods described below.
By Phone:
To receive proceeds by check: Call MainStay Investments toll-free at 800-MAINSTAY (624-6782) between 8:00 am and 6:00 pm Eastern time any day the New York Stock Exchange is open.

Call before 4:00 pm Eastern time to sell shares at the current day’s NAV.

•     Generally, after receiving your sell order by phone, MainStay Investments will send checks to the account owner at the owner’s address of record the next business day, although it may take up to seven days to do so. Generally, MainStay Investments will not send checks to addresses on record for 30 days or less.
•     The maximum order MainStay Investments can process by phone is $100,000.

By Wire:
To receive proceeds by wire: Call MainStay Investments toll-free at 800-MAINSTAY (624-6782) between 8:00 am and 6:00 pm Eastern time any day the banks and the New York Stock Exchange are open. Eligible investors may sell shares and have proceeds electronically credited to a designated bank account.

Call before 4:00 pm Eastern time to sell shares at the current day’s NAV.

Visit us at mainstayinvestments.com.

•      Generally, after receiving your sell order by phone, MainStay Investments will send the proceeds by bank wire to your designated bank account the next business day, although it may take up to seven business days to do so. Your bank may charge you a fee to receive the wire transfer.
•      MainStay Investments must have your bank account information on file.
•      The minimum wire transfer amount is $1,000.

Electronically:
To receive proceeds electronically by ACH:  Call MainStay Investments toll-free at 800-MAINSTAY (624-6782) between 8:00 am and 6:00 pm Eastern time any day the New York Stock Exchange is open.

Call before 4:00 pm Eastern time to sell shares at the current day’s NAV.

Visit us at mainstayinvestments.com.

•     Generally, after receiving your sell order by phone, MainStay Investments will send the proceeds by ACH transfer the next business day, although it may take up to seven business days to do so.
•      MainStay Investments must have your bank account information on file.
•     Proceeds may take 2-3 business days to reach your bank account.
•      There is no fee from MainStay Investments for this transaction.
•      The maximum ACH transfer amount is $100,000.

By Mail:	Address your order to: MainStay Funds P.O. Box 8401 Boston, MA 02266-8401 Send overnight orders to: MainStay Funds c/o Boston Financial Data Services 30 Dan Road Canton, MA 02021-2809
Write a letter of instruction that includes:
•     your name(s) and signature(s);
•     your account number;
•     Fund name and Class of  shares; and
•     dollar of share amount you want to sell.

Obtain a Medallion Signature Guarantee or other documentation as required.

There is no fee for Class I shares.

Internet:	Visit us at mainstayinvestments.com

General Policies

The following are MainStay Investments’ general policies regarding the purchase and sale of Fund shares. Certain retirement plans and/or financial intermediaries may adopt different policies. Consult your plan or account documents for the policies applicable to you.

Buying Shares
•
All investments must be in U.S. dollars with funds drawn on a U.S. bank. We will not accept payment in the following forms: travelers checks, personal money orders, credit card convenience checks, cash or starter checks.

•	MainStay Investments does not accept third-party checks, and it reserves the right to limit the number of checks processed at one time.
•
If your investment check or ACH purchase does not clear, your order will be canceled and your account will be responsible for any losses or fees the Fund incurs as a result. Your account will be charged a $20 fee for each returned check or ACH purchase. In addition, the Fund may also redeem shares to cover any losses it incurs as a result. If an AutoInvest payment is returned unpaid for two consecutive periods, the privilege will be suspended until you notify us to reinstate it.

•	The Fund may, in its discretion, reject, restrict or cancel, in whole or in part, without prior notice, any order for the purchase of shares.
•	To limit the Fund’s expenses, we no longer issue share certificates.

Selling Shares
•
Your shares will be sold at the next NAV calculated after MainStay Investments receives your request in good order. MainStay Investments will make the payment within seven days after receiving your request in good order.

•	If you buy shares by check or by ACH purchase and quickly decide to sell them, the Fund may withhold payment for up to 10 days from the date the check or ACH purchase order is received.
•
There will be no redemption during any period in which the right of redemption is suspended or date of payment is postponed because the New York Stock Exchange is closed or trading on the Exchange is restricted or the SEC deems an emergency to exist.

•	Unless you decline telephone privileges on your application, you may be responsible for any fraudulent telephone order as long as MainStay Investments takes reasonable measures to verify the order.
•	Reinvestment won’t relieve you of any tax consequences on gains realized from a sale. The deductions for losses, however, may be denied.
•
MainStay Investments requires a written order to sell shares if an account has submitted a change of address during the previous 30 days, unless the proceeds of the sell order are directed to your bank account on file with the Fund.

•	MainStay Investments requires a written order to sell shares and a Medallion Signature Guarantee if:
o	MainStay Investments does not have on file required bank information to wire funds;
o	the proceeds from the sale will exceed $100,000;
o	the proceeds of the sale are to be sent to an address other than the address of record; or
o	the proceeds are to be payable to someone other than the account holder(s).

•	In the interest of all shareholders, the Fund reserves the right to:
o	change or discontinue its exchange privileges upon notice to shareholders, or temporarily suspend this privilege without notice under extraordinary circumstances;
o	change or discontinue the systematic withdrawal plan upon notice to shareholders; and/or
o	change the minimum investment amounts.
•	There is no fee for wire redemptions of Class I shares.

When you buy and sell shares directly from a Fund, you will receive confirmation statements that describe your transaction. For certain systematic transactions, you will receive quarterly confirmation statements. You should review the information in the confirmation statements carefully. If you notice an error, you should call your investment dealer or MainStay Investments immediately. If you or your investment dealer fails to notify MainStay Investments within one year of the transaction, you may be required to bear the costs of correction.

Additional Information

The policies and fees described in this Prospectus govern transactions with the MainStay Funds. If you invest through a third party—bank, broker, 401(k), financial advisor, or financial supermarket—there may be transaction fees for, and you may be subject to, different investment minimums or limitations on buying or selling shares.  Accordingly, the net yield to investors who purchase through financial intermediaries may be less than the net yield earned by investors who invest in the Fund directly.  Consult a representative of your plan or financial institution if in doubt.

From time to time the Fund may close and reopen to new investors or new share purchases at its discretion.  If the Fund is closed, either to new investors or new share purchases, and you redeem your total investment in the Fund, your account will be closed and you will not be able to make any additional investments in the Fund.  If the Fund is closed to new investors, you may not exchange shares from other MainStay Funds for shares of the Fund unless you are already a shareholder of the Fund.

Medallion Signature Guarantees

A Medallion Signature Guarantee helps protect against fraud.  To protect your account, the Fund, and MainStay Investments from fraud, Medallion Signature Guarantees are required to enable MainStay Investments to verify the identity of the person who has authorized redemption proceeds to be sent to a third party or a bank not previously established on the account. Medallion Signature Guarantees are also required for redemptions of $100,000 or more from an account, and for share transfer requests.  Medallion Signature Guarantees must be obtained from certain eligible financial institutions that are participants in the Securities Transfer Association Medallion Program (STAMP), the Stock Exchange Medallion Program (SEMP), or the New York Stock Exchange Medallion Signature Program (MSP).  Eligible guarantor institutions provide Medallion signature guarantees that are covered by surety bonds in various amounts.  It is your responsibility to ensure that the Medallion Signature Guarantee that you acquire is sufficient to cover the total value of your transaction(s).  If the surety bond amount is not sufficient to cover the requested transaction(s), the Medallion Signature Guarantee will be rejected.

Signature guarantees that are not a part of these programs will not be accepted.  Please note that a notary public stamp or seal is not acceptable.  Shareholders may contact their Investment Dealer or the Funds toll-free at 800-MAINSTAY (624-6782) for further details.

Investing for Retirement

You can purchase shares of the Fund for retirement plans providing tax-deferred investments for individuals and institutions.  You can use the Fund in established plans or the Distributor may provide the required plan documents for selected plans.  A plan document must be adopted for a plan to be in existence.

Custodial services are available for IRA, Roth IRA and Coverdell Education Savings Accounts (CESA) (previously named Education IRA) as well as SEP and SIMPLE IRA plans.  Plan administration is also available for select qualified retirement plans.  An investor should consult with his or her tax adviser before establishing any tax-deferred retirement plan.

Purchases-In-Kind

You may purchase shares of the Fund by transferring securities to the Fund in exchange for Fund shares (“in kind purchase”).  In kind purchases may be made only upon the Fund’s approval and determination that the securities are acceptable investments for the Fund and are purchased consistent with the Fund’s procedures relating to in kind purchases.

Redemptions-In-Kind
The Fund reserves the right to pay certain large redemptions, either totally or partially, by a distribution-in-kind of securities (instead of cash) from the Fund’s portfolio, consistent with the Fund’s procedures relating to in-kind redemptions and in accordance with the 1940 Act and rules and interpretations of the SEC thereunder.

The Reinvestment Privilege May Help You Avoid Sales Charges

When you sell shares, you have the right—for 90 days—to reinvest any or all of the money in the same account and class of shares without paying another sales charge (so long as (1) those shares haven’t been reinvested once already; (2) your account is not subject to a 60-day block as described in “Excessive Purchases and Redemptions or Exchanges”; and (3) you are not reinvesting your required minimum distribution).  If you paid a sales charge when you redeemed you’ll receive a pro rata credit for reinvesting in the same account and class of shares.

Reinvestment won’t relieve you of any tax consequences on gains realized from a sale.  The deductions for losses may, however, be denied and, in some cases, sales charges may not be taken into account in computing gains or losses if the reinvestment privilege is exercised.

Convenient, yes…but not risk-free.  Telephone redemption privileges are convenient, but you give up some security.  When you sign the application to buy shares, you agree that the Fund will not be liable for following phone instructions that it reasonably believes are genuine.  When using the MainStay Audio Response System or the internet, you bear the risk of any loss from your errors unless the Fund or MainStay Investments fails to use established safeguards for your protection.  These safeguards are among those currently in place at MainStay Funds:

•	all phone calls with service representatives are tape recorded; and
•	written confirmation of every transaction is sent to your address of record.

MainStay Investments and the Fund reserves the right to suspend the MainStay Audio Response System or the system might become inoperable due to technical problems.

Shareholder Services

Automatic Services
Buying or selling shares automatically is easy with the services described below.  You select your schedule and amount, subject to certain restrictions.  You can set up most of these services on your application by accessing your shareholder account on the internet at mainstayinvestments.com, contacting your financial advisor for instructions, or by calling the Funds toll-free at 800-MAINSTAY (624-6782) for a form.

Systematic Investing—Individual Shareholders Only

MainStay offers four automatic investment plans:

1.	AutoInvest
If you obtain authorization from your bank, you can automatically debit your designated bank account to:
o	make regularly scheduled investments; and/or
o	purchase shares whenever you choose.
2.	Dividend or capital gains reinvestment

Automatically reinvest dividends, distributions or capital gains from one MainStay Fund into the same Fund or the same Class of any other MainStay Fund. Funds established with dividend or capital gains reinvestment must meet the initial minimum investment amounts and any other eligibility requirements of the selected share class.

3.	Payroll deductions
If your employer offers this option, you can make automatic investments through payroll deduction.
4.	Systematic Exchange

Automatically reinvest a share or dollar amount from one MainStay Fund into any other MainStay Fund. Funds established with a systematic exchange must meet the initial minimum investment amounts and any other eligibility requirements of the selected share class. Please see “Exchanging Shares Among MainStay Funds” for more information.

Systematic Withdrawal Plan—Individual Shareholders Only
Withdrawals must be at least $100.  This minimum is waived for IRA and 403(b)(7) accounts where the systematic withdrawal represents required minimum distributions.

The Fund will not knowingly permit systematic withdrawals if, at the same time, you are making periodic investments.

Selling and exchanging shares may result in a gain or loss and therefore may be subject to taxes. Consult your tax adviser on the consequences.

Exchanging Shares Among MainStay Funds

You exchange shares when you sell all or a portion of shares in one MainStay Fund and use the proceeds to purchase shares of the same class of another MainStay Fund at NAV. Investment minimums and eligibility requirements apply to exchanges. An exchange of shares of one MainStay Fund for shares of another MainStay Fund will be treated as a sale of shares of the first MainStay Fund and as a purchase of shares of the second MainStay Fund.  Any gain on the transaction may be subject to taxes. You may make exchanges from one MainStay Fund to another by phone. There is also a systematic exchange program that allows you, subject to investment minimums and other eligibility requirements, to make regularly scheduled, systematic exchanges from one MainStay Fund to the same class of another MainStay Fund. When you redeem exchanged shares without a corresponding purchase of another MainStay Fund, you may have to pay any applicable contingent deferred sales charge.

You also may exchange shares of a MainStay Fund for shares of an identical class, if offered, of any series of certain open-end investment companies sponsored, advised or administered by New York Life Investment Management LLC or any affiliate thereof, which are offered in separate prospectuses, including:

•   MainStay 130/30 Core Fund
•   MainStay 130/30 Growth Fund
•   MainStay 130/30 High Yield Fund
•   MainStay 130/30 International Fund
•   MainStay All Cap Growth Fund
•   MainStay Balanced Fund
•   MainStay Capital Appreciation Fund
•   MainStay Cash Reserves Fund
•   MainStay Common Stock Fund
•   MainStay Conservative Allocation Fund
•   MainStay Convertible Fund
•   MainStay Diversified Income Fund
•   MainStay Floating Rate Fund
•   MainStay Global High Income Fund
•   MainStay Government Fund
•   MainStay Growth Allocation Fund
•   MainStay Growth Equity Fund
•   MainStay High Yield Corporate Bond Fund
•   MainStay ICAP Equity Fund
•   MainStay ICAP Global Fund
•   MainStay ICAP International Fund
•   MainStay ICAP Select Equity Fund
•   MainStay Income Manager Fund
•   MainStay Indexed Bond Fund

•   MainStay International Equity Fund
•   MainStay Large Cap Growth Fund
•   MainStay MAP Fund
•   MainStay Mid Cap Core Fund
•   MainStay Mid Cap Growth Fund
•   MainStay Mid Cap Value Fund
•   MainStay Moderate Allocation Fund
•   MainStay Moderate Growth Allocation Fund
•   MainStay Money Market Fund
•   MainStay Principal Preservation Fund
•   MainStay Retirement 2010 Fund
•   MainStay Retirement 2020 Fund
•   MainStay Retirement 2030 Fund
•   MainStay Retirement 2040 Fund
•   MainStay Retirement 2050 Fund
•   MainStay S&P 500 Index Fund
•   MainStay Short Term Bond Fund
•   MainStay Small Cap Growth Fund
•   MainStay Small Company Value Fund
•   MainStay Tax Free Bond Fund
•   MainStay Total Return Fund
•   MainStay Value Fund

You may not exchange shares of one MainStay Fund for shares of another MainStay Fund that is closed to new investors unless you are already a shareholder of that Fund. You may not exchange shares of one MainStay Fund for shares of another MainStay Fund that is closed to new share purchases or not offered for sale in your state.

MainStay Investments tries to make investing easy by offering a variety of programs to buy, sell and exchange Fund shares. These programs make it convenient to add to your investment and easy to access your money when you need it.

Before making an exchange request, read the prospectus of the Fund you wish to purchase by exchange.  You can obtain a prospectus for any fund by contacting your broker, financial advisor or other financial institution or by calling the Funds at 800-MAINSTAY (624-6782). The exchange privilege is not intended as a vehicle for short term trading, nor is the Fund designed for professional market timing organizations or other entities or individuals that use programmed frequent exchanges in response to market fluctuations.  Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders (see “Excessive Purchases and Redemptions or Exchanges”).

The Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange consistent with the requirements of the 1940 Act and rules and interpretations of the SEC thereunder.

In certain circumstances you may have to pay a sales charge.

Excessive Purchases and Redemptions or Exchanges

The Fund is not intended to be used as a vehicle for excessive or short-term trading (such as market timing). The interests of the Fund’s shareholders and the Fund’s ability to manage its investments may be adversely affected by excessive purchases and redemptions or exchanges of Fund shares over the short term. When large dollar amounts are involved, excessive trading may disrupt efficient implementation of the Fund’s investment strategies or negatively impact Fund performance. For example, the Subadvisor might have to maintain more of the Fund’s assets in cash or sell portfolio securities at inopportune times to meet unanticipated redemptions. By realizing profits through short-term trading, shareholders that engage in excessive purchases and redemptions or exchanges of Fund shares may dilute the value of shares held by long-term shareholders. Securities that are thinly traded, trade infrequently, or are relatively illiquid (such as foreign securities, high-yield debt securities and small cap securities) may attract investors seeking to profit from short-term trading strategies that exploit the special valuation issues applicable to these types of holdings to a greater degree than other types of funds, and thus, may be more vulnerable to the risks associated with such activity. Accordingly, the Fund’s Board has adopted and implemented policies and procedures designed to discourage, detect and prevent frequent purchases and redemptions or exchanges of Fund shares in order to protect long-term Fund shareholders. These policies are discussed more fully below. There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. The Fund may change its policies or procedures at any time without prior notice to shareholders.

The Fund reserves the right to restrict, reject or cancel, without prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any investor’s financial intermediary firm. Any such rejection or cancellation of an order placed through a financial intermediary will occur, under normal circumstances, within one business day of the financial intermediary transmitting the order to the Fund. In addition, the Fund reserves the right to reject, limit, or impose other conditions (that are more restrictive than those otherwise stated in this prospectus) on purchases or exchanges or to close or otherwise limit accounts based on a history of frequent purchases and redemptions of Fund shares that could adversely affect the Fund or its operations, including those from any individual or group who, in the Fund’s judgment, is likely to harm Fund shareholders. Pursuant to the Fund’s policies and procedures, the Fund may permit short-term purchases or exchanges that it believes, in the exercise of its judgment, are not disruptive or harmful to the Fund’s long-term shareholders. For example, transactions conducted through systematic investment or withdrawal plans and trades within a money market fund are not subject to the surveillance procedures. Exceptions are subject to the advance approval by the Funds’ Chief Compliance Officer, among others, and are subject to Board oversight. Apart from trading permitted or exceptions granted in accordance with the Fund’s policies and procedures, the Fund does not accommodate, nor has any arrangement to permit, frequent purchases and redemptions of Fund shares.

The Fund, through MainStay Investments and the Distributor, maintains surveillance procedures to detect excessive or short-term trading in Fund shares. As part of this surveillance process, the Fund examines transactions in Fund shares that exceed certain monetary thresholds or numerical limits within a specified period of time. The Fund also may consider the history of trading activity in all accounts known to be under common ownership, control or influence. To the extent identified under these surveillance procedures, the Fund will place a “block” on any account if, during any 60-day period, there is (1) a purchase or exchange into the account following a redemption or exchange from such account or (2) a redemption or exchange from the account following a purchase or exchange into such account. An account that is blocked will not be permitted to place future purchase or exchange requests for an additional 60-day period in the Fund. The Fund may modify its surveillance procedures and criteria from time to time without prior notice, as necessary or appropriate to improve the detection of excessive or short-term trading or to address specific circumstances. In certain instances when deemed appropriate, the Fund may rely on a financial intermediary to apply its market timing procedures to an omnibus account. In certain cases, these procedures may be less restrictive than the Fund’s procedures. Routine allocation and rebalancing activities made by certain asset allocation programs, funds-of-funds, or other collective investment strategies may not be subject to the surveillance procedures if the manager of such strategies represent to the satisfaction of the Funds’ Chief Compliance Officer that such investment programs and strategies are consistent with the Fund’s objective of avoiding disruption due to market timing.

In addition to these measures, the Fund may from time to time impose a redemption fee on redemptions or exchanges of Fund shares made within a certain period of time in order to deter excessive or short-term trading and to offset certain costs associated with such trading, which fee will be described in the Fund’s Prospectus.

While the Fund discourages excessive or short-term trading, there is no assurance that the Fund or its procedures will be able to effectively detect such activity or participants engaging in such activity, or, if it is detected, to prevent its recurrence. The Fund’s ability to reasonably detect all such trading may be limited, for example, where the Fund must rely on the cooperation of and/or information provided by financial intermediaries or retirement plans or where the costs of surveillance on certain trading exceeds the anticipated benefit of such surveillance to Fund shareholders.

Fair Valuation and Portfolio Holdings Disclosure

Determining the Fund’s Share Prices (“NAV”) and the Valuation of Securities

The Fund generally calculates the value of its investments (also known as its net asset value, or NAV) at the close of regular trading on the New York Stock Exchange (the “Exchange”) (usually 4:00 pm Eastern time) every day the Exchange is open. The Fund does not calculate its NAV on days on which the Exchange is closed. The value of the Fund’s investments is generally based on current market prices. If current market values are not available or, in the judgment of the Subadvisor, do not accurately reflect the fair value of a security, investments will be valued by another method that the Board believes in good faith accurately reflects fair value. Changes in the value of the Fund’s portfolio securities after the close of trading on the principal markets in which the portfolio securities trade will not be reflected in the calculation of NAV unless the Subadvisor deems a particular event could materially affect the NAV. In this case, an adjustment in the valuation of the securities may be made in accordance with procedures adopted by the Board. The Fund may invest in portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. The NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem shares.

The Board has adopted valuation procedures for the Fund and has delegated day-to-day responsibility for fair value determinations to the Funds’ Valuation Committee. Determinations of the Valuation Committee are subject to review and ratification by the Board at its next scheduled meeting after the fair valuations are determined. Fair value determinations may be based upon developments related to a specific security or events affecting securities markets. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

The Fund expects to use fair value pricing for securities actively traded on U.S. exchanges only under very limited circumstances. The Fund may use fair value pricing more frequently for foreign securities. Where foreign securities markets close earlier than U.S. markets, the value of the securities may be affected by significant events or volatility in the U.S. markets occurring after the close of those foreign securities markets.

Portfolio Holdings Information

A description of the Fund’s policies and procedures with respect to the disclosure of each of the Fund’s portfolio securities holdings is available in the Fund’s SAI.  MainStay Funds will publish quarterly a list of the Fund’s ten largest holdings and publish monthly a complete schedule of the Fund’s portfolio holdings on the internet at mainstayinvestments.com.  You may also obtain this information by calling toll-free 800-MAINSTAY (624-6782).  Disclosure of the Fund’s portfolio holdings is made available as of the last day of each calendar month, no earlier than 30 days after the end of the reported month.  In addition, disclosure of the Fund’s top ten holdings is made quarterly no earlier than 15 days after the end of each calendar quarter.  The Fund’s quarterly top ten holdings information is also provided in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report to the SEC on Form N-Q.

Fund Earnings

Dividends and Interest

Most funds earn either dividends from stocks, interest from bonds and other securities, or both. A mutual fund, however, always pays this income to you as “dividends.”  The dividends paid by the Fund will vary based on the income from its investments and the expenses incurred by the Fund.

MainStay Investments reserves the right to automatically reinvest dividend distributions of less than $10.00.

When the Fund Pays Dividends

The Fund declares and pays dividends monthly. Dividends are normally paid on the last business day of the month after a dividend is declared. However, for administrative reasons, dividends that are to be paid at the end of a calendar quarter may be paid prior to the last business day of the month after the dividend is declared. You begin earning dividends the next business day after MainStay Investments receives your purchase request in good order.

Buy after the dividend payment. Avoid buying shares shortly before a dividend payment. Part of your investment may be returned in the form of a dividend, which may be taxable.

Capital Gains

The Fund earns capital gains when it sells securities at a profit.

When the Fund Pays Capital Gains

The Fund will normally distribute any capital gains to shareholders in December.

How to Take Your Earnings

You may receive your portion of Fund earnings in one of seven ways. You can make your choice at the time of application, and change it as often as you like by notifying your financial advisor (if permitted) or MainStay Investments directly. The seven choices are:

1.	Reinvest dividends and capital gains in:
o	the Fund; or
o	another MainStay Fund of your choice (other than a Fund that is closed, either to new investors or to new share purchases).
2.	Take the dividends in cash and reinvest the capital gains in the Fund.
3.	Take the capital gains in cash and reinvest the dividends in the Fund.
4.	Take a percentage of dividends or capital gains in cash and reinvest the remainder in the Fund.
5.	Take dividends and capital gains in cash.
6.
Reinvest all or a percentage of the capital gains in another MainStay Fund (other than a Fund that is closed, either to new investors or to new share purchases) and reinvest the dividends in the original Fund.

7.
Reinvest all or a percentage of the dividends in another MainStay Fund (other than a Fund that is closed, either to new investors or to new share purchases) and reinvest the capital gains in the original Fund.

If you do not make one of these choices on your application, your earnings will be automatically reinvested in the same class of shares of the Fund.

If you prefer to reinvest dividends and/or capital gains in another Fund, you must first establish an account in that class of shares of the Fund. There is no sales charge on shares purchased through the automatic reinvestment of dividends or capital gains.

Understand the Tax Consequences

Most of Your Earnings are Taxable

Virtually all of the dividends and capital gains distributions you receive from the Fund are taxable, whether you take them as cash or automatically reinvest them. The Fund’s realized earnings are taxed based on the length of time the Fund holds its investments, regardless of how long you hold Fund shares. If the Fund realizes long-term capital gains, the earnings distributions are taxed as long-term capital gains; earnings from short-term capital gains and income generated on debt investments and other sources are generally taxed as ordinary income upon distribution. Earnings generated by interest received on fixed-income securities generally will be a result of income generated on debt investments and will be taxable as ordinary income.

MainStay Investments will mail your tax report each year by February 15. This report will tell you which dividends and redemption proceeds should be treated as taxable ordinary income, which, if any, as tax-exempt income, and which, if any, as long-term capital gains.

The Fund may be required to withhold U.S. Federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Such withholding is not an additional tax and any amounts withheld may be credited against your U.S. Federal income tax liability.

Return of Capital

If the Fund’s distributions exceed its income and capital gains realized in any year, such excess distributions will constitute a return of capital for federal income tax purposes. A return of capital generally will not be taxable to you at the time of the distribution, but will reduce the cost basis of your shares and result in a higher reported capital gain or a lower reported capital loss when you sell your shares.

However, if the Fund has available capital loss carryforwards to offset its capital gains realized in any year, and its distributions exceed its income alone, all or a portion of the excess distributions may not be treated, for tax purposes, as a return of capital, and would be taxable to shareholders as ordinary income.

Exchanges

An exchange of shares of one MainStay Fund for shares of another will be treated as a sale of shares of the first MainStay Fund and a purchase of shares of the second MainStay Fund. Any gain on the transaction may be subject to taxation.

Seek professional assistance. Your financial adviser can help you keep your investment goals coordinated with your tax considerations. However, regarding tax advice, always rely on your tax adviser. For additional information on federal, state and local taxation, see the SAI.

Do not overlook sales charges. The amount you pay in sales charges reduces gains and increases losses for tax purposes.

VOTING INFORMATION

This Proxy Statement/Prospectus is furnished in connection with a solicitation of proxies by the Board to be used at the Special Meeting.

This Proxy Statement/Prospectus, along with a Notice of the Special Meeting and a proxy card, is first being mailed to shareholders of the Institutional Bond Fund on or about June 26, 2009.  Only shareholders of record as of the close of business on the Record Date will be entitled to notice of, and to vote at, the Special Meeting.  If the enclosed form of proxy card is properly executed and returned in time to be voted at the Special Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon.  Unmarked but properly executed proxy cards will be voted FOR the proposed Reorganization and in the discretion of the proxy holders on any other matters.

A proxy may be revoked at any time on or before the Special Meeting by written notice to the Secretary of the Trust at the address on the cover of this Proxy Statement/Prospectus or by attending and voting at the Special Meeting.  Unless revoked, all valid and executed proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, for approval of the Reorganization Agreement and the Reorganization contemplated thereby.

Voting of Proxies. If you attend the Special Meeting you may vote in person.  If you do not plan to attend the Special Meeting, please cast your vote by completing, signing, and returning the enclosed proxy card by mail in the envelope provided.

You may also authorize your proxy on the Internet or by touch-tone telephone.  These options require you to input a control number, which is located on each proxy card.  After inputting the control number, you will be prompted to authorize your proxy on the Proposal.  You will have an opportunity to review your authorization and make any necessary changes before submitting your authorization and terminating your telephone call or Internet connection.

Timely and properly completed and submitted proxies will be voted as instructed by shareholders.  A shareholder who executes and returns a proxy may revoke the proxy at any time prior to the date the proxy is to be exercised by (1) delivering to the Institutional Bond Fund written notice of the revocation, (2) delivering to the Institutional Bond Fund a proxy with a later date, or (3) voting in person at the Special Meeting.

In the event a shareholder signs and returns the proxy but does not indicate his or her vote as to a Proposal, such proxy will be voted FOR the proposed Reorganization and in the discretion of the proxy holder with regard to any other proposal.

Quorum Requirements. A quorum of shareholders is necessary to hold a valid meeting and to consider the Proposal.  The presence in person or by proxy of the holders of the majority of outstanding shares of the Institutional Bond Fund on the Record Date shall constitute a quorum.  The following chart reflects the total number of shares outstanding as of the Record Date for the Institutional Bond Fund:

As of Record Date (May 26, 2009)
Number of Shares Outstanding
Class I

Institutional Bond Fund	26,021,468.308

Votes Necessary to Approve the Proposal. Approval of the proposal will require the affirmative vote of the holders of a “majority of the outstanding voting securities” of the Institutional Bond Fund, which is defined in the 1940 Act as the lesser of : (1) 67% of the voting securities of the Institutional Bond Fund present at the meeting, if more than 50% of the outstanding voting securities of the Institutional Bond Fund are present in person or by proxy, or (2) more than 50% of the outstanding voting securities of the Institutional Bond Fund.

Effect of Abstentions and Broker “Non-Votes.” The Institutional Bond Fund expects that, before the Special Meeting, broker-dealer firms holding shares of the Fund in “street name” for their customers will request voting instructions from their customers and beneficial owners.  If a shareholder abstains from voting as to any matter, or if a broker returns a “non-vote” proxy indicating a lack of authority to vote on a matter, then the shares represented by such abstention or broker non-vote will be considered to be present at the Special Meeting for purposes of determining the existence of a quorum.

Abstentions and broker non-votes will not, however, be counted as votes in favor of the Proposal. Therefore, abstentions and broker non-votes will have the effect of a “no” vote with respect to the Proposal.

Adjournments. If a quorum is not present at the Special Meeting or if a quorum is present but sufficient votes to approve the Proposal have not been received at the time of the Special Meeting, the persons named as proxies may propose one or more adjournments of the Special Meeting in accordance with applicable law to permit further solicitation of votes.  The persons named as proxies will vote in favor of adjournment with respect to those proxies that may be voted in favor of a Proposal(s) and will vote against any such adjournment with respect to those proxies which have been voted against the Proposal(s).

Payment of Proxy Expenses. The cost of the Special Meeting, including costs of proxies and voting instructions, will be borne by New York Life Investments and are estimated to be between $4,000 and $6,000.  The Institutional Bond Fund or New York Life Investments, on its behalf, has retained The Altman Group to provide proxy services in connection with the Special Meeting.  Proxies will be solicited via regular mail and also may be solicited via telephone, e-mail or other personal contact by personnel of New York Life Investments, its affiliates, or, in New York Life Investments’ discretion, a commercial firm retained for this purpose .

Other Matters to Come Before the Special Meeting. The Institutional Bond Fund does not know of any matters to be presented at the Special Meeting other than those described in this Proxy Statement.  If any other matters come before the Special Meeting, including any Proposal to adjourn the Special Meeting to permit the continued solicitation of proxies in favor of the Reorganization, it is the intention of the Institutional Bond Fund that proxies not containing specific restrictions to the contrary will be voted as described above under “Adjournments” with respect to proposals to adjourn the Special Meeting to solicit additional proxies in favor of the Reorganization and in the discretion of the proxy holder on any other matters.

Future Shareholder Proposals. A shareholder may request inclusion in the Trust’s proxy statement and on the Trust’s proxy card for shareholder meetings certain proposals for action which the shareholder intends to introduce at such meeting.  Shareholders wishing to submit proposals for inclusion in a proxy statement for a subsequent shareholders’ meeting should send their written proposals to the Trust at 51 Madison Avenue, New York, New York 10010.  Any shareholder proposals must be presented a reasonable time before the proxy materials for the next meeting are sent to shareholders to be considered for inclusion in the proxy materials.  The timely submission of a proposal does not guarantee its inclusion in the proxy statement and is subject to limitations under the federal securities laws.  The Trust is not required to hold regular meetings of shareholders, and in order to minimize its costs, does not intend to hold meetings of shareholders unless so required by applicable law, regulation, regulatory policy, or unless otherwise deemed advisable by the Board or the Trust’s management.

Therefore, it is not practicable to specify a date by which proposals must be received in order to be incorporated in an upcoming proxy statement for a meeting of shareholders.

OTHER INFORMATION

Financial Highlights

The fiscal year end of the Trust and Eclipse Funds Inc. is October 31.

The financial highlights of the Intermediate Term Bond Fund contained in Exhibit C have been derived from financial statements audited by KPMG LLP, the Intermediate Term Bond Fund and Institutional Bond Fund’s independent registered public accounting firm.

Form of Organization

The Intermediate Term Bond Fund is a diversified series of the Eclipse Funds Inc., an open-end management investment company registered with the Securities and Exchange Commission which is organized as a Maryland corporation.  The Institutional Bond Fund is a diversified series of The MainStay Funds, an open-end management investment company registered with the Securities and Exchange Commission which is organized as a Massachusetts business trust.  Each Fund is governed by a Board consisting of eight members, seven of whom are “non-interested” persons as defined in the 1940 Act, as amended.  For more information on the history of the Funds, please see the Funds’ Statement of Additional Information.

Distributor

NYLIFE Distributors LLC, 169 Lackawanna Avenue, Parsippany, New Jersey 07054, a limited liability company organized under the laws of Delaware, serves as each Fund’s distributor and principal underwriter (the “Distributor”) pursuant to a Amended and Restated Master Distribution Agreement, dated June 18, 2007.  The Distribution Agreement provides that the Distributor will use its best efforts to distribute the Funds’ shares.  The Distributor is a wholly-owned subsidiary of New York Life Investments.

Custodian

Pursuant to an agreement with New York Life Investments, State Street Bank & Trust Company (“State Street”), One Lincoln Street, Boston, Massachusetts 02111-2900 serves as the Custodian for each Fund’s assets.  State Street also provides sub-administration and sub-accounting services for the Funds.  These services include calculating the Funds’ daily net asset values, maintaining general ledger and sub-ledger accounts for the calculation of the Funds’ respective net asset values, and assisting New York Life Investments in conducting various aspects of the Funds’ administrative operations.  For providing these non-custody services to the Funds, State Street is compensated by New York Life Investments.  Custodian fees and expenses are paid by the Funds.

Independent Registered Public Accounting Firm

KPMG LLP, 1601 Market Street, Philadelphia, Pennsylvania 19103-2499, serves as the Funds’ independent registered public accounting firm.  KPMG is responsible for auditing the annual financial statements of the Funds.  Representatives of KPMG LLP are not expected to be present at the Special Meeting, but have been given the opportunity to make a statement if they so desire and will be available should any matter arise requiring their presence.

Shareholder Reports

The Funds will furnish, without charge, upon request, a printed version of the most recent annual reports to shareholders of the Funds (and any subsequent semi-annual reports).  Such requests may be directed to the Funds by contacting the Distributor of the Funds’ shares by writing NYLIFE Distributors LLC, Attn: MainStay Funds, 169 Lackawanna Avenue, Parsippany, New Jersey 07054, or by calling toll-free 800-MAINSTAY (624-6782).  Please include the name of the specific Fund for which you request reports.

Information Requirements

Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and certain other federal securities statutes, and files reports and other information with the SEC.  Proxy materials, reports and other information filed by the Funds can be inspected and copied at the Public Reference Facilities maintained by the SEC at 100 F Street, NE, Washington, D.C. 20549.  The SEC maintains an Internet website (at http://www.sec.gov), which contains other information about the Funds.

Security Ownership of Management and Principal Shareholders

As of the Record Date, (1) the current officers and Directors of Eclipse Funds Inc., in the aggregate, beneficially owned less than 1% of a Class I shares of the Intermediate Term Bond Fund, and (2) the current officers and Trustees of The MainStay Funds, in the aggregate, beneficially owned less than 1% of Class I shares of the Institutional Bond Fund.  A list of the 5% shareholders of Class I shares of the Intermediate Term Bond Fund and the Institutional Bond Fund as of the Record Date are listed in Exhibit D.

Vote of Fund Shares by New York Life Investments

MainStay Asset Allocation Funds and MainStay Retirement Funds may receive the proxy statement as shareholders of the Institutional Bond Fund.  In that event, New York Life Investments and/or its affiliates have the discretion to vote some of the Institutional Bond Fund’s shares on the Proposal, in accordance with the recommendations of an independent service provider or vote the shares in the same proportion as the other shareholders of the Institutional Bond Fund.  The Institutional Bond Fund has been advised by New York Life Investments that these shares will be voted pursuant to established policies and procedures designed to address potential conflicts of interest.

Capitalization

The following tables show the capitalization of the Institutional Bond Fund and the Intermediate Term Bond Fund as of October 31, 2008, and on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value.

As of October 31, 2008
NET ASSETS	Intermediate Term Bond Fund	Institutional Bond Fund	Pro Forma Adjustments	Intermediate Term Bond Fund Pro Forma Combined After Reorganization

Class I	$133,089,828	$270,840,115		$403,929,943

NET ASSET VALUE PER SHARE	Intermediate Term Bond Fund	Institutional Bond Fund	Pro Forma Adjustments	Intermediate Term Bond Fund Pro Forma Combined After Reorganization

Class I	$9.35	$9.29		$9.35

SHARES OUTSTANDING	Intermediate Term Bond Fund	Institutional Bond Fund	Pro Forma Adjustments	Intermediate Term Bond Fund Pro Forma Combined After Reorganization

Class I	14,231,295	29,159,752	(192,895)	43,198,152

EXHIBIT A

AGREEMENT AND PLAN OF REORGANIZATION

MAINSTAY INSTITUTIONAL BOND FUND
MAINSTAY INTERMEDIATE TERM BOND FUND

The Board of Directors of Eclipse Funds Inc., a Maryland corporation, and the Board of Trustees of The MainStay Funds, a Massachusetts business trust, (collectively, the “Boards”), deem it advisable that the MainStay Intermediate Term Bond Fund (the “Acquiring Fund”), a series of Eclipse Funds Inc., and the MainStay Institutional Bond Fund (the “Acquired Fund”), a series of The MainStay Funds, engage in the reorganization described below.

This agreement is intended to be and is adopted as a plan of reorganization and liquidation (the “Plan”) within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (“Code”).  The reorganization and liquidation will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Class I shares of beneficial interest of the Acquiring Fund (“Acquiring Fund Shares”), the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund, as provided herein (“Reorganization”), all upon the terms and conditions hereinafter set forth in this Plan.

WHEREAS, the Acquired Fund and the Acquiring Fund are each a series of an open-end, registered investment company of the management type and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Board of Directors of Eclipse Funds Inc. has determined, with respect to the Acquiring Fund, that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

WHEREAS, the Board of Trustees of The MainStay Funds has determined, with respect to the Acquired Fund, that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	Transfer of Assets of the Acquired Fund to the Acquiring Fund in Exchange for Acquiring Fund Shares, the Assumption of all Acquired Fund Liabilities and the Liquidation of the Acquired Fund

1.1           Subject to the requisite approval of the Acquired Fund’s shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of its respective assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefore: (i) to deliver to the Acquired Fund the number of full and fractional Class I Acquiring Fund Shares, determined by dividing the value of the Acquired Fund’s net assets, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share of the corresponding class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of the Acquired Fund, as set forth in paragraph 1.3.  Such transactions shall take place on the date of the closing provided for in paragraph 3.1 (“Closing Date”).

1.2           The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date (collectively, “Assets”).

1.3           The Acquired Fund will endeavor to discharge all of its liabilities and obligations prior to the Closing Date.  The Acquiring Fund shall also assume all of the liabilities of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date as defined in paragraph 2.1 (collectively, “Liabilities”).  On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.4           Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Fund will distribute to its respective shareholders of record with respect to each class of shares, determined as of immediately after the close of business on the Closing Date (“Acquired Fund Shareholders”), on a pro rata basis within that class, the Acquiring Fund Shares of the corresponding class received by the Acquired Fund pursuant to paragraph 1.1, and will completely liquidate.  Such distribution and liquidation will be accomplished, with respect to each class of the Acquired Fund’s shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders.  The aggregate net asset value of Class I Acquiring Fund Shares to be so credited to Class I Acquired Fund Shareholders, respectively, shall, with respect to each class, be equal to the aggregate net asset value of the shares of beneficial interest of the Acquired Fund (“Acquired Fund Shares”) of the corresponding class owned by Acquired Fund Shareholders on the Closing Date.  All issued and outstanding shares of the Acquired Fund will simultaneously be redeemed and canceled on the books of the Acquired Fund, although share certificates representing interests in Class I shares of the Acquired Fund will represent a number of the corresponding class of Acquiring Fund Shares after the Closing Date, as determined in accordance with paragraph 2.3.  The Acquiring Fund shall not issue certificates representing the Class I Acquiring Fund Shares in connection with such exchange.

1.5           Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s Transfer Agent, as defined in paragraph 3.3.

1.6           Any reporting responsibility of the Acquired Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (“SEC”), any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund up to and including the Closing Date.

2.           Valuation

2.1           The value of the Assets shall be the value of such Assets computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures set forth in the then-current prospectus and statement of additional information with respect to the Acquired Fund, and valuation procedures established by the Acquired Fund’s Board.

2.2           The net asset value of an Acquiring Fund Share shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Fund’s then-current prospectus and statement of additional information, and valuation procedures established by the Acquiring Fund’s Board.

2.3           The number of the Class I Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund’s Assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the Class I of the Acquired Fund, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share of the same class, determined in accordance with paragraph 2.2.

2.4           All computations of value shall be made by New York Life Investments, in its capacity as administrator for the Acquired Fund and the Acquiring Fund, and shall be subject to confirmation by each Fund’s record keeping agent and by each Fund’s independent accountants.

3.           Closing and Closing Date

3.1           The Closing Date shall be [September 10, 2009] or such other date as the parties may agree.  All acts taking place at the closing of the transactions provided for in this Plan (“Closing”) shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties.  The close of business on the Closing Date shall be as of 4:00 p.m. Eastern time.  The Closing shall be held at the offices of the Funds or at such other time and/or place as the parties may agree.

3.2           The MainStay Funds shall direct State Street Bank and Trust Company as custodian for the Acquired Fund (“Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that the Assets shall have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date.  The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian to those persons at the Custodian who have primary responsibility for the safekeeping of the assets of the Acquiring Fund, which Custodian also serves as the custodian for the Acquiring Fund.  Such presentation shall be made for examination no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof.  The Custodian shall deliver to those persons at the Custodian who have primary responsibility for the safekeeping of the assets of the Acquiring Fund as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and of each securities depository, as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (“1940 Act”), in which the Acquired Fund’s Assets are deposited, the Acquired Fund’s Assets deposited with such depositories.  The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of Federal funds on the Closing Date.

3.3           The MainStay Funds shall direct NYLIM Service Company LLC, in its capacity as transfer agent for the Acquired Fund (“Transfer Agent”), to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Class I shares owned by each such shareholder immediately prior to the Closing.  The Acquiring Fund shall issue and deliver to the Secretary of the Acquired Fund prior to the Closing Date a confirmation evidencing that the appropriate number of Acquiring Fund Shares will be credited to the Acquired Fund on the Closing Date, or provide other evidence satisfactory to the Acquired Fund as of the Closing Date that such Acquiring Fund Shares have been credited to the Acquired Fund’s accounts on the books of the Acquiring Fund.  At the Closing each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4           In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Boards, accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.           Representations and Warranties

4.1                Except as has been fully disclosed to the Acquiring Fund in a written instrument executed by an officer of The MainStay Funds, The MainStay Funds, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund, as follows:

(a)
The Acquired Fund is duly organized as a series of The MainStay Funds, which is a business trust duly organized, validly existing and in good standing under the laws of Massachusetts, with power under The MainStay Funds’ Declaration of Trust and By-Laws, as amended from time to time, to own all of its Assets and to carry on its business as it is now being conducted; and

(b)
The MainStay Funds is a registered investment company classified as a management company of the open-end type, and its registration with the SEC as an investment company under the 1940 Act, and the registration of Class I Acquired Fund Shares under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect;

(c)
No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), and the 1940 Act, and such as may be required by state securities laws;

(d)
The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used at all times prior to the date of this Plan conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the SEC thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)
On the Closing Date, The MainStay Funds, on behalf of the Acquired Fund, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, Eclipse Funds Inc., on behalf of the Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

(f)
The MainStay Funds is not engaged currently, and the execution, delivery and performance of this Plan will not result, in (i) a material violation of its Declaration of Trust or By-Laws, or of any agreement, indenture, instrument, contract, lease or other undertaking to which The MainStay Funds, on behalf of the Acquired Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which The MainStay Funds, on behalf of the Acquired Fund, is a party or by which it is bound;

(g)
All material contracts or other commitments of the Acquired Fund (other than this Plan and certain investment contracts, including options, futures, and forward contracts) will terminate without liability to the Acquired Fund on or prior to the Closing Date;

(h)
Except as otherwise disclosed in writing to and accepted by Eclipse Funds Inc., on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The MainStay Funds, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i)
The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund dated October 31, 2008 have been audited by KPMG LLP, independent accountants, and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(j)
Since October 31, 2008, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund.  For the purposes of this subparagraph (j), a decline in net asset value per share of Acquired Fund Shares due to declines in market values of securities held by the Acquired Fund, the discharge of the Acquired Fund’s liabilities, or the redemption of the Acquired Fund’s shares by shareholders of the Acquired Fund shall not constitute a material adverse change;

(k)
On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l)
For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its Federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

(m)
All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by The MainStay Funds and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws.  All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3.  The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund’s shares;

(n)
The execution, delivery and performance of this Plan will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees, on behalf of the Acquired Fund, and, subject to the approval of the shareholders of the Acquired Fund, this Plan will constitute a valid and binding obligation of The MainStay Funds, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o)
The information to be furnished by the Acquired Fund for use in registration statements, proxy materials and other documents filed or to be filed with any Federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

(p)
The combined proxy statement and prospectus (“Proxy Statement”) to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties of this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder.

4.2               Except as has been fully disclosed to the Acquired Fund in a written instrument executed by an officer of Eclipse Funds Inc., on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund, as follows:

(a)
The Acquiring Fund is duly organized as series of Eclipse Funds Inc., which is a corporation duly organized, validly existing, and in good standing under the laws of the Maryland with power under its Articles of Incorporation and By-Laws to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)
Eclipse Funds Inc. is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the Class I Acquiring Fund Shares under the 1933 Act, is in full force and effect;

(c)
No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d)
The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used at all times prior to the date of this Plan conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)
On the Closing Date, Eclipse Funds Inc., on behalf of the Acquiring Fund, will have good and marketable title to the Acquiring Fund’s assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice and necessary documentation at or prior to the Closing;

(f)
The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Plan will not result, in (i) a material violation of Eclipse Funds Inc.’s Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which Eclipse Funds Inc., on behalf of the Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which Eclipse Funds Inc., on behalf of the Acquiring Fund, is a party or by which it is bound;

(g)
Except as otherwise disclosed in writing to and accepted by The MainStay Funds, on behalf of the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the Acquiring Fund’s knowledge, threatened against Eclipse Funds Inc., on behalf of the Acquiring Fund, or any of the Acquiring Fund’s properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business.  Eclipse Funds Inc., on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund’s business or its ability to consummate the transactions herein contemplated;

(h)
The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Fund dated October 31, 2008 have been audited by KPMG LLP, independent accountants, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(i)
Since October 31, 2008, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund.  For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Fund’s shares due to declines in market values of securities held by the Acquiring Fund, the discharge of the Acquiring Fund’s liabilities, or the redemption of the Acquiring Fund’s shares by shareholders of the Acquiring Fund, shall not constitute a material adverse change;

(j)
On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k)
For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its Federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date;

(l)
All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by Eclipse Funds Inc. and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws.  The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

(m)
The execution, delivery and performance of this Plan will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Directors of Eclipse Funds Inc., on behalf of the Acquiring Fund, and this Plan will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n)
The Class I Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Plan, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable by the Acquiring Fund; and

(o)
The information to be furnished by the Acquiring Fund for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

(p)
The Proxy Statement to be included in the Registration Statement (and any amendment or supplement thereto), insofar as it relates to the Acquiring Fund and the Acquiring Fund Shares, will, from the effective date of the Registration Statement through the date of the Special Meeting of Shareholders of the Acquired Fund contemplated therein and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties of this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder.

5.           Covenants of the Acquiring Fund and the Acquired Fund

5.1           The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2           The MainStay Funds will call a Special Meeting of the Shareholders of the Acquired Fund to consider and act upon this Plan and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3           The Acquired Fund covenants that the Class I Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Plan.

5.4           The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund’s shares.

5.5           Subject to the provisions of this Plan, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Plan.

5.6           The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of the Proxy Statement (referred to in paragraph 4.1(p)) to be included in a Registration Statement on Form N-14 (“Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the Special Meeting of the Shareholders of the Acquired Fund to consider approval of this Plan and the transactions contemplated herein.

5.7           As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its respective shareholders consisting of the Class I Acquiring Fund Shares received at the Closing.

5.8           The Acquiring Fund and the Acquired Fund shall each use their reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Plan as promptly as practicable.

5.9           The MainStay Funds, on behalf of the Acquired Fund, covenants that it will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as Eclipse Funds Inc., on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) The MainStay Funds’, on behalf of the Acquired Fund, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and (b) Eclipse Funds Inc.’s, on behalf of the Acquiring Fund, title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Plan.

5.10           The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.           Conditions Precedent to Obligations of the Acquired Fund

The obligations of The MainStay Funds, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at The MainStay Funds’ election, to the performance by Eclipse Funds Inc., on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1           All representations and warranties of Eclipse Funds Inc., on behalf of the Acquiring Fund, contained in this Plan shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Plan, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2           Eclipse Funds Inc., on behalf of the Acquiring Fund, shall have delivered to the Acquired Fund a certificate executed in the name of the Acquiring Fund by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to The MainStay Funds, and dated as of the Closing Date, to the effect that the representations and warranties of Eclipse Funds Inc., on behalf of the Acquiring Fund, made in this Plan are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Plan, and as to such other matters as The MainStay Funds shall reasonably request;

6.3           Eclipse Funds Inc., on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Plan to be performed or complied with by Eclipse Funds Inc., on behalf of the Acquiring Fund, on or before the Closing Date; and

6.4           The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Class I Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.           Conditions Precedent to Obligations of the Acquiring Fund

The obligations of Eclipse Funds Inc., on behalf of the Acquiring Fund, to complete the transactions provided for herein shall be subject, at Eclipse Funds Inc.’s election, to the performance by The MainStay Funds, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1           All representations and warranties of The MainStay Funds, on behalf of the Acquired Fund, contained in this Plan shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Plan, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2           The MainStay Funds shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s Assets and Liabilities, as of the Closing Date, certified by the Treasurer of The MainStay Funds;

7.3           The MainStay Funds, on behalf of the Acquired Fund, shall have delivered to the Acquiring Fund a certificate executed in the name of the Acquired Fund by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of The MainStay Funds, on behalf of the Acquired Fund, made in this Plan are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Plan, and as to such other matters as Eclipse Funds Inc. shall reasonably request;

7.4           The MainStay Funds, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Plan to be performed or complied with by The MainStay Funds, on behalf of the Acquired Fund, on or before the Closing Date;

7.5           The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Class I Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

7.6           The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of their investment company taxable income and all of their net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8.	Further Conditions Precedent to Obligations of the Acquiring Fund and the Acquired Fund

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to The MainStay Funds, on behalf of the Acquired Fund, or Eclipse Funds Inc., on behalf of the Acquiring Fund, the other party to this Plan shall, at its option, not be required to consummate the transactions contemplated by this Plan:

8.1           The Plan and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of The MainStay Funds’ Declaration of Trust and By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund.  Notwithstanding anything herein to the contrary, The MainStay Funds and Eclipse Funds Inc., on behalf of either the Acquired Fund or the Acquiring Fund, respectively, may not waive the conditions set forth in this paragraph 8.1;

8.2           On the Closing Date no action, suit or other proceeding shall be pending or, to Eclipse Funds Inc.’s or The MainStay Funds’ knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Plan or the transactions contemplated herein;

8.3           All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by Eclipse Funds Inc. and The MainStay Funds to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

8.4           The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.5           The parties shall have received the opinion of counsel to The MainStay Funds, on behalf of the Acquired Fund, substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Plan shall constitute a tax-free reorganization for Federal income tax purposes.  The delivery of such opinion is conditioned upon receipt by counsel to The MainStay Funds of representations it shall request of The MainStay Funds.  Notwithstanding anything herein to the contrary, The MainStay Funds and Eclipse Funds Inc., on behalf of either the Acquired Fund or the Acquiring Fund, respectively, may not waive the condition set forth in this paragraph 8.5.

9.           Indemnification

9.1           Eclipse Funds Inc., out of the Acquiring Fund’s assets and property, agrees to indemnify and hold harmless the Acquired Fund from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquired Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Plan.

9.2           The MainStay Funds, out of the Acquired Fund’s assets and property, agrees to indemnify and hold harmless the Acquiring Fund from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquiring Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Plan.

10.           Brokerage Fees and Expenses

10.1           The Acquiring Fund and the Acquired Fund, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

10.2           The expenses relating to the proposed Reorganization will be borne by the Acquired Fund.  No such expenses shall be borne by the Acquiring Fund, except for brokerage fees and expenses incurred in connection with the Reorganization. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, if any, preparation of the Registration Statement, printing and distributing the Proxy Statement, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders’ meetings.  Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

11.           Entire Agreement; Survival of Warranties

11.1           Eclipse Funds Inc. and The MainStay Funds agree that they have not made any representation, warranty or covenant, on behalf of either the Acquiring Fund or the Acquired Fund, respectively, not set forth herein and that this Plan constitutes the entire agreement between the parties.

11.2           The representations, warranties and covenants contained in this Plan or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.  The covenants to be performed after the Closing and the obligations of the Acquired Fund and Acquiring Fund in Sections 9.1 and 9.2 shall survive the Closing.

12.           Termination

This Plan may be terminated and the transactions contemplated hereby may be abandoned by resolution of the Boards of Eclipse Funds Inc. and The MainStay Funds, on behalf of either the Acquiring Fund or the Acquired Fund, respectively, at any time prior to the Closing Date, if circumstances should develop that, in the opinion of the Boards, make proceeding with the Plan inadvisable.

13.           Amendments

This Plan may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of Eclipse Funds Inc. and The MainStay Funds, on behalf of either the Acquiring Fund or the Acquired Fund, respectively; provided, however, that following the Special Meeting of the Shareholders of the Acquired Fund called by The MainStay Funds, pursuant to paragraph 5.2 of this Plan, no such amendment may have the effect of changing the provisions for determining the number of Class I Acquiring Fund Shares to be issued to the Class I Acquired Fund Shareholders, respectively, under this Plan to the detriment of such shareholders without their further approval.

14.           Notices

Any notice, report, statement or demand required or permitted by any provisions of this Plan shall be in writing and shall be given by facsimile, electronic delivery (i.e., e-mail) personal service or prepaid or certified mail addressed to the Funds, 169 Lackawanna Avenue, Parsippany, New Jersey 07054, Attn: Marguerite E. H. Morrison, in each case with a copy to Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006, Attn: Sander M. Bieber.

15.           Headings; Governing Law; Assignment; Limitation of Liability

15.1           The Article and paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.

15.2           This Plan shall be governed by and construed in accordance with the laws of the State of New York without regard to its principles of conflicts of laws.

15.3           This Plan shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Plan.  Except as expressly provided otherwise in this Plan, the Acquired Fund will pay or cause to be paid all out-of pocket fees and expenses incurred in connection with the transactions contemplated under this Plan, including, but not limited to, accountants’ fees, legal fees, registration fees, printing expenses, transfer taxes (if any) and the fees of banks and transfer agents.

IN WITNESS WHEREOF, each of the parties hereto has caused this Plan to be executed as of the ____ day of September, 2009.

ECLIPSE FUNDS INC. On behalf of the Acquiring Fund: MainStay Intermediate Term Bond Fund	THE MAINSTAY FUNDS On behalf of the Acquired Fund: MainStay Institutional Bond Fund

By:	By:

New York Life Investments agrees to the provisions set forth in the last paragraph of this Plan.

NEW YORK LIFE INVESTMENT
 MANAGEMENT LLC

By:
Stephen P. Fisher
President and Chief Executive Officer

EXHIBIT B

SIMILARITIES AND DIFFERENCES IN THE ORGANIZATION OF
THE MAINSTAY FUNDS AND ECLIPSE FUNDS INC.

	The MainStay Funds	Eclipse Funds Inc.
Quorum of Shareholders	Majority of shares entitled to vote.	One-third of shares entitled to vote.

Can the Fund issue an unlimited number of shares?	Yes.	No.

Do the Trustees/Directors have the power to materially amend the Declaration of Trust or the Articles of Incorporation without shareholder approval?
Yes, but only if: (i) the Trustees deem it necessary to conform the Declaration of Trust to applicable federal laws or regulations; or (ii) the Trustees deem it necessary or desirable to change the name of the Trust or to make any other changes in the Declaration of Trust which do not materially adversely affect the rights of shareholders.  A change which would diminish or eliminate voting rights or liquidation preferences is deemed to “materially adversely affect the rights of shareholders” for this purpose.
Yes, so long as such amendment is not in contravention of applicable law.

Is the termination of The MainStay Funds or Eclipse Funds Inc. (as opposed to a series thereof) possible without shareholder approval?	Yes.	Yes.

May the Trustees/Directors act without a meeting?	Yes.	Yes.

B-1

	The MainStay Funds	Eclipse Funds Inc.
Trustee/Director liability other than what the federal securities laws already prescribe?	No.	No.

Shareholder liability?	No.	No.

Vote required for a reorganization?	Approval of a majority of the outstanding voting securities.	Approval of a majority of shareholder votes cast at a meeting at which a quorum is present.

B-2

EXHIBIT C

FINANCIAL HIGHLIGHTS OF
MAINSTAY INTERMEDIATE TERM BOND FUND

The financial highlights tables are intended to help you understand the financial performance of the Class I shares of the MainStay Intermediate Term Bond Fund for the past five years.  Certain information reflects financial results for a single Fund share.  The total returns presented in the table represent the rate that an investor would have earned or lost on an investment in the Fund for the stated period (assuming reinvestment of all dividends and distributions).

Information for the MainStay Intermediate Term Bond Fund has been audited by KPMG LLP, whose report, along with the Fund’s financial statements, is in the annual report of Eclipse Funds, Inc., which is available upon request.

Class I shares	Year ended October 31,
(selected per share data and ratios)	2008		2007	2006		2005		2004
Net asset value at beginning of period	$9.73		$9.75	$9.72		$10.00		$9.83
Net investment income	0.43		0.46	0.41		0.38		0.34
Net realized and unrealized gain (loss) on investments	(0.38)		0.01	0.03		(0.28)		0.17
Net realized and unrealized gain (loss) on foreign currency transactions	_--_		0.00 ‡	0.00	‡	_--_		_--_
Total from investment operations	0.05		0.47	0.44		0.10		0.51
Less dividends: From net investment income	(0.43)		(0.49)	(0.41)		(0.38)		(0.34)
Net asset value at end of period	$9.35		$9.73	$9.75		$9.72		$10.00
Total investment return (a)(b)	0.39%		4.94%	4.70%		0.97%		5.30%
Ratios (to average net assets) / Supplemental Data:
Net investment income	4.35%		4.75%	4.34%		3.81%		3.33%
Net expenses	0.70%		0.70%	0.70%		0.72%		0.75%
Expenses (before waiver / reimbursement)	0.78%		0.74%	0.76%		0.86%		0.93%
Portfolio turnover rate	114	% (c)	70%	146	% (c)	192	% (c)	193%
Net assets at end of period (in 000s)	$133,090		$140,221	$125,525		$115,147		$154,620
‡	Less than one cent per share.
(a)	Total return is calculated exclusive of sales charge and assumes the reinvestments of dividends and distributions. Class I shares are not subject to sales charges.
(b)	Total investment returns may reflect adjustments to conform to generally accepted accounting principles.
(c)	The portfolio turnover rates not including mortgage dollar rolls were 92%, 64% and 76% for the years ended October 31, 2008, 2006 and 2005, respectively.

C-1

EXHIBIT D

Principal Shareholders of the Funds

As of the Record Date, the following persons owned of record of beneficially 5% or more of the outstanding shares of Class I of the MainStay Intermediate Term Bond Fund or the MainStay Institutional Bond Fund, as applicable:

MainStay Institutional Bond Fund 5% Shareholders

Registration	% of Fund Held	Share Balance

NEW YORK LIFE TRUST COMPANY	8.94%	2,058,219.7060
CLIENT ACCOUNTS
169 LACKAWANNA AVE
PARSIPPANY NJ 07054-1007

NEW YORK LIFE INSURANCE CO	5.19%	1,195,913.3230
MAINSTAY MODERATE ALLOCATION FUND
1180 AVENUE OF THE AMERICAS FL 22
ATTN: MAGGIE GOODMAN
NEW YORK LIFE INVESTMENT MGMT
NEW YORK NY 10036-8401

NEW YORK LIFE INSURANCE CO	5.69%	1,310,991.1500
MAINSTAY VP MODERATE ALLOCATION
C/O TONY ELAVIA
51 MADISON AVE
2ND FL - EIG GROUP ATTN: GOODMAN
NEW YORK NY 10010-1603

NEW YORK LIFE INSURANCE CO	6.06%	1,394,224.6080
MAINSTAY VP CONSERVATIVE ALLOCAT
C/O TONY ELAVIA
51 MADISON AVE 2ND FL - EIG GROUP
ATTN: MAGGIE GOODMAN
NEW YORK NY 10010-1610

AST CAPITAL TRUST COMPANY AS CUST	5.47%	1,258,978.3520
FBO UA LOCAL NOS 343 & 355 DEF
CONTRIBUTION PLAN
PO BOX 52129
PHOENIX AZ 85072-2129

MainStay Intermediate Term Bond Fund 5% Shareholders

Registration	% of Fund Held	Share Balance

NEW YORK LIFE INSURANCE CO	5.22%	907,909.3200
MAINSTAY CONSERV ALLOCATION FUND
C/O MAGGIE GOODMAN
1180 AVENUE OF THE AMERICAS FL 22
ATTN: MAGGIE GOODMAN
NEW YORK NY 10036-8401

NEW YORK LIFE INSURANCE CO	6.84%	1,190,406.7040
MAINSTAY MODERATE ALLOCATION FUND
1180 AVENUE OF THE AMERICAS FL 22
ATTN: MAGGIE GOODMAN
NEW YORK LIFE INVESTMENT MGMT
NEW YORK NY 10036-8401

NEW YORK LIFE INS. CO. EMPLOYEES'	11.83%	2,059,842.8680
HEALTH AND LIFE BENEFIT
TRUST LIFE BENEFITS
C/O MARIA MAUCERI
51 MADISON AVE RM 511
NEW YORK NY 10010-1603

WTRISC AS TRUSTEE FBO	8.54%	1,487,287.9580
IBEW LOCAL 332 PENSION PLAN
POOLED / MODERATE MODE
PO BOX 52129
PHOENIX AZ 85072-2129

NEW YORK LIFE TRUST COMPANY	5.75%	1,000,728.6460
CLIENT ACCOUNTS
ATTN: WILLIAM PERRETT
169 LACKAWANNA AVE
PARSIPPANY NJ 07054-1007

WTRISC AS TRUSTEE FBO	7.87%	1,370,114.8500
IBEW LOCAL 332 PENSION PLAN
CONSERVATIVE MODEL
PO BOX 52129
PHOENIX AZ 85072-2129

TEAMSTERS LOCAL UNION NO 856	5.80%	1,008,881.8350
HEALTH AND WELFARE PLAN
PO BOX 24513
OAKLAND CA 94623-1513

NEW YORK LIFE INS. CO. AGENTS'	12.44%	2,165,939.6320
HEALTH AND LIFE BENEFIT
TRUST LIFE BENEFITS
C/O MARIA MAUCERI
51 MADISON AVE RM 511
NEW YORK NY 10010-1603

NEW YORK LIFE INSURANCE CO	14.75%	2,568,389.0580
C/O RICHARD SCHWARTZ
51 MADISON AVE RM 201
NEW YORK NY 10010-1603

NEW YORK LIFE	9.47%	1,648,442.0530
SEPARATE ACCOUNTS
ATTN: CAROL MEYER
C/O DARREL THOMPSON
101 BARCLAY ST, 8 EAST FL
NEW YORK NY 10286-0001

PROXY CARD

This proxy, when properly executed, will be voted in the manner directed herein by the shareholder.  If no specification is made, this proxy will be voted in favor of the proposal.

Your vote is very important.  Please complete, sign, and return the proxy card promptly using the enclosed envelope, if you do not wish to vote by internet or by phone.

Dated:  _________________

_________________________________
Signature(s) of Participant(s)                                                                                                (Please sign in the box)

Please sign exactly as your name or names appear.  When signing as attorney, executor, administrator, trustee or guardian, please give your full title as such.

Your proxy is important to assure a quorum at the Special Meeting of Shareholders of the Fund whether or not you plan to attend the Special Meeting in person.  You may revoke this proxy at any time and the giving of it will not affect your right to attend the Special Meeting and attend in person.

Unless a contrary direction is indicated, the shares represented by this proxy will be voted for approval of the proposal; if specific instructions are indicated, this proxy will be voted in accordance with such instructions.

Please choose one of the following options to vote your shares:
- Touchtone: To vote by phone call toll free 123-456-7890 and follow the recorded instructions
- Internet: Vote on the internet at www.proxyvote.com and following the simple instructions.	Voting Control ID: [123456789101] Check Digit ID: [123]
- Mail: Return the signed proxy card in the enclosed envelope.

If you would like to authorize your proxy over the phone, please call toll free 123-456-7890.  Representatives are available to record your instruction quickly over the phone.  They also are available to answer any questions you may have regarding the proxy materials.

PLEASE VOTE TODAY

SEE THE REVERSE SIDE FOR THE PROPOSAL

THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES OF ECLIPSE FUNDS, WHICH UNANIMOUSLY RECOMMENDS THAT YOU VOTE "FOR" THE FOLLOWING PROPOSAL.

	FOR	AGAINST	ABSTAIN
To approve an Agreement and Plan of Reorganization providing for:  (i) the acquisition of all assets and the assumption of the liabilities of the Institutional Bond Fund by the MainStay Intermediate Term Bond Fund, a series of Eclipse Funds Inc. (the “Intermediate Term Bond Fund,” and collectively with Institutional Bond Fund, the “Funds”), in exchange for Class I shares of common stock of the Intermediate Term Bond Fund having an aggregate net asset value equal to the aggregate net asset value of the Class I shares of beneficial interest of the Institutional Bond Fund; and (ii) the subsequent redemption of the shares and liquidation and dissolution of the Institutional Bond Fund.
	[ ]	[ ]	[ ]
Please check this box if plan to attend the Special Meeting	[ ]
Please vote checking the appropriate box as in this example: [X]

Please fill in box(es) as shown using black or blue ink or number 2 pencil.  Please do not use fine point pens.

Please sign and date on the reverse side

ECLIPSE FUNDS INC.
MainStay Intermediate Term Bond Fund

Statement Of Additional Information
June 8, 2009

Acquisition of the Assets and Liabilities
of the MainStay Institutional Bond Fund
(“MainStay Institutional Bond Fund” or
“Acquired Fund”) (a series of The
MainStay Funds)
51 Madison Avenue
New York, New York 10010

By and in Exchange for Shares of the
MainStay Intermediate Term Bond Fund
(“MainStay Intermediate Term Bond Fund”
or “Acquiring Fund”) (a series of
Eclipse Funds Inc.)
51 Madison Avenue
New York, New York 10010

This Statement of Additional Information is available to the shareholders of the MainStay Institutional Bond Fund (the “Acquired Fund” and together with the MainStay Intermediate Term Bond Fund, the “Acquiring Fund,” the “Funds”) in connection with proposed transactions whereby all of the assets and liabilities of the MainStay Institutional Bond Fund will be transferred to the MainStay Intermediate Term Bond Fund in exchange for Class I shares of the MainStay Intermediate Term Bond Fund.

This Statement of Additional Information of the Acquiring Fund consists of this cover page, the accompanying pro forma financial statements and related notes and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein:

1.	The Statement of Additional Information for the Acquired Fund dated March 2, 2009, as filed on March 2, 2009;

2.	The Statement of Additional Information for the Acquiring Fund dated March 2, 2009, as filed on March 2, 2009;

3.
The Financial Statements of the Acquired Fund as included in the Fund’s Annual Report for the year ended October 31, 2008, as filed on January 1, 2009 and Semi-Annual Report for the period ended April 30, 2008, as filed on July 2, 2008 and

4.
The Financial Statements of the Acquiring Fund as included in the Fund’s Annual Report for the year ended October 31, 2008 as filed on January 1, 2009 and Semi-Annual Report for the period ended April 30, 2008, as filed on July 2, 2008.

This Statement of Additional Information is not a prospectus.  A Proxy Statement/Prospectus dated June 8, 2009, relating to the reorganization of the Acquired Fund may be obtained, without charge, by contacting MainStay Investments, 169 Lackawanna Avenue, Parsippany, New Jersey 07054, by calling toll-free 800-624-6782, or by visiting our website at mainstayinvestments.com.

As described in the Proxy Statement/Prospectus dated June 8, 2009, the Board of Trustees of The MainStay Funds has called a Special Meeting of shareholders of the MainStay Institutional Bond Fund

  1. To to approve an Agreement and Plan of Reorganization providing for (i) the acquisition of all assets and the assumption of the liabilities of the MainStay Institutional Bond Fund, a series of The MainStay Funds, by the MainStay Intermediate Term Bond Fund, a series of Eclipse Funds Inc., in exchange for Class I shares of the MainStay Intermediate Term Bond Fund having an aggregate net asset value equal to the aggregate net asset value of the Class I shares of the MainStay Intermediate Term Bond Fund; and (ii) the subsequent redemption of the Class I shares and liquidation and dissolution of the MainStay Institutional Bond Fund; and

2. To transact such other business as may properly come before the Special Meeting or any adjournments or postponements thereof.

Reorganization between MainStay Intermediate Term Bond Fund and
MainStay Institutional Bond Fund
Pro Forma Combined Schedule of Investments
At October 31, 2008 (unaudited)

Reorganization between MainStay Intermediate Term Bond Fund and MainStay Institutional Bond Fund

Pro Forma Combined Portfolio of Investments †††
As of October 31, 2008 (unaudited)
		MainStay Intermediate Term Bond Fund		MainStay Institutional Bond Fund		MainStay Intermediate Term Bond Fund Pro Forma Combined (1)
		Principal Amount	Value	Principal Amount	Value	Principal Amount	Value

Long-Term Bonds 96.8% †
Asset-Backed Securities 2.4%
Automobile 0.0%‡
Superior Wholesale Inventory Financing Trust, Series 2007-AE1, Class A
4.66%, due 1/15/12	(a)	$205,000	$186,484			$205,000	$186,484

Consumer Finance 0.2%
Harley-Davidson Motorcycle Trust, Series 2007-1, Class A3
5.22%, due 3/15/12		730,000	726,414			730,000	726,414

Consumer Loans 0.1%
Atlantic City Electric Transition Funding LLC, Series 2002-1, Class A4
5.55%, due 10/20/23		675,000	571,794			675,000	571,794

Credit Cards 1.7%
Bank of America Credit Card Trust, Series 2006-C4, Class C4
4.79%, due 11/15/11	(a)	465,000	440,779			465,000	440,779
Chase Issuance Trust
Series 2006-C4, Class C4
4.85%, due 1/15/14	(a)	750,000	565,192			750,000	565,192
Series 2008-A6, Class A
5.76%, due 5/15/15	(a)			$6,100,000	$5,107,467	6,100,000	5,107,467
Citibank Credit Card Issuance Trust, Series 2006-C4, Class C4
4.33%, due 1/9/12	(a)	820,000	734,645			820,000	734,645
Murcie Lago International, Ltd., Series 2006-1X, Class A
2.69%, due 3/27/11	(a)(b)(c)	285,000	258,475			285,000	258,475
			1,999,091		5,107,467		7,106,558

Diversified Financial Services 0.2%
Dominos Pizza Master Issuer LLC, Series 2007-1, Class A2
5.261%, due 4/25/37	(d)	550,000	452,174			550,000	452,174
Dunkin Securitization, Series 2006-1, Class A2
5.779%, due 6/20/31	(d)	395,000	331,966			395,000	331,966
USXL Funding LLC, Series 2006-1A, Class A
5.379%, due 4/15/14	(b)(d)	149,306	136,032			149,306	136,032
			920,172				920,172

Home Equity 0.2%
Citicorp Residential Mortgage Securities, Inc.
Series 2006-1, Class A3
5.706%, due 7/25/36	(e)	450,000	437,632			450,000	437,632
Series 2006-3, Class A3
5.61%, due 11/25/36	(e)	295,000	286,294			295,000	286,294
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB4, Class AV1
3.30%, due 5/25/36	(a)			3,303	3,280	3,303	3,280
Morgan Stanley ABS Capital I, Series 2006-HE5, Class A2A
3.33%, due 8/25/36	(a)			1,145	1,140	1,145	1,140
Ownit Mortgage Loan Asset Backed Certificates, Series 2006-3, Class A2A				5,099	5,068	5,099	5,068
3.32%, due 3/25/37	(a)
			723,926		9,488		733,414

Total Asset-Backed Securities
(Cost $5,771,915; $6,110,821; $11,882,736)			5,127,881		5,116,955		10,244,836

Corporate Bonds 22.8%
Advertising 0.0%‡
Lamar Media Corp.
7.25%, due 1/1/13		20,000	15,700			20,000	15,700

Aerospace & Defense 0.3%
Hawker Beechcraft Acquisition Co.
LLC/Hawker Beechcraft Co.
8.50%, due 4/1/15		10,000	6,000			10,000	6,000
9.75%, due 4/1/17		5,000	2,800			5,000	2,800
United Technologies Corp.
6.125%, due 7/15/38		1,330,000	1,147,160			1,330,000	1,147,160
			1,155,960				1,155,960

Agriculture 0.9%
Cargill, Inc.
6.00%, due 11/27/17	(d)			1,935,000	1,556,661	1,935,000	1,556,661
Philip Morris International, Inc.
5.65%, due 5/16/18				2,825,000	2,416,660	2,825,000	2,416,660
Reynolds American, Inc.
7.625%, due 6/1/16		12,000	9,844			12,000	9,844
			9,844		3,973,321		3,983,165

Airlines 0.0%‡
Delta Air Lines, Inc. (Escrow Shares)
2.875%, due 2/6/24	(f)	10,000	225			10,000	225
2.875%, due 2/18/24	(d)(f)	5,000	113			5,000	113
8.00%, due 6/3/23	(f)	20,000	450			20,000	450
8.30%, due 12/15/29	(f)	10,000	212			10,000	212
Northwest Airlines, Inc. (Escrow Shares)
8.875%, due 12/31/08	(f)	5,000	6			5,000	6
10.00%, due 2/1/09	(f)	10,000	13			10,000	13
			1,019				1,019

Apparel 0.0%‡
Unifi, Inc.
11.50%, due 5/15/14		10,000	7,200			10,000	7,200

Auto Parts & Equipment 0.4%
FleetPride Corp.
11.50%, due 10/1/14	(d)	25,000	22,500			25,000	22,500
Goodyear Tire & Rubber Co. (The)
8.625%, due 12/1/11		14,000	11,830			14,000	11,830
Johnson Controls, Inc.
5.25%, due 1/15/11				1,660,000	1,546,916	1,660,000	1,546,916
Lear Corp.
Series B
8.50%, due 12/1/13		8,000	3,040			8,000	3,040
8.75%, due 12/1/16		7,000	2,590			7,000	2,590
Tenneco Automotive, Inc.
8.625%, due 11/15/14		10,000	4,725			10,000	4,725
			44,685		1,546,916		1,591,601

Banks 1.5%
Bank of America Corp.
5.42%, due 3/15/17				970,000	737,261	970,000	737,261
5.65%, due 5/1/18		1,000,000	859,531			1,000,000	859,531
5.75%, due 8/15/16				955,000	785,505	955,000	785,505
Bank One Corp.
5.90%, due 11/15/11				1,505,000	1,474,606	1,505,000	1,474,606
Capital One Financial Corp.
6.15%, 9/1/16				675,000	409,427	675,000	409,427
HSBC Bank USA N.A.
4.625%, due 4/1/14		410,000	352,102			410,000	352,102
USB Capital IX
6.189%, due 4/15/49	(a)	470,000	244,400			470,000	244,400
Wells Fargo & Co.
5.25%, due 10/23/12		400,000	382,760			400,000	382,760
Wells Fargo Bank N.A.
4.75%, due 2/9/15				1,330,000	1,170,645	1,330,000	1,170,645
			1,838,793		4,577,444		6,416,237

Beverages 1.0%
Bottling Group LLC
6.95%, due 3/15/14				1,945,000	1,987,773	1,945,000	1,987,773
Coca–Cola Enterprises, Inc.
7.375%, due 3/3/14		690,000	700,004			690,000	700,004
Constellation Brands, Inc.
7.25%, due 5/15/17		15,000	12,450			15,000	12,450
Dr. Pepper Snapple Group, Inc.
6.82%, due 5/1/18	(d)			1,405,000	1,230,115	1,405,000	1,230,115
PepsiCo, Inc.
7.90%, due 11/1/18		425,000	448,380			425,000	448,380
			1,160,834		3,217,888		4,378,722

Building Materials 0.1%
USG Corp.
6.30%, due 11/15/16		630,000	378,000			630,000	378,000

Chemicals 0.0%‡
MacDermid, Inc.
9.50%, due 4/15/17	(d)	10,000	5,300			10,000	5,300
Mosaic Global Holdings, Inc.
7.375%, due 12/1/14	(d)	15,000	13,113			15,000	13,113
7.625%, due 12/1/16	(d)	15,000	13,099			15,000	13,099
Phibro Animal Health Corp.
10.00%, due 8/1/13	(d)	10,000	8,500			10,000	8,500
Tronox Worldwide LLC/Tronox
Finance Corp.
9.50%, due 12/1/12	(g)	15,000	3,300			15,000	3,300
			43,312				43,312

Coal 0.0%‡
Peabody Energy Corp.
7.375%, due 11/1/16		10,000	8,450			10,000	8,450
7.875%, due 11/1/26		15,000	11,737			15,000	11,737
			20,187				20,187

Commercial Services 0.0%‡
Cardtronics, Inc.
9.25%, due 8/15/13		15,000	11,775			15,000	11,775
Equifax, Inc.
7.00%, due 7/1/37				5,000	3,173	5,000	3,173
iPayment, Inc.
9.75%, due 5/15/14		10,000	7,500			10,000	7,500
Service Corp. International
7.375%, due 10/1/14		10,000	8,175			10,000	8,175
7.625%, due 10/1/18		10,000	7,850			10,000	7,850
			35,300		3,173		38,473

Computers 0.2%
International Business Machines Corp.
7.625%, due 10/15/18		905,000	936,467			905,000	936,467
SunGard Data Systems, Inc.
3.75%, due 1/15/09		15,000	14,625			15,000	14,625
4.875%, due 1/15/14		10,000	7,700			10,000	7,700
9.125%, due 8/15/13		10,000	8,300			10,000	8,300
			967,092				967,092

Diversified Financial Services 8.0%
American Express Co.
7.00%, due 3/19/18				1,325,000	1,020,669	1,325,000	1,020,669
American General Finance Corp.
6.90%, due 12/15/17		350,000	126,666			350,000	126,666
AmeriCredit Corp.
8.50%, due 7/1/15		15,000	10,987			15,000	10,987
Bear Stearns Cos., Inc. (The)
5.30%, due 10/30/15				1,500,000	1,277,350	1,500,000	1,277,350
5.70%, due 11/15/14				1,200,000	1,059,865	1,200,000	1,059,865
Citigroup, Inc.
5.00%, due 9/15/14				1,355,000	1,071,077	1,355,000	1,071,077
5.50%, due 4/11/13				3,585,000	3,279,307	3,585,000	3,279,307
6.50%, due 8/19/13				870,000	824,724	870,000	824,724
FIA Card Services N.A.
7.125%, due 11/15/12	(d)			945,000	921,313	945,000	921,313
General Electric Capital Corp.
4.625%, due 9/15/09				125,000	124,650	125,000	124,650
General Motors Acceptance Corp. LLC
5.625%, due 5/15/09		990,000	839,527			990,000	839,527
8.00%, due 11/1/31		46,000	20,856			46,000	20,856
Goldman Sachs Group, Inc. (The)
5.95%, due 1/18/18		700,000	570,861			700,000	570,861
6.15%, due 4/1/18				805,000	666,856	805,000	666,856
Harley-Davidson Funding Corp.
6.80%, due 6/15/18	(d)	755,000	600,113			755,000	600,113
HSBC Finance Corp.
4.75%, due 5/15/09				115,000	113,593	115,000	113,593
6.375%, due 10/15/11				1,505,000	1,387,872	1,505,000	1,387,872
6.75%, due 5/15/11				535,000	504,813	535,000	504,813
7.00%, due 5/15/12				285,000	266,590	285,000	266,590
International Lease Finance Corp.
5.625%, due 9/20/13				2,860,000	1,830,326	2,860,000	1,830,326
5.75%, due 6/15/11				1,480,000	1,014,109	1,480,000	1,014,109
5.875%, due 5/1/13				320,000	205,767	320,000	205,767
6.375%, due 3/25/13				1,380,000	902,452	1,380,000	902,452
Jefferies Group, Inc.
5.50%, due 3/15/16				800,000	614,185	800,000	614,185
7.75%, due 3/15/12				840,000	799,908	840,000	799,908
John Deere Capital Corp.
4.90%, due 9/9/13				2,900,000	2,656,322	2,900,000	2,656,322
5.65%, due 7/25/11				1,135,000	1,120,643	1,135,000	1,120,643
JPMorgan Chase & Co.
5.125%, due 9/15/14				2,140,000	1,904,741	2,140,000	1,904,741
LaBranche & Co.
11.00%, due 5/15/12		5,000	4,450			5,000	4,450
Lehman Brothers Holdings, Inc.
3.60%, due 3/13/09	(j)			15,000	1,950	15,000	1,950
5.625%, due 1/24/13	(j)			2,560,000	332,800	2,560,000	332,800
MBNA Corp.
7.50%, due 3/15/12				240,000	237,716	240,000	237,716
Morgan Stanley
4.75%, due 4/1/14				1,495,000	1,063,298	1,495,000	1,063,298
5.05%, due 1/21/11		695,000	633,215			695,000	633,215
6.75%, due 4/15/11		1,090,000	1,017,102			1,090,000	1,017,102
National Rural Utilities Cooperative
Finance Corp.
5.75%, due 11/1/08				80,000	80,000	80,000	80,000
10.375%, due 11/1/18				2,235,000	2,369,252	2,235,000	2,369,252
OMX Timber Finance Investments LLC
Series 1
5.42%, due 1/29/20	(b)(c)(d)	255,000	176,644			255,000	176,644
Textron Financial Corp.
5.40%, due 4/28/13				4,180,000	2,835,064	4,180,000	2,835,064
			4,000,421		30,487,212		34,487,633

Electric 1.7%
AES Eastern Energy, L.P.
Series 1999-A
9.00%, due 1/2/17		45,026	47,277			45,026	47,277
Appalachian Power Co.
5.65%, due 8/15/12		400,000	380,163			400,000	380,163
FirstEnergy Corp.
Series B
6.45%, due 11/15/11				1,680,000	1,582,540	1,680,000	1,582,540
MidAmerican Energy Holdings Co.
5.875%, due 10/1/12				2,590,000	2,452,220	2,590,000	2,452,220
6.125%, due 4/1/36				2,000	1,472	2,000	1,472
Nisource Finance Corp.
6.4%, due 3/15/18				1,725,000	1,250,068	1,725,000	1,250,068
NRG Energy, Inc.
7.25%, due 2/1/14		5,000	4,375			5,000	4,375
7.375%, due 2/1/16		10,000	8,625			10,000	8,625
NSG Holdings LLC/NSG Holdings, Inc.
7.75%, due 12/15/25	(d)	10,000	8,400			10,000	8,400
PPL Energy Supply LLC
6.50%, due 5/1/18		600,000	467,542			600,000	467,542
Reliant Energy Mid-Atlantic
Power Holdings LLC
Series C
9.681%, due 7/2/26		15,000	13,650			15,000	13,650
Reliant Energy, Inc.
7.625%, due 6/15/14		5,000	3,850			5,000	3,850
7.875%, due 6/15/17		30,000	22,950			30,000	22,950
Virginia Electric and Power Co.
5.10%, due 11/30/12				1,160,000	1,057,464	1,160,000	1,057,464
			956,832		6,343,764		7,300,596

Electrical Components & Equipment 0.0%‡
Belden, Inc.
7.00%, due 3/15/17		15,000	11,475			15,000	11,475

Entertainment 0.0%‡
Gaylord Entertainment Co.
8.00%, due 11/15/13		20,000	13,650			20,000	13,650
Jacobs Entertainment, Inc.
9.75%, due 6/15/14		15,000	6,450			15,000	6,450
Mohegan Tribal Gaming Authority
6.375%, due 7/15/09		30,000	26,400			30,000	26,400
Penn National Gaming, Inc.
6.75%, due 3/1/15		25,000	19,375			25,000	19,375
Speedway Motorsports, Inc.
6.75%, due 6/1/13		30,000	22,800			30,000	22,800
Vail Resorts, Inc.
6.75%, due 2/15/14		30,000	22,950			30,000	22,950
			111,625				111,625

Environmental Controls 0.0%‡
Geo Sub Corp.
11.00%, due 5/15/12		20,000	17,100			20,000	17,100

Finance - Auto Loans 0.0%‡
Ford Motor Credit Co. LLC
7.375%, due 10/28/09		10,000	8,301			10,000	8,301

Finance - Other Services 0.0%‡
American Real Estate Partners
L.P./American Real Estate Finance Corp.
7.125%, due 2/15/13		30,000	18,900			30,000	18,900
8.125%, due 6/1/12		50,000	34,000			50,000	34,000
			52,900				52,900

Food 0.0%‡
Stater Brothers Holdings
7.75%, due 4/15/15		15,000	12,300			15,000	12,300

Forest Products & Paper 0.0%‡
Bowater, Inc.
9.375%, due 12/15/21		40,000	10,400			40,000	10,400
Georgia-Pacific Corp.
7.00%, due 1/15/15	(d)	15,000	11,025			15,000	11,025
7.125%, due 1/15/17	(d)	7,000	4,865			7,000	4,865
8.875%, due 5/15/31		50,000	32,250			50,000	32,250
			58,540				58,540

Hand & Machine Tools 0.0%‡
Baldor Electric Co.
8.625%, due 2/15/17		15,000	11,475			15,000	11,475

Health Care - Products 0.0%‡
Catalent Pharma Solutions, Inc.
9.50%, due 4/15/15		20,000	11,600			20,000	11,600
Cooper Cos., Inc. (The)
7.125%, due 2/15/15		10,000	8,000			10,000	8,000
Hanger Orthopedic Group, Inc.
10.25%, due 6/1/14		15,000	13,650			15,000	13,650
Invacare Corp.
9.75%, due 2/15/15		15,000	13,500			15,000	13,500
Universal Hospital Services, Inc.
6.303%, due 6/1/15	(a)	5,000	3,400			5,000	3,400
8.50%, due 6/1/15	(h)	5,000	4,000			5,000	4,000
VWR Funding, Inc.
Series B
10.25%, due 7/15/15	(h)	15,000	8,925			15,000	8,925
			63,075				63,075

Health Care - Services 0.2%
Alliance Imaging, Inc.
7.25%, due 12/15/12		5,000	4,300			5,000	4,300
Centene Corp.
7.25%, due 4/1/14		8,000	6,440			8,000	6,440
Community Health Systems, Inc.
8.875%, due 7/15/15		35,000	29,312			35,000	29,312
HCA, Inc.
6.30%, due 10/1/12		10,000	6,850			10,000	6,850
8.75%, due 9/1/10		5,000	4,400			5,000	4,400
Highmark, Inc.
6.80%, due 8/15/13	(b)(d)	920,000	972,135			920,000	972,135
Psychiatric Solutions, Inc.
7.75%, due 7/15/15		10,000	8,225			10,000	8,225
Vanguard Health Holding Co. II LLC
9.00%, due 10/1/14		15,000	12,450			15,000	12,450
			1,044,112				1,044,112

Holding Company - Diversified 0.0%‡
Susser Holdings LLC
10.625%, due 12/15/13		10,000	8,500			10,000	8,500

Household Products & Wares 0.0%‡
ACCO Brands Corp.
7.625%, due 8/15/15		10,000	5,750			10,000	5,750
Jarden Corp.
7.50%, due 5/1/17		10,000	7,450			10,000	7,450
Libbey Glass, Inc.
9.928%, due 6/1/11	(a)	10,000	6,450			10,000	6,450
			19,650				19,650

Insurance 1.6%
Assurant, Inc.
5.625%, due 2/15/14				615,000	560,438	615,000	560,438
Crum & Forster Holdings Corp.
7.75%, due 5/1/17		30,000	20,850			30,000	20,850
Fund American Cos., Inc.
5.875%, due 5/15/13		270,000	202,881			270,000	202,881
Hartford Financial Services Group, Inc.
6.00%, due 1/15/19				1,200,000	832,093	1,200,000	832,093
HUB International Holdings, Inc.
9.00%, due 12/15/14	(d)	30,000	22,500			30,000	22,500
MetLife, Inc.
5.50%, due 6/15/14				1,260,000	1,108,401	1,260,000	1,108,401
6.125%, due 12/1/11				1,520,000	1,472,228	1,520,000	1,472,228
Prudential Financial, Inc.
4.50%, due 7/15/13				1,185,000	973,891	1,185,000	973,891
St. Paul Travelers Cos., Inc. (The)
6.25%, due 6/20/16				1,830,000	1,651,374	1,830,000	1,651,374
Travelers Cos., Inc. (The)
6.25%, due 3/15/37	(a)	475,000	283,125			475,000	283,125
USI Holdings Corp.
6.679%, due 11/15/14	(a)(d)	5,000	3,156			5,000	3,156
9.75%, due 5/15/15	(d)	10,000	6,300			10,000	6,300
			538,812		6,598,425		7,137,237

Lodging 0.1%
Boyd Gaming Corp.
7.125%, due 2/1/16		50,000	31,000			50,000	31,000
7.75%, due 12/15/12		25,000	20,500			25,000	20,500
MTR Gaming Group, Inc.
Series B
9.00%, due 6/1/12		5,000	2,775			5,000	2,775
9.75%, due 4/1/10		5,000	3,500			5,000	3,500
Seminole Hard Rock Entertainment, Inc./
Seminole Hard Rock International LLC
5.319%, due 3/15/14	(a)(d)	10,000	6,600			10,000	6,600
Wyndham Worldwide Corp.
6.00%, due 12/1/16		345,000	226,400			345,000	226,400
			290,775				290,775

Machinery - Construction & Mining 0.0%‡
Caterpillar, Inc.
6.05%, due 8/15/36		55,000	43,712			55,000	43,712

Media 1.1%
Comcast Cable Holdings LLC
9.80%, due 2/1/12				1,905,000	1,927,315	1,905,000	1,927,315
Cox Communications, Inc.
6.75%, due 3/15/11				864,000	840,192	864,000	840,192
7.125%, due 10/1/12				975,000	931,213	975,000	931,213
ION Media Networks, Inc.
8.003%, due 1/15/12	(a)(d)	10,000	5,500			10,000	5,500
11.003%, due 1/15/13	(a)(d)	6,412	2,244			6,412	2,244
Morris Publishing Group LLC
7.00%, due 8/1/13		15,000	1,500			15,000	1,500
News America Holdings, Inc.
8.00%, due 10/17/16		685,000	652,908			685,000	652,908
Rainbow National Services LLC
8.75%, due 9/1/12	(d)	15,000	13,200			15,000	13,200
Time Warner Entertainment Co., L.P.
10.15%, due 5/1/12		396,000	406,203			396,000	406,203
Ziff Davis Media, Inc.
(Escrow Shares)
(zero coupon), due 5/1/12	(b)(c)(f)	30,000	1,875			30,000	1,875
8.801%, due 7/15/11	(a)(b)(c)(f)	7,273	6,182			7,273	6,182
			1,089,612		3,698,720		4,788,332

Metal Fabricate & Hardware 0.0%‡
Mueller Water Products, Inc.
7.375%, due 6/1/17		15,000	9,825			15,000	9,825
Neenah Foundary Co.
9.50%, due 1/1/17		20,000	11,900			20,000	11,900
			21,725				21,725

Mining 0.2%
Alcoa, Inc.
5.90%, due 2/1/27,		560,000	357,343			560,000	357,343
Freeport-McMoRan Copper & Gold, Inc.
8.25%, due 4/1/15		10,000	8,000			10,000	8,000
8.375%, due 4/1/17		20,000	15,700			20,000	15,700
Vulcan Materials Co.
6.30%, due 6/15/13		500,000	471,942			500,000	471,942
			852,985				852,985

Miscellaneous - Manufacturing 0.0%‡
Actuant Corp.
6.875%, due 6/15/17		10,000	8,550			10,000	8,550
RBS Global, Inc./Rexnord Corp.
9.50%, due 8/1/14		20,000	13,800			20,000	13,800
			22,350				22,350

Office & Business Equipment 0.2%
Xerox Corp.
7.625%, due 6/15/13		1,000,000	756,147			1,000,000	756,147

Oil & Gas 1.6%
Chaparral Energy, Inc.
8.50%, due 12/1/15		25,000	12,750			25,000	12,750
Chesapeake Energy Corp.
6.50%, due 8/15/17		20,000	14,725			20,000	14,725
7.625%, due 7/15/13		450,000	382,500			450,000	382,500
Devon Financing Corp. LLC
6.875%, due 9/30/11				865,000	859,090	865,000	859,090
Devon OEI Operating, Inc.
7.25%, due 10/1/11				645,000	646,807	645,000	646,807
Enterprise Products Operating, L.P.
4.95%, due 6/1/10		1,100,000	1,046,516			1,100,000	1,046,516
6.30%, due 9/15/17				1,660,000	1,356,617	1,660,000	1,356,617
Forest Oil Corp.
7.25%, due 6/15/19		20,000	13,600			20,000	13,600
8.00%, due 12/15/11		10,000	8,900			10,000	8,900
Hilcorp Energy I, L.P./Hilcorp Finance Co.
9.00%, due 6/1/16	(d)	5,000	3,650			5,000	3,650
Mariner Energy, Inc.
7.50%, due 4/15/13		25,000	17,250			25,000	17,250
Newfield Exploration Co.
6.625%, due 4/15/16		15,000	11,100			15,000	11,100
Parker Drilling Co.
9.625%, due 10/1/13		15,000	12,525			15,000	12,525
Pemex Project Funding Master Trust
6.625%, due 6/15/35		205,000	152,723			205,000	152,723
Regency Energy Partners/
Regency Energy Finance Corp.
8.375%, due 12/15/13		16,000	12,160			16,000	12,160
Stone Energy Corp.
6.75%, due 12/15/14		10,000	6,400			10,000	6,400
Valero Energy Corp.
6.125%, due 6/15/17				800,000	658,774	800,000	658,774
Whiting Petroleum Corp.
7.00%, due 2/1/14		20,000	14,200			20,000	14,200
7.25%, due 5/1/13		5,000	3,750			5,000	3,750
XTO Energy, Inc.
4.90%, due 2/1/14				1,050,000	858,591	1,050,000	858,591
6.25%, due 8/1/17				898,000	756,358	898,000	756,358
			1,712,749		5,136,237		6,848,986

Oil & Gas Services 0.0%‡
Allis-Chalmers Energy, Inc.
8.50%, due 3/1/17		10,000	6,000			10,000	6,000
9.00%, due 1/15/14		10,000	6,500			10,000	6,500
Complete Production Services, Inc.
8.00%, due 12/15/16		25,000	17,000			25,000	17,000
			29,500				29,500

Pharmaceuticals 0.4%
Eli Lilly & Co.
5.55%, due 3/15/37		600,000	488,696			600,000	488,696
GlaxoSmithKline Capital, Inc.
5.65%, due 5/15/18		470,000	416,518			470,000	416,518
Medco Health Solutions, Inc.
6.125%, due 3/15/13		120,000	123,003			120,000	123,003
7.25%, due 8/15/13		155,000	148,249			155,000	148,249
NBTY, Inc.
7.125%, due 10/1/15		10,000	7,500			10,000	7,500
Pharmacia Corp.
6.50%, due 12/1/18		520,000	509,462			520,000	509,462
			1,693,428				1,693,428

Pipelines 0.5%
Copano Energy LLC
8.125%, due 3/1/16		10,000	7,350			10,000	7,350
El Paso Natural Gas Co.
7.50%, due 11/15/26		5,000	3,811			5,000	3,811
Kinder Morgan Energy Partners, L.P.
6.00%, due 2/1/17				875,000	699,115	875,000	699,115
MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp., Series B
6.875%, due 11/1/14		20,000	14,450			20,000	14,450
Nustar Logistics
7.65%, due 4/15/18		200,000	163,249			200,000	163,249
Plains All American Pipeline, L.P./PAA Finance Corp.
7.75%, due 10/15/12		1,620,000	1,490,889			1,620,000	1,490,889
			1,679,749		699,115		2,378,864

Real Estate Investment Trusts 0.8%
ERP Operating, L.P.
5.75%, due 6/15/17				875,000	596,270	875,000	596,270
Host Hotels & Resorts, L.P.
6.875%, due 11/1/14		10,000	7,450			10,000	7,450
Host Marriott, L.P.
6.375%, due 3/15/15		15,000	10,875			15,000	10,875
Series Q
6.75%, due 6/1/16		15,000	10,875			15,000	10,875
iStar Financial, Inc., Series B
4.875%, due 1/15/09				50,000	41,500	50,000	41,500
Omega Healthcare Investors, Inc.
7.00%, due 4/1/14		20,000	16,600			20,000	16,600
ProLogis
5.50%, due 4/1/12				2,300,000	1,493,767	2,300,000	1,493,767
Realty Income Corp.
5.95%, due 9/15/16				1,825,000	1,411,499	1,825,000	1,411,499
Trustreet Properties, Inc.
7.50%, due 4/1/15		25,000	24,856			25,000	24,856
			70,656		3,543,036		3,613,692

Retail 1.1%
Best Buy Co., Inc.
6.75%, due 7/15/13	(d)			1,620,000	1,525,421	1,620,000	1,525,421
CVS Caremark Corp.
5.75%, due 6/1/17				2,275,000	1,836,044	2,275,000	1,836,044
5.789%, due 1/10/26	(d)	100,448	74,317			100,448	74,317
6.302%, due 6/1/37	(a)	560,000	392,000			560,000	392,000
Rite Aid Corp.
8.625%, due 3/1/15		16,000	5,680			16,000	5,680
9.375%, due 12/15/15		15,000	5,550			15,000	5,550
Star Gas Partners, L.P./Star Gas Finance Co., Series B
10.25%, due 2/15/13		13,000	9,490			13,000	9,490
Wal-Mart Stores, Inc.
6.50%, due 8/15/37		285,000	255,817			285,000	255,817
Yum! Brands, Inc.
6.25%, due 3/15/18		895,000	676,847			895,000	676,847
			1,419,701		3,361,465		4,781,166

Telecommunications 0.6%
Centennial Cellular Operating Co./Centennial Communications Corp.
10.125%, due 6/15/13		5,000	4,425			5,000	4,425
Cisco Systems, Inc.
5.50%, due 2/22/16		1,785,000	1,654,584			1,785,000	1,654,584
GCI, Inc.
7.25%, due 2/15/14		15,000	12,000			15,000	12,000
iPCS, Inc.
4.926%, due 5/1/13	(a)	5,000	3,850			5,000	3,850
Lucent Technologies, Inc.
5.50%, due 11/15/08		20,000	19,600			20,000	19,600
6.45%, due 3/15/29		60,000	29,400			60,000	29,400
PAETEC Holding Corp.
9.50%, due 7/15/15		10,000	5,675			10,000	5,675
Qwest Communications International, Inc.
7.25%, due 2/15/11		10,000	8,075			10,000	8,075
Qwest Corp.
7.50%, due 10/1/14		10,000	7,700			10,000	7,700
8.875%, due 3/15/12		20,000	17,500			20,000	17,500
Verizon Communications, Inc.
8.75%, due 11/1/18		800,000	816,880			800,000	816,880
			2,579,689				2,579,689

Textiles 0.0%‡
INVISTA
9.25%, due 5/1/12	(d)	30,000	24,900			30,000	24,900

Transportation 0.3%
Atlantic Express Transportation Corp.
11.626%, due 4/15/12	(a)	5,000	2,475			5,000	2,475
Burlington Northern Santa Fe
5.65%, due 5/1/17				1,155,000	1,010,714	1,155,000	1,010,714
Union Pacific Corp.
6.125%, due 1/15/12		280,000	267,684			280,000	267,684
			270,159		1,010,714		1,280,873

Trucking & Leasing 0.0%‡
Greenbrier Cos., Inc.
8.375%, due 5/15/15		15,000	11,438			15,000	11,438

Total Corporate Bonds
(Cost $29,514,018; $89,722,618; $119,236,636)			25,162,319		74,197,430		99,359,749

Foreign Government Bonds 0.4%
Israel 0.4%
AID - Israel Government Bond
5.50%, due 12/4/23		1,570,000	1,626,062			1,570,000	1,626,062

Venezuela 0.0%‡
Republic of Venezuela
6.00%, due 12/9/20		169,000	70,135			169,000	70,135

Total Foreign Government Bonds
(Cost $1,781,057; $0; $1,781,057)			1,696,197				1,696,197

Mortgage-Backed Securities 7.5%
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 7.5%
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A2
5.001%, due 10/10/45		750,000	705,030			750,000	705,030
Bayview Commercial Asset Trust, Series 2006-4A, Class A1
3.489%, due 12/25/36	(a)(b)(d)	231,448	197,481			231,448	197,481
Bear Stearns Commercial Mortgage Securities, Series 2006-722, Class A4
5.631%, due 4/12/38				2,075,000	1,649,470	2,075,000	1,649,470
Commercial Mortgage Pass-Through Certificate, Series 2006-C8, Class A2B
5.248%, due 12/10/46				4,775,000	4,232,492	4,775,000	4,232,492
Commercial Mortgage Loan Trust
6.02%, due 12/10/49		990,000	760,072			990,000	760,072
Countrywide Alternative Loan Trust, Series 2005-76, Class 2A1
3.66%, due 2/25/36	(a)			3,503,531	2,067,083	3,503,531	2,067,083
Four Times Square Trust, Series 2006-4TS, Class A
5.401%, due 12/13/28	(d)	470,000	318,638			470,000	318,638
¤ Greenwich Capital Commercial Funding Corp.
Series 2004-GG1, Class A7
5.317%, due 6/10/36	(a)			3,275,000	2,813,601	3,275,000	2,813,601
Series 2005-GG5, Class A5
5.224%, due 4/10/37	(a)			2,960,000	2,385,128	2,960,000	2,385,128
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4
5.993%, due 8/10/45		1,320,000	992,844	1,455,000	1,094,385	2,775,000	2,087,229
GS Mortgage Securities Corp.
Series 2004-GG2, Class A6
5.396%, due 8/10/38	(a)			2,400,000	2,032,041	2,400,000	2,032,041
Series 2005-GG4, Class A4
4.761%, due 7/10/39	(a)			2,628,125	2,085,691	2,628,125	2,085,691
Harborview Mortgage Loan Trust, Series 2005-11, Class 2A1A,
4.59%, due 8/19/45	(a)			97,640	56,864	97,640	56,864
JP Morgan Mortgage Trust
Series 2007-S3, Class 1A96
6.00%, due 7/25/37				1,050,382	818,641	1,050,382	818,641
Series 2007-S3, Class 1A97,
6.00%, due 7/25/37				2,310,840	1,801,011	2,310,840	1,801,011
LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class A2
3.246%, due 3/15/29		600,000	592,820			600,000	592,820
Series 2004-C7, Class A1
3.625%, due 10/15/29		286,205	280,991			286,205	280,991
Series 2007-C2, Class A3,
5.43%, due 2/15/40				4,305,000	3,182,049	4,305,000	3,182,049
Mortgage Equity Conversion Asset Trust, Series 2007-FF2, Class A
2.80%, due 2/25/42	(a)(b)(c)(d)	490,730	468,647			490,730	468,647
Timberstar Trust, Series 2006-1, Class A
5.668%, due 10/15/36	(c)(d)	160,000	144,825			160,000	144,825
Wachovia Bank Commercial Mortgage Trust
Series 2004-C14, Class A1
3.477%, due 8/15/41		68,481	67,508			68,481	67,508
Series 2007-C33, Class A4
5.903%, due 2/15/51		990,000	750,388			990,000	750,388
WaMu Mortgage Pass-Through Certificate, Series 2006-AR7, Class 2A
4.059%, due 7/25/46	(a)(c)			4,944,123	2,521,503	4,944,123	2,521,503

Total Mortgage-Backed Securities
(Cost $5,901,171; $35,780,611; $41,681,782)			5,279,244		26,739,959		32,019,203

Municipal Bonds 0.2%
Texas 0.1%
Harris County Texas Industrial Development Corp., Solid Waste Deer Park
5.683%, due 3/1/23	(a)	390,000	385,971			390,000	385,971

West Virginia 0.1%
Tobacco Settlement Finance Authority of West Virginia
7.467%, due 6/1/47		440,000	377,762			440,000	377,762

Total Municipal Bonds
(Cost $830,000; $0; $830,000)			763,733				763,733

U.S. Government & Federal Agencies 61.8%
Fannie Mae (Collateralized Mortgage Obligations) 0.1%
Series 2006-B1, Class AB
6.00%, due 6/25/16		385,530	391,345			385,530	391,345
Series 1991-66, Class J
8.125%, due 6/25/21				1,333	1,444	1,333	1,444
			391,345		1,444		392,789
Federal Farm Credit Bank 0.8%
3.875%, due 10/7/13				3,600,000	3,513,917	3,600,000	3,513,917

¤ Federal Home Loan Bank 7.9%
3.375%, due 10/20/10				20,645,000	20,689,389	20,645,000	20,689,389
3.625%, due 10/18/13				12,175,000	11,743,445	12,175,000	11,743,445
5.00%, due 11/17/17		1,710,000	1,669,842			1,710,000	1,669,842
			1,669,842		32,432,834		34,102,676
¤ Federal Home Loan Mortgage Corporation 4.1%
4.125%, due 9/27/13				14,975,000	14,898,762	14,975,000	14,898,762
5.50%, due 12/1/38 TBA	(k)			1,700,000	1,658,030	1,700,000	1,658,030
5.625%, due 11/23/35		400,000	374,094			400,000	374,094
5.75%, due 6/27/16		930,000	894,600			930,000	894,600
			1,268,694		16,556,792		17,825,486
¤ Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 2.9%
3.00%, due 8/1/10		266,712	263,513			266,712	263,513
5.00%, due 8/1/33		1,919,041	1,820,370			1,919,041	1,820,370
5.028%, due 6/1/35	(a)	1,254,033	1,256,848			1,254,033	1,256,848
5.50%, due 1/1/21		751,599	749,664			751,599	749,664
5.50%, due 2/1/33		1,354,368	1,326,263			1,354,368	1,326,263
5.50%, due 7/1/34		1,878,144	1,836,159			1,878,144	1,836,159
5.50%, due 1/1/36		1,761,491	1,719,913			1,761,491	1,719,913
5.50%, due 9/1/36		887,391	866,029			887,391	866,029
5.952%, due 5/1/37	(a)			23,499	23,851	23,499	23,851
6.00%, due 2/1/11				6,106	6,250	6,106	6,250
6.00%, due 2/1/27		550,557	551,757			550,557	551,757
6.00%, due 3/1/36		1,091,166	1,090,211			1,091,166	1,090,211
6.50%, due 4/1/37		986,092	1,000,020			986,092	1,000,020
			12,480,747		30,101		12,510,848
¤ Federal National Mortgage Association 8.6%
2.875%, due 10/12/10				19,270,000	19,202,054	19,270,000	19,202,054
3.00%, due 7/12/10				3,645,000	3,637,553	3,645,000	3,637,553
4.375%, due 10/15/15				1,360,000	1,328,765	1,360,000	1,328,765
4.625%, due 5/1/13		2,605,000	2,521,145			2,605,000	2,521,145
4.75%, due 12/15/10				135,000	139,584	135,000	139,584
5.00%, due 10/15/11				7,000,000	7,296,114	7,000,000	7,296,114
5.125%, due 1/2/14		550,000	537,389			550,000	537,389
6.25%, due 2/1/11		140,000	145,184			140,000	145,184
6.625%, due 9/15/09		2,455,000	2,528,147			2,455,000	2,528,147
			5,731,865		31,604,070		37,335,935
¤ Federal National Mortgage Association (Mortgage Pass-Through Securities) 21.9%
4.50%, due 4/1/18		463,807	445,720			463,807	445,720
4.50%, due 7/1/18		1,369,879	1,316,457			1,369,879	1,316,457
4.50%, due 11/1/18		2,047,297	1,967,457			2,047,297	1,967,457
5.00%, due 9/1/17		769,114	758,829			769,114	758,829
5.00%, due 9/1/20		686,423	672,524			686,423	672,524
5.00%, due 10/1/20		689,957	675,987			689,957	675,987
5.00%, due 12/1/20		1,404,985	1,376,537			1,404,985	1,376,537
5.00%, due 7/1/35		1,594,684	1,512,192			1,594,684	1,512,192
5.00%, due 1/1/36		1,352,413	1,282,453			1,352,413	1,282,453
5.00%, due 2/1/36		609,108	577,599			609,108	577,599
5.00%, due 5/1/36		4,424,535	4,195,658			4,424,535	4,195,658
5.00%, due 5/1/36 TBA	(k)	460,000	435,706			460,000	435,706
5.00%, due 6/1/36		1,521,869	1,442,431			1,521,869	1,442,431
5.00%, due 9/1/36		1,539,709	1,460,061			1,539,709	1,460,061
5.50%, due 2/1/17		577,530	579,832			577,530	579,832
5.50%, due 6/1/21		2,969,557	2,963,765			2,969,557	2,963,765
5.50%, due 6/1/33		2,938,267	2,877,513			2,938,267	2,877,513
5.50%, due 11/1/33		1,426,562	1,397,065			1,426,562	1,397,065
5.50%, due 12/1/33		1,010,633	989,737			1,010,633	989,737
5.50%, due 4/1/34				185,389	181,440	185,389	181,440
5.50%, due 6/1/34		1,080,636	1,057,617			1,080,636	1,057,617
5.50%, due 3/1/35		1,926,902	1,885,855			1,926,902	1,885,855
5.50%, due 6/1/35 TBA	(k)	3,630,000	3,546,056			3,630,000	3,546,056
5.50%, due 4/1/36		2,472,031	2,417,827			2,472,031	2,417,827
5.50%, due12/1/36				4,130,359	4,037,856	4,130,359	4,037,856
5.50%, due 1/1/37		1,956,346	1,912,532			1,956,346	1,912,532
5.50%, due 4/1/37				9,000,955	8,798,864	9,000,955	8,798,864
5.50%, due 7/1/37		2,011,983	1,966,810			2,011,983	1,966,810
5.50%, due 9/1/37				56,347	55,082	56,347	55,082
6.00%, due 8/1/17		85,048	86,025			85,048	86,025
6.00%, due 1/1/33		526,236	528,018			526,236	528,018
6.00%, due 3/1/33		533,673	534,979			533,673	534,979
6.00%, due 8/1/34				23,123	23,158	23,123	23,158
6.00%, due 9/1/35		1,123,654	1,123,947			1,123,654	1,123,947
6.00%, due 1/31/36 TBA	(k)			1,500,000	1,499,063	1,500,000	1,499,063
6.00%, due 2/1/36 TBA	(k)	9,130,000	9,124,294			9,130,000	9,124,294
6.00%, due 6/1/36		1,255,912	1,256,043			1,255,912	1,256,043
6.00%, due 12/1/36				61,360	61,366	61,360	61,366
6.00%, due 4/1/37		934,977	920,904			934,977	920,904
6.00%, due 9/1/37				438,489	438,510	438,489	438,510
6.00%, due 10/1/37				5,030,664	4,964,623	5,030,664	4,964,623
6.00%, due 11/1/37				251,030	251,042	251,030	251,042
6.00%, due 1/1/38				38,733	38,731	38,733	38,731
6.033%, due 10/1/36	(a)			2,062,567	2,097,000	2,062,567	2,097,000
6.088%, due 10/1/36	(a)			1,255,328	1,282,053	1,255,328	1,282,053
6.192%, due 9/1/36	(a)			2,764,540	2,813,573	2,764,540	2,813,573
6.50%, due 6/1/31		103,792	106,069			103,792	106,069
6.50%, due 8/1/31		94,772	96,851			94,772	96,851
6.50%, due 10/1/31		69,952	71,487			69,952	71,487
6.50%, due 6/1/32		109,165	111,390			109,165	111,390
6.50%, due 9/1/33				3,575,412	3,653,847	3,575,412	3,653,847
6.50%, due 4/1/35 TBA	(k)	795,000	804,192			795,000	804,192
6.50%, due 10/1/35				41,948	42,567	41,948	42,567
6.50%, due 11/1/35				40,596	41,195	40,596	41,195
6.50%, due 6/1/36				64,987	65,915	64,987	65,915
6.50%, due 7/1/36				272,939	276,837	272,939	276,837
6.50%, due 8/1/36				82,196	83,369	82,196	83,369
6.50%, due 9/1/36				38,976	39,533	38,976	39,533
6.50%, due 11/1/36				5,255,250	5,330,301	5,255,250	5,330,301
6.50%, due 2/1/37		443,355	449,662			443,355	449,662
6.50%, due 4/1/37				36,148	36,662	36,148	36,662
6.50%, due 7/1/37				148,070	150,176	148,070	150,176
6.50%, due 8/1/37				398,789	404,462	398,789	404,462
6.50%, due 9/1/37				1,626,325	1,649,459	1,626,325	1,649,459
6.50%, due 10/1/37				41,952	42,549	41,952	42,549
6.50%, due 11/1/37				39,895	40,462	39,895	40,462
6.50%, due12/1/37				21,195	21,496	21,195	21,496
6.50%, due 3/1/38				1,719,644	1,744,103	1,719,644	1,744,103
			54,928,081		40,165,294		95,093,375

¤ Freddie Mac (Collateralized Mortgage Obligations) 2.0%
Series 2632, Class NH
3.50%, due 6/15/13		502,561	494,770			502,561	494,770
5.00%, due 4/15/31				3,680,324	3,705,531	3,680,324	3,705,531
6.00%, due 8/15/28				4,477,444	4,560,986	4,477,444	4,560,986
			494,770		8,266,517		8,761,287

Freddie Mac Reference REMIC (Collateralized Mortgage Obligations) 0.4%
Series R001, Class AE
4.375%, due 4/15/15		1,690,772	1,677,595			1,690,772	1,677,595
Series 2113, Class QE
6.00%, due 11/15/27				6,955	6,970	6,955	6,970
			1,677,595		6,970		1,684,565

¤ Government National Mortgage Association (Mortgage Pass-Through Securities) 1.5%
6.00%, due 2/15/29		66,604	67,203			66,604	67,203
6.00%, due 4/15/29		302,836	305,372			302,836	305,372
6.00%, due 8/15/32		656,993	660,327			656,993	660,327
6.00%, due 5/1/36 TBA	(k)	2,360,000	2,360,000			2,360,000	2,360,000
6.50%, due 7/15/28		71,888	72,985			71,888	72,985
6.50%, due 5/15/29		36,506	37,053			36,506	37,053
6.50%, due 3/1/34 TBA	(k)	2,830,000	2,860,069			2,830,000	2,860,069
12.50%, due 1/15/14				1,409	1,651	1,409	1,651
			6,363,009		1,651		6,364,660

¤ United States Treasury Inflation Indexed Bond 2.2%
1.375%, due 7/15/18				10,962,093	9,374,300	10,962,093	9,374,300

United States Treasury Bonds 1.2%
6.25%, due 5/15/30		2,735,000	3,305,931			2,735,000	3,305,931
6.875%, due 8/15/25		830,000	1,033,804			830,000	1,033,804
8.75%, due 8/15/20		620,000	840,342			620,000	840,342
			5,180,077				5,180,077

¤ United States Treasury Notes 8.2%
2.125%, due 1/31/10				5,000,000	5,039,845	5,000,000	5,039,845
2.25%, due 9/30/10				3,665,000	3,699,074	3,665,000	3,699,074
3.375%, due 9/15/09		1,975,000	2,009,408			1,975,000	2,009,408
3.375%, due 6/30/13		3,695,000	3,805,562			3,695,000	3,805,562
3.50%, due 5/31/13				2,125,000	2,205,185	2,125,000	2,205,185
3.875%, due 9/15/10		1,700,000	1,778,890			1,700,000	1,778,890
3.875%, due 2/15/13		1,070,000	1,130,521			1,070,000	1,130,521
4.00%, due 8/15/18		1,535,000	1,537,038			1,535,000	1,537,038
4.50%, due 11/15/15		1,170,000	1,237,732			1,170,000	1,237,732
4.75%, due 8/15/17		4,054,000	4,290,908			4,054,000	4,290,908
4.875%, due 7/31/11		45,000	48,807			45,000	48,807
4.875%, due 8/15/16		8,445,000	8,999,862			8,445,000	8,999,862
			24,838,728		10,944,104		35,782,832
Total U.S. Government & Federal Agencies
(Cost $116,333,093; $153,618,732; $269,951,825)			115,024,753		152,897,994		267,922,747

Yankee Bonds 1.7%(l)
Banks 0.0%‡
ATF Capital B.V.
9.25%, due 2/21/14	(d)	180,000	95,400			180,000	95,400

Beverages 0.3%
Companhia Brasileira de Bebidas
10.50%, due 12/15/11		330,000	334,125			330,000	334,125
Diageo Capital PLC
5.75%, due 10/23/17				865,000	743,629	865,000	743,629
Diageo Finance B.V.
5.30%, due 10/28/15				385,000	334,640	385,000	334,640
			334,125		1,078,269		1,412,394

Building Materials 0.0%‡
Asia Aluminum Holdings, Ltd.
8.00%, due 12/23/11	(d)	420,000	126,000			420,000	126,000

Chemicals 0.0%‡
Nova Chemicals Corp.
5.953%, due 11/15/13	(a)	5,000	3,350			5,000	3,350

Commercial Services 0.0%‡
Quebecor World, Inc.
9.75%, due 1/15/15	(d)(i)	15,000	2,100			15,000	2,100

Electric 0.1%
SP PowerAssets, Ltd.
5.00%, due 10/22/13	(d)	305,000	282,332			305,000	282,332

Forest Products & Paper 0.0%‡
Catalyst Paper Corp.
7.375%, due 3/1/14		15,000	7,800			15,000	7,800
Smurfit Capital Funding PLC
7.50%, due 11/20/25		35,000	25,550			35,000	25,550
			33,350				33,350

Health Care - Products 0.2%
Covidien International Finance S.A.
6.00%, due 10/15/17				940,000	819,660	940,000	819,660

Holding Company - Diversified 0.2%
EnCana Holdings Finance Corp.
5.80%, due 5/1/14				860,000	760,042	860,000	760,042

Insurance 0.1%
Fairfax Financial Holdings, Ltd.
7.375%, due 4/15/18		20,000	15,200			20,000	15,200
8.30%, due 4/15/26		15,000	11,250			15,000	11,250
Nippon Life Insurance Co.
4.875%, due 8/9/10	(d)	250,000	239,319			250,000	239,319
			265,769				265,769

Iron & Steel 0.0%‡
Steel Capital S.A. for OAO Severstal
9.75%, due 7/29/13	(d)	235,000	98,700			235,000	98,700

Media 0.0%‡
BSKYB Finance UK PLC
6.50%, due 10/15/35	(d)	230,000	172,844			230,000	172,844
CanWest MediaWorks, L.P.
9.25%, due 8/1/15	(d)	15,000	9,150			15,000	9,150
Quebecor Media, Inc.
7.75%, due 3/15/16		10,000	6,925			10,000	6,925
Videotron, Ltee
6.375%, due 12/15/15		15,000	11,400			15,000	11,400
			200,319				200,319

Mining 0.3%
Rio Tinto Finance USA, Ltd.
6.50%, due 7/15/18				1,720,000	1,334,202	1,720,000	1,334,202

Miscellaneous - Manufacturing 0.1%
Siemens Financieringsmaatschappij N.V.
6.125%, due 8/17/26	(d)	265,000	214,874			265,000	214,874

Oil & Gas 0.1%
Citic Resources Finance, Ltd.
6.75%, due 5/15/14	(d)	200,000	104,000			200,000	104,000
Gazprom International S.A.
7.201%, due 2/1/20	(d)	338,103	236,672			338,103	236,672
TNK-BP Finance S.A.
7.50%, due 7/18/16	(d)	285,000	125,400			285,000	125,400
			466,072				466,072

Pharmaceuticals 0.0%‡
Angiotech Pharmaceuticals, Inc.
6.56%, due 12/1/13	(a)	5,000	3,050			5,000	3,050

Telecommunications 0.3%
Millicom International Cellular S.A.
10.00%, due 12/1/13		10,000	7,800			10,000	7,800
Nortel Networks, Ltd.
10.75%, due 7/15/16		10,000	5,275			10,000	5,275
Rogers Wireless, Inc.
9.625%, due 5/1/11		50,000	52,018			50,000	52,018
Satelites Mexicanos S.A. de C.V.
12.512%, due 11/30/11	(a)	15,000	8,100			15,000	8,100
Telecom Italia Capital S.A.
6.999%, due 6/4/18				1,225,000	887,954	1,225,000	887,954
Vodafone Group PLC
4.625%, due 7/15/18		400,000	293,951			400,000	293,951
			367,144		887,954		1,255,098

Transportation 0.0%‡
Kansas City Southern de Mexico S.A. de C.V.
7.375%, due 6/1/14		5,000	3,913			5,000	3,913

Total Yankee Bonds
(Cost $3,664,396; $6,001,719; $9,666,115)			2,496,498		4,880,127		7,376,625

Total Long-Term Bonds
(Cost $163,795,650; $291,234,501; $455,030,151)			155,550,625		263,832,465		419,383,090

		Shares		Shares		Shares
Common Stocks 0.0%‡
Airlines 0.0%‡
Delta Air Lines, Inc.	(f)	558	6,127			558	6,127

Media 0.0%‡
Ziff Davis Media, Inc. (Physical Certificates)	(b)(c)	59	1			59	1

Total Common Stocks
(Cost $10,191; $0; $10,191)			6,128				6,128

Convertible Preferred Stock 0.0%‡
Software 0.0%‡
QuadraMed Corp.
5.50%	(b)(d)(m)	100	1,309			100	1,309
Total Convertible Preferred Stock
(Cost $1,800; $0; $1,800)			1,309				1,309

Preferred Stock 0.0%‡
Real Estate Investment Trusts 0.0%‡
Sovereign Real Estate Investment Corp.
12.00%	(b)(d)	50	47,625			50	47,625
Total Preferred Stock
(Cost $76,801; $0; $76,801)			47,625				47,625

		Principal Amount		Principal Amount		Principal Amount
Short-Term Investments 8.4%
Federal Agency 0.7%
Federal Home Loan Mortgage Corporation (Discount Note)
2.72%, due 1/5/09	(n)			$3,200,000	3,184,342	$3,200,000	3,184,342
Total Federal Agency
(Cost $0; $3,184,342; $3,184,342)					3,184,342		3,184,342

		Shares		Shares		Shares
Investment Company 0.0%‡

State Street Navigator Securities Lending Prime Portfolio	(o)	1,855	1,855			1,855	1,855
Total Investment Company
(Cost $1,855; $0; $1,855)			1,855				1,855

		Principal Amount		Principal Amount		Principal Amount
Repurchase Agreement 7.7%
State Street Bank and Trust Co. 0.10%, dated 10/31/08 due 11/3/08 Proceeds at Maturity $26,826,033; $6,755,737; $33,581,770 (Collateralized by Federal Home Loan Bank Securities with rates ranging from 2.673%-3.351% and maturity dates ranging from 1/23/09-3/4/09 with a Principal Amount of $27,365,000; $6,875,000; $34,240,000 and a Market Value of $27,365,000; $6,892,188; $34,257,188)		$26,825,809	26,825,809	$6,755,681	6,755,681	$33,581,490	33,581,490
Total Repurchase Agreement
(Cost $26,825,809; $6,755,681; $33,581,490)			26,825,809		6,755,681		33,581,490

Total Short-Term Investments
(Cost $26,827,664; $9,940,023; $36,767,687)			26,827,664		9,940,023		36,767,687

Total Investments
(Cost $190,712,106; $301,174,524; $491,886,630)	(p)	112.1%	182,433,351	101.1%	273,772,488	105.2%	456,205,839
Liabilities in Excess of
Cash and Other Assets		(12.1)	(19,718,795)	(1.1)	(2,932,373)	(5.2)	(22,651,168)

Net Assets		100.0%	$162,714,556	100.0%	$270,840,115	100.0%	$433,554,671

(1)	None of the securities are expected to be sold as a result of the proposal Reorganization.
¤	Among the Fund's 10 largest issuers, as of October 31, 2008, excluding short-term investments. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate. Rate shown is the rate in effect at October 31, 2008.
(b)
Illiquid security.  The total market value of these securities at October 31, 2008 is $2,266,406, $0; $2,266,406 for Intermediate Term Bond, Institutional Bond and the combined Fund, respectively.  This represents 1.4%, 0% and 0.5% of the Intermediate Term Bond, Institutional Bond and combined Fund's net assets, respectively.

(c)
Fair valued security. The total market value of these securities at October 31, 2008 is $1,056,649; $2,521,503 and $3,578,152 for the Intermediate Term Bond, Institutional Bond and combined Fund's net assets, respectively.  This represents 0.6%; 1.0% and 0.8% of the Intermediate Term Bond, Institutional Bond and combined Fund's net assets, respectively.

(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(e)
Subprime mortgage investment and other asset-backed securities. The total market value of the securities at October 31, 2008 is $723,926, $0 and $723,926 for the Intermediate Term Bond, Institutional Bond and combined Fund, respectively.  This represents 0.4%; 0% and 0.2% of the Intermediate Term Bond, Institutional Bond and combined Fund's net assets, respectivley.

(f)	Non-income producing security.
(g)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $1,815; cash collateral of $1,855 (included in liabilities) was received with which the Intermediate Term Bond Fund purchased highly liquid short-term investments.

(h)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(i)	Issue in default.
(j)	Issuer in bankruptcy.
(k)
TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at October 31, 2008 is $19,130,317; $3,157,093; $22,287,410 of Intermediate Term Bond, Institutional Bond and the combined Fund, respectively.  This represents 11.8%; 1.2% and 5.1% of the Intermediate Term Bond, Institutional Bond and combined Fund's net assets, respectively. All or a portion of these securities were acquired under a mortgage dollar roll agreement.

(l)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(m)	Restricted security.
(n)	Interest rate presented is yield to maturity.
(o)	Represents a security or portion thereof, purchased with cash collateral received from securities on loan.
(p)	At October 31, 2008, cost is $190,743,320; $301,418,441; $492,161,761 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$676,001	$617,903	$1,293,904
Gross unrealized depreciation	(8,985,970)	(28,263,856)	(37,249,826)
Net unrealized depreciation	$(8,309,969)	$(27,645,953)	$(35,955,922)

Reorganization between MainStay Intermediate Term Bond Fund and
MainStay Institutional Bond Fund

Pro Forma Statement of Assets & Liabilities
At October 31, 2008 (unaudited)

Reorganization between MainStay Intermediate Term Bond Fund and MainStay Institutional Bond Fund
Pro Forma Statement of Assets & Liabilities
At October 31, 2008 (unaudited)

	MainStay Intermediate Term Bond Fund		MainStay Institutional Bond Fund		Adjustments		MainStay Intermediate Term Bond Fund Pro Forma Combined
Assets:
Investment in securities, at value	$155,607,542	(a)	$267,016,807	(b)	$-		$422,624,349	(c)
Repurchase agreement, at value	26,825,809	(d)	6,755,681	(d)			33,581,490	(d)
Cash	1,058		-		-		1,058
Receivables:
Investment securities sold	1,480,928		9,136,278		-		10,617,206
Dividends and interest	1,429,783		2,201,466		-		3,631,249
Fund shares sold	170,326		4,466		-		174,792
Other assets	29,795		19,603		-		49,398
Total assets	185,545,241		285,134,301		-		470,679,542

Liabilities:
Due to custodian	-		12		-		12
Securities lending collateral	1,855		-		-		1,855
Payables:							-
Investment securities purchased	22,438,522		14,049,083		-		36,487,605
Fund shares redeemed	94,016		27		-		94,043
Manager	53,867		88,187		-		142,054
Shareholder communication	47,154		24,378		-		71,532
Professional fees	36,482		38,371		-		74,853
Custodian	22,878		18,214		-		41,092
Transfer agent	15,281		67,459		-		82,740
NYLIFE Distributors	13,469		-		-		13,469
Directors	542		979		-		1,521
Accrued expenses	6,364		2,723		-		9,087
Dividend payable	100,255		4,753		-		105,008
Total liabilities	22,830,685		14,294,186		-		37,124,871
Net assets	$162,714,556		$270,840,115		$-		$433,554,671

Composition of Net Assets:
Capital stock (par value of $.001 per share) 1.2 billion shares authorized	$17,397		$291,598		$(262,636)	(e)	$46,359
Additional paid-in capital	173,353,278		302,854,554		262,636	(e)	476,470,468
	173,370,675		303,146,152		-		476,516,827
Accumulated distributions in excess of net investment income	(61,283)		403,593		-		342,310
Accumulated net realized loss on investments transactions	(2,316,081)		(5,307,594)		-		(7,623,675)
Net unrealized depreciation on investments	(8,278,755)		(27,402,036)		-		(35,680,791)
Net assets	$162,714,556		$270,840,115		$-		$433,554,671

Investor Class
Net assets applicable to outstanding shares	$1,727,423		$-		$-		$1,727,423
Shares of capital stock outstanding	184,023		-		-		184,023
Net asset value per share outstanding	$9.39		$-		$-		$9.39
Maximum sales charge (4.50% of offering price)	0.44		-		-		0.44
Maximum offering price per share outstanding	$9.83		$-		$-		$9.83

Class A
Net assets applicable to outstanding shares	$16,210,976		$-		$-		$16,210,976
Shares of capital stock outstanding	1,733,851		-		-		1,733,851
Net asset value per share outstanding	$9.35		$-		$-		$9.35
Maximum sales charge (4.50% of offering price)	0.44		-		-		0.44
Maximum offering price per share outstanding	$9.79		$-		$-		$9.79

Class B
Net assets applicable to outstanding shares	$4,580,272		$-		$-		$4,580,272
Shares of capital stock outstanding	489,455		-		-		489,455
Net asset value and offering price per share outstanding	$9.36		$-		$-		$9.36

Class C
Net assets applicable to outstanding shares	$7,106,057		$-		$-		$7,106,057
Shares of capital stock outstanding	758,688		-		-		758,688
Net asset value and offering price per share outstanding	$9.37		$-		$-		$9.37

Class I
Net assets applicable to outstanding shares	$133,089,828		$270,840,115		$-		$403,929,943
Shares of capital stock outstanding	14,231,295		29,159,752		(192,895)	(f)	43,198,152
Net asset value and offering price per share outstanding	$9.35		$9.29		$-		$9.35

(a) Identified cost $163,886,297 including $1,815 market value of securities loaned.
(b) Identified cost $294,418,843.
(c) Identified cost $458,305,140 including $1,815 market value of securities loaned.
(d) Identified cost $26,825,809, $6,755,681 and $33,581,490.
(e) Reflects adjustment due to the difference in the par value of the capital stock.
(f) Reflects share adjustments, net of retired shares of MainStay Institutional Bond Fund
(Calculation: Net Assets/NAV per share)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Reorganization between MainStay Intermediate Term Bond Fund and
MainStay Institutional Bond Fund

Pro Forma Statement of Operations
For the period November 1, 2007 through October 31, 2008 (unaudited)

Reorganization between MainStay Intermediate Term Bond Fund and MainStay Institutional Bond Fund

Pro Forma Statement of Operations
For the year November 1, 2007 through October 31, 2008 (unaudited)

	MainStay Intermediate Term Bond Fund	MainStay Institutional Bond Fund		Adjustments		MainStay Intermediate Term Bond Fund Pro Forma Combined
Investment Income:
Income:
Interest	$8,211,374	$13,712,687		$-		$21,924,061
Income from securities loaned - net	272,809	310,362		-		583,171
Dividends	22,497	-		-		22,497
Total income	8,506,680	14,023,049		-		22,529,729

Expenses:
Manager	1,010,251	1,033,252		712,645	(b)	2,756,148
Recordkeeping	-	42,328	(a)	(42,328)	(c)	-
Transfer agent - Investor Class	2,989	-		-		2,989
Transfer agent - Class A	19,720	-		-		19,720
Transfer agent - Classes B and C	30,259	-		-		30,259
Transfer agent - Class I	33,910	221,882		-		255,792
Shareholder communication	73,262	27,414		-		100,676
Distribution - Class B	29,748	-		-		29,748
Distribution - Class C	40,731	-		-		40,731
Professional fees	60,904	72,824		(42,208)	(c)	91,520
Distribution/Service - Investor Class	2,447	-		-		2,447
Distribution/Service - Class A	31,945	-		-		31,945
Service - Class B	9,916	-		-		9,916
Service - Class C	13,577	-		-		13,577
Registration	56,659	11,012		-		67,671
Custodian	45,561	25,368		(24,735)	(c)	46,194
Directors	6,919	10,426		-		17,345
Administration	-	7,465		(7,465)	(c)	-
Miscellaneous	15,788	17,008		-		32,796
Total expenses before waiver	1,484,586	1,468,979		595,909		3,549,474
Expense waiver from Manager	(144,332)	(5,648)		(479,093)	(b)	(629,073)
Net expenses	1,340,254	1,463,331		116,816		2,920,401
Net investment income	7,166,426	12,559,718		(116,816)		19,609,328

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	1,259,513	(747,846)		-		511,667
Net change in unrealized appreciation (depreciation) on investments	(8,155,991)	(27,489,599)		-		(35,645,590)
Net realized and unrealized loss on investments	(6,896,478)	(28,237,445)		-		(35,133,923)
Net increase (decrease) in net assets resulting from operations	$269,948	$(15,677,727)		$(116,816)		$(15,524,595)

(a) Effective August 1, 2008, the pricing and recordkeeping service fee is included in the Manager fee.
(b) Reflects adjustment in expenses due to an increase in management fees.
(c) Reflects adjustment in expenses based on MainStay Intermediate Term Bond Fund's acquisition of MainStay Institutional Bond Fund and an overall change in expenses.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Reorganization between MainStay Intermediate Term Bond Fund and
MainStay Institutional Bond Fund
Pro Forma Notes to the Financial Statements
At October 31, 2008

Note 1 – Basis of Combination:
At meetings on April 8, 2009, the Board of Directors of Eclipse Funds Inc. and the Board of Trustees of The MainStay Funds (the “Trust”), approved the combination whereby the MainStay Intermediate Term Bond Fund (“Intermediate Term Bond Fund”), a series of Eclipse Funds Inc., will acquire all of the assets of MainStay Institutional Bond Fund (“Institutional Bond Fund”), and assume all of the liabilities of Institutional Bond Fund, in exchange for a number of Class I shares of Intermediate Term Bond Fund equal in value to the net assets of the Institutional Bond Fund (the “Reorganization”).  The Reorganization is subject to the approval of the shareholders of Institutional Bond Fund.

The Reorganization will be accounted for as a tax-free reorganization. The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization occurred prior to October 31, 2008.  The unaudited pro forma portfolio of investments and statement of assets and liabilities reflect the financial position of Intermediate Term Bond Fund and Institutional Bond Fund as of October 31, 2008.  The unaudited pro forma statement of operations reflects the results of operations of Intermediate Term Bond Fund and Institutional Bond Fund for the year ended October 31, 2008.  These statements have been derived from the Fund’s respective books and records utilized in calculating daily net asset value as of October 31, 2008 for the Intermediate Term Bond Fund and the Institutional Bond Fund under generally accepted accounting principles in the United States. The historical cost of investment securities will be carried forward to the surviving entity, which is the Intermediate Term Bond Fund.

The unaudited pro forma portfolio of investments, statement of assets and liabilities and statement of operations should be read in conjunction with the historical financial statements of each Fund that are incorporated by reference in the Statements of Additional Information.

Note 2 – Security Valuation:
The net asset value per share of each class of shares of the Fund is calculated on each day the New York Stock Exchange (the “Exchange”) is open for trading as of the close of regular trading on the exchange.  The net asset value per share of Class I shares of the Fund is determined by taking the current market value of total assets attributable to that class, subtracting the liabilities attributable to that class, and dividing the result by the outstanding shares of that class.

Debt securities are valued at prices supplied by a pricing agent or broker selected by the Fund’s Manager in consultation with the Fund’s Subadvisor, if any, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Fund’s Manager, in consultation with the Fund’s Subadvisor, if any, to be representative of market values, at the regular close of trading of the Exchange (generally 4:00 p.m. Eastern time) on each day the Exchange is open for business (“valuation date”).  Investments in other mutual funds are valued at their net asset values as of the close of the Exchange on the date of valuation.  Equity securities are valued at the latest quoted sales prices as of the close of trading on the Exchange (generally 4:00 p.m. Eastern time) on each day the Exchange is open for business (“valuation date”).  Such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices.  Prices normally are taken from the principal market in which each security trades.  Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings) furnished by independent pricing services.  Other temporary cash investments which mature in 60 days or less are valued at amortized cost.  The amortized cost method initially values a security at cost as of the date of purchase and thereafter assumes a constant amortization to maturity equal to the difference between the face amount due at maturity and the cost of the security.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Funds’ Board of Directors/Trustees to represent fair value.  Equity and non-equity securities which may be valued in this manner include, but are not limited to:  (i) a security the trading for which has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Funds’ Manager or Subadvisor, reflect the security’s market value; and (vi) a security where the trading on that security’s principal market is temporarily closed at a time when, under normal conditions, it would be open.  As of October 31, 2008, the Intermediate Term Bond and Institutional Bond Funds held securities with values of $1,056,649 and $2,521,503, respectively, that were valued in such a manner.

Note 3 – Capital Shares:
The unaudited pro forma net asset value per share assumes retired shares of common stock in connection with the proposed Reorganization as of October 31, 2008.  The number of retired shares was calculated by dividing the net asset value of Class I shares of the Institutional Bond Fund Class I net asset value per share of the Intermediate Term Bond Fund.  As of October 31, 2008, the number of outstanding Class I shares the Institutional Bond Fund was 29,159,752.  If the Reorganization was effected on October 31, 2008, shareholders of the Institutional Bond Fund would have received 28,966,857 Class I shares of the Intermediate Term Bond Fund in connection with the Reorganization.

Note 4 – Unaudited Pro Forma Adjustments:
The accompanying unaudited pro forma financial statements reflect changes in portfolio shares as if the Reorganization had taken place on October 31, 2008.  Institutional Bond Fund expenses were adjusted assuming the existing fee structure for the Intermediate Term Bond Fund was in effect for the year ended October 31, 2008.

Note 5 – Use of Estimates:
In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Note 6 – Federal Income Taxes:
Each Fund is treated as a separate entity for federal income tax purposes.  The Trust’s policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of each Fund within the allowable time limits.  Therefore, no federal income tax provision is required.

PART C. OTHER INFORMATION

ITEM 15.	INDEMNIFICATION

The MainStay Group of Funds, which includes Eclipse Funds, Eclipse Funds Inc., ICAP Funds, Inc., MainStay Funds Trust, MainStay VP Series Fund, Inc. and The MainStay Funds, maintains a joint directors and officers/errors and omissions (“D&O/E&O”) liability insurance policy and joint independent directors liability (“IDL”) insurance policy.  The D&O/E&O liability insurance policy covers all of the directors and officers of the MainStay Group of Funds and the IDL insurance policy covers the independent directors only.  Subject to the terms, conditions and retentions of the policies, insured persons are covered for claims made against them while acting in their official capacities with the MainStay Group of Funds.

ITEM 16.	EXHIBITS

(1)	Charter
a.	Articles of Incorporation of Eclipse Funds Inc. – Previously filed with the Company’s Initial Registration Statement No. 33-36962 on September 21, 1990*
b.
Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Pre-Effective Amendment No. 1 to the Company’s Registration Statement No. 33-36962 on November 19, 1990*

c.
Articles of Amendment to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 4 to the Company’s Registration Statement No. 33-36962 on November 2, 1992*

d.
Form of Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 7 to the Company’s Registration Statement No. 33-36962 on October 14, 1994*

e.
Articles of Amendment to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 8 to the Company’s Registration Statement No. 33-36962 on December 29, 1994*

f.
Form of Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 19 to the Company’s Registration Statement No. 33-36962 on September 25, 1998*

g.
Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 25 to the Company’s Registration Statement No. 33-36962 on December 29, 2000*

h.
Articles of Amendment to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 25 to the Company’s Registration Statement No. 33-36962 on December 29, 2000*

i.
Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 32 to the Company’s Registration Statement No. 33-36962 on November 7, 2002*

j.
Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 37 to the Company’s Registration Statement No. 33-36962 on December 31, 2003*

k.
Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 37 to the Company’s Registration Statement No. 33-36962 on December 31, 2003*

l.
Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 37 to the Company’s Registration Statement No. 33-36962 on December 31, 2003*

m.
Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 37 to the Company’s Registration Statement No. 33-36962 on December 31, 2003*

n.
Articles of Amendment to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 37 to the Company’s Registration Statement No. 33-36962 on December 31, 2003*

o.
Articles of Amendment to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 39 to the Company’s Registration Statement No. 33-36962 on February 27, 2004*

p.
Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 39 to the Company’s Registration Statement No. 33-36962 on February 27, 2004*

q.
Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 39 to the Company’s Registration Statement No. 33-36962 on February 27, 2004*

r.
Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 40 to the Company’s Registration Statement on No. 33-36962 on April 15, 2004*

s.
Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 44 to the Company’s Registration Statement No. 33-36962 on March 22, 2005*

t.	Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 46 to the Company’s Registration Statement No. 33-36962 on July 26, 2005*
u.
Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 49 to the Company’s Registration Statement No. 33-36962 on October 26, 2005*

v.	Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 55 to the Company’s Registration Statement No. 33-36962 on June 18, 2007*
w.
Articles Supplementary to Articles of Incorporation of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 57 to the Company’s Registration Statement No. 33-36962 on December 14, 2007*

(2)	By-Laws

a.	Amended and Restated By-Laws as of September 27, 2006 – Previously filed with Post-Effective Amendment No. 52 to the Company’s Registration Statement No. 33-36962 on February 16, 2007*

(3)	Voting Trust Agreement – Inapplicable

(4)	Agreement of Reorganization

a.	Form of Agreement and Plan of Reorganization – Filed herewith

(5)	Instruments Defining Rights of Security Holders.

a.	Specimen Certificates for Common Stock – Previously filed with Pre-Effective Amendment No. 2 to the Company’s Registration Statement No. 33-36962 on December 26, 1990.*

b.	See the Articles of Incorporation, as amended and supplemented from time to time and the Amended and Restated By-Laws (see above)

(6)	Investment Advisory Contracts
a.	1.
Amended and Restated Management Agreement dated as of August 1, 2008 between Eclipse Funds Inc. and New York Life Investment Management LLC – Previously filed with Post-Effective Amendment No. 60 to the Company’s Registration Statement No. 33-36962 on March 2, 2009*

2.
Amendment to the Amended and Restated Management Agreement dated as of October 30, 2008, between Eclipse Funds Inc. and New York Life Investment Management LLC – Previously filed with Post-Effective Amendment No. 60 to the Company’s Registration Statement No. 33-36962 on March 2, 2009*

b.           Subadvisory Agreements
1.
Amended and Restated Subadvisory Agreement dated August 1, 2008, between New York Life Investment Management LLC and MacKay Shields LLC, on behalf of certain series of Eclipse Funds Inc. – Previously filed with Post-Effective Amendment No. 60 to the Company’s Registration Statement No. 33-36962 on March 2, 2009*

2.
Subadvisory Agreement dated January 1, 2009, between New York Life Investment Management LLC and Madison Square Investors LLC, on behalf of certain series of Eclipse Funds Inc. – Previously filed with Post-Effective Amendment No. 60 to the Company’s Registration Statement No. 33-36962 on March 2, 2009*

c.           Expense Limitation Agreements

1.
Expense Limitation Agreement between Eclipse Funds Inc. and New York Life Investment Management LLC dated April 1, 2008 on behalf of all series – Previously filed with Post-Effective Amendment No. 60 to the Company’s Registration Statement No. 33-36962 on March 2, 2009*

2.
Expense Limitation Agreement between Eclipse Funds Inc. and New York Life Investment Management LLC dated May 1, 2008 on behalf of the MainStay Retirement Funds – Previously filed with Post-Effective Amendment No. 60 to the Company’s Registration Statement No. 33-36962 on March 2, 2009*

(7)	Underwriting Contracts

a.	Form of Soliciting Dealer Agreement – Previously filed with Post-Effective Amendment No. 51 to the Company’s Registration Statement No. 33-36962 on April 7, 2006*.
b.
Amended and Restated Distribution Agreement between Eclipse Funds Inc. and NYLIFE Distributors LLC - Previously filed with Post-Effective Amendment No. 52 to the Company’s Registration Statement No. 33-36962 on February 16, 2007*

(8)	Bonus or Profit Sharing Contracts – Inapplicable

(9)	Custodian Agreements
a.
Master Custodian Agreement between Eclipse Funds Inc. and Investors Bank and Trust Company - Previously filed with Post-Effective Amendment No. 51 to the Company’s Registration Statement No. 33-36962 on April 7, 2006*

1.
Amendment to Custodian Agreement with Investors Bank and Trust Company dated September 27, 2006 - Previously filed with Post-Effective Amendment No. 52 to the Company’s Registration Statement No. 33-36962 on February 16, 2007*

2.
Amendment to Custodian Agreement with Investors Bank and Trust Company dated June 18, 2007 - Previously filed with Post-Effective Amendment No. 55 to the Company’s Registration Statement No. 33-36962 on June 18, 2007*

3.
Amendment to Custodian Agreement with State Street Bank and Trust Company dated December 7, 2007 - Previously filed with Post-Effective Amendment No. 59 to the Company’s Registration Statement No. 33-36962 on February 22, 2008*

4.
Extension Agreement (for Custodian Agreement) dated January 31, 2008, between New York Life Investment Management LLC and State Street Bank and Trust - Previously filed with Post-Effective Amendment No. 59 to the Company’s Registration Statement No. 33-36962 on February 22, 2008*

5.
Amendment to the Master Custodian Agreement between Eclipse Funds Inc. and State Street Bank & Trust Company dated September 29, 2008 – Previously filed with Post-Effective Amendment No. 60 to the Company’s Registration Statement No. 33-36962 on March 2, 2009*

6.
Amendment to the Master Custodian Agreement between Eclipse Funds Inc. and State Street Bank & Trust Company dated February 13, 2009 – Previously filed with Post-Effective Amendment No. 60 to the Company’s Registration Statement No. 33-36962 on March 2, 2009*

b.
Delegation Agreement with Investors Bank and Trust Company dated June 30, 2005 - Previously filed with Post-Effective Amendment No. 52 to the Company’s Registration Statement No. 33-36962 on February 16, 2007*

1.
Amendment to Delegation Agreement with Investors Bank and Trust Company dated September 27, 2006 - Previously filed with Post-Effective Amendment No. 52 to the Company’s Registration Statement No. 33-36962 on February 16, 2007*

2.
Amendment to Delegation Agreement with Investors Bank and Trust Company dated June 18, 2007 - Previously filed with Post-Effective Amendment No. 55 to the Company’s Registration Statement No. 33-36962 on June 18, 2007*

3.
Amendment to Delegation Agreement with State Street Bank and Trust dated December 7, 2007 - Previously filed with Post-Effective Amendment No. 59 to the Company’s Registration Statement No. 33-36962 on February 22, 2008*

4.
Amendment to Delegation Agreement with State Street Bank & Trust Company dated April 30, 2008 – Previously filed with Post-Effective Amendment No. 60 to the Company’s Registration Statement No. 33-36962 on March 2, 2009*

5.
Amendment to Delegation Agreement with State Street Bank & Trust Company dated September 29, 2008 – Previously filed with Post-Effective Amendment No. 60 to the Company’s Registration Statement No. 33-36962 on March 2, 2009*

6.
Amendment to Delegation Agreement with State Street Bank & Trust Company dated February 13, 2009 – Previously filed with Post-Effective Amendment No. 60 to the Company’s Registration Statement No. 33-36962 on March 2, 2009*

(10)	Rule 12b-1 Plans
a.
Plan of Distribution Pursuant to Rule 12b-1 for Cash Reserves Fund Sweep Shares, a series of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 19 to Registration Statement No. 33-36962 on September 25, 1998*

b.
Plan of Distribution Pursuant to Rule 12b-1 for Class A shares of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 51 to the Company’s Registration Statement No. 33-36962 on April 7, 2006*

1.
Amendment to Schedule A of the Plan of Distribution Pursuant to Rule 12b-1 for Class A shares of Eclipse Funds Inc. as of June 18, 2007 - Previously filed with Post-Effective Amendment No. 55 to the Company’s Registration Statement No. 33-36962 on June 18, 2007*

c.
Plan of Distribution Pursuant to Rule 12b-1 for Class B shares of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 51 to the Company’s Registration Statement No. 33-36962 on April 7, 2006*

d.	Plan of Distribution Pursuant to Rule 12b-1 for Class C shares - Previously filed with Post-Effective Amendment No. 51 to the Company’s Registration Statement No. 33-36962 on April 7, 2006*

1.
Amendment to Schedule A of Form of Plan of Distribution Pursuant to Rule 12b-1 for Class C shares of Eclipse Funds Inc. as of June 18, 2007 - Previously filed with Post-Effective Amendment No. 55 to the Company’s Registration Statement No. 33-36962 on June 18, 2007*

e.
Plan of Distribution Pursuant to Rule 12b-1 for Class R2 shares of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 51 to the Company’s Registration Statement No. 33-36962 on April 7, 2006*

a.
Amendment to Schedule A of Form of Plan of Distribution Pursuant to Rule 12b-1 for Class R2 shares of Eclipse Funds Inc. as of June 18, 2007 - Previously filed with Post-Effective Amendment No. 55 to the Company’s Registration Statement No. 33-36962 on June 18, 2007*

f.
Plan of Distribution Pursuant to Rule 12b-1 for Class R3 shares of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 51 to the Company’s Registration Statement No. 33-36962 on April 7, 2006*

1.
Amendment to Schedule A of Form of Plan of Distribution Pursuant to Rule 12b-1 for Class R3 shares of Eclipse Funds Inc. as of June 18, 2007 - Previously filed with Post-Effective Amendment No. 55 to the Company’s Registration Statement No. 33-36962 on June 18, 2007*

g.
Plan of Distribution Pursuant to Rule 12b-1 for Investor Class shares of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 59 to the Company’s Registration Statement No. 33-36962 on February 22, 2008*

(11)	Opinion of counsel regarding legality of the securities being registered – Previously filed with the Company's Initial Registration Statement on Form N-14, No. 333-158950 on May 1, 2009*

(12)	Tax Opinions – To be filed by amendment.

(13)	Material Contracts of Registrant to be Performed on or after the Date of Filing – Inapplicable

(14)	Other Opinions
a.	Consent of Independent Registered Public Accounting Firm to Eclipse Funds Inc. KPMG LLP – Filed herewith

(15)	Omitted Financial Statements – Inapplicable

(16)	Powers of Attorney – Previously filed with the Company's Initial Registration Statement on Form N-14, No. 333-158950 on May 1, 2009*

(17)	Additional Exhibits – Other Material Contracts
a.	Transfer Agency Agreements

1.
Amended and Restated Transfer Agency Agreement between Eclipse Funds Inc. and NYLIM Service Company LLC dated October 1, 2008 – Previously filed with Post-Effective Amendment No. 60 to the Company’s Registration Statement No. 33-36962 on March 2, 2009*

(i)
Form of Service Agreement with New York Life Benefit Services LLC for the benefit of Mainstay Institutional Funds Inc. – Previously filed with Post-Effective Amendment No. 14 to the Company’s Registration Statement No. 33-36962 on April 30, 1997*

(ii)
Form of Service Agreement between Mainstay Institutional Funds Inc. and New York Life Insurance Company. - Previously filed with Post-Effective Amendment No. 14 to the Company’s Registration Statement No. 33-36962 on April 30, 1997*

2.
Sub-Transfer Agency and Service Agreement between Mainstay Shareholder Services, Inc. and Boston Financial Data Services, Inc. - Previously filed with Post-Effective Amendment No. 25 to the Company’s Registration Statement No. 33-36962 on December 29, 2000*

(i)
Amended Fee Schedule to Sub-Transfer Agency and Service Agreement between NYLIM Service Company LLC (formerly Mainstay Shareholder Services, Inc.) and Boston Financial Data Services, Inc. - Previously filed with Post-Effective Amendment No. 25 to the Company’s Registration Statement No. 33-36962 on December 29, 2000*

(ii)	Amendment to the Sub-Transfer Agency and Service Agreement - Previously filed with Post-Effective Amendment No. 55 to the Company’s Registration Statement No. 33-36962 on June 18, 2007*

(iii)	Amendment to the Sub-Transfer Agency and Service Agreement - Previously filed with Post-Effective Amendment No. 57 to the Company’s Registration Statement No. 33-36962 on December 14, 2007*

(iv)
Amendment to the Sub-Transfer Agency and Service Agreement dated October 1, 2008 between NYLIM Service Company LLC and Boston Financial Data Services, Inc. – Previously filed with Post-Effective Amendment No. 60 to the Company’s Registration Statement No. 33-36962 on March 2, 2009*

b.	Sub-Accounting and Sub-Administration Agreement

1.
Master Fund Sub-Accounting and Sub-Administration Agreement between New York Life Investment Management LLC and Investors Bank & Trust Company - Previously filed with Post-Effective Amendment No. 51 to the Company’s Registration Statement No. 33-36962 on April 7, 2006*

2.
Amendment to Fund Sub-Accounting and Sub-Administration Agreement between New York Life Investment Management LLC and Investors Bank and Trust Company - Previously filed with Post-Effective Amendment No. 52 to the Company’s Registration Statement No. 33-36962 on February 16, 2007*

3.
Amendment to Fund Sub-Accounting and Sub-Administration Agreement between New York Life Investment Management LLC and Investors Bank and Trust Company - Previously filed with Post-Effective Amendment No. 55 to the Company’s Registration Statement No. 33-36962 on June 18, 2007*

4.
Amendment to Fund Sub-Accounting and Sub-Administration Agreement, dated December 7, 2007, between New York Life Investment Management and State Street Bank and Trust Company - Previously filed with Post-Effective Amendment No. 59 to the Company’s Registration Statement No. 33-36962 on February 22, 2008*

5.
Extension Agreement (related to Fund Sub-Accounting and Sub-Administration Agreement) dated January 1, 2008 between New York Life Investment Management LLC and State Street Bank and Trust Company - Previously filed with Post-Effective Amendment No. 59 to the Company’s Registration Statement No. 33-36962 on February 22, 2008*

6.
Amendment to Sub-Accounting Agreement with State Street Bank & Trust Company dated September 29, 2008 – Previously filed with Post-Effective Amendment No. 60 to the Company’s Registration Statement No. 33-36962 on March 2, 2009*

7.
Form of Amendment to Sub-Accounting Agreement with State Street Bank & Trust Company dated February 13, 2009 – Previously filed with Post-Effective Amendment No. 60 to the Company’s Registration Statement No. 33-36962 on March 2, 2009*

c.	Form of Indemnification Agreement - Previously filed with Post-Effective Amendment No. 51 to the Company’s Registration Statement No. 33-36962 on April 7, 2006*

d.	Shareholder Services Plans

1.
Amended and Restated Shareholder Services Plan for Eclipse Funds Inc. (Cash Reserves Fund Sweep Shares) – Previously filed with Post-Effective Amendment No. 51 to the Company’s Registration Statement No. 33-36962 on April 7, 2006*

2.	Shareholder Services Plan for Eclipse Funds Inc. (Class R1 shares) - Previously filed with Post-Effective Amendment No. 51 to the Company’s Registration Statement No. 33-36962 on April 7, 2006*

(i)
Amendment to Schedule A of the Shareholder Services Plan for Eclipse Funds Inc. (Class R1 shares) as of June 18, 2007 - Previously filed with Post-Effective Amendment No. 55 to the Company’s Registration Statement No. 33-36962 on June 18, 2007*

3.	Shareholder Services Plan for Eclipse Funds Inc. (Class R2 shares) - Previously filed with Post-Effective Amendment No. 51 to the Company’s Registration Statement No. 33-36962 on April 7, 2006*

(i)
Amendment to Schedule A of the Shareholder Services Plan for Eclipse Funds Inc. (Class R2 Shares) as of June 18, 2007 - Previously filed with Post-Effective Amendment No. 55 to the Company’s Registration Statement No. 33-36962 on June 18, 2007*

4.	Shareholder Services Plan for Eclipse Funds Inc. (Class R3 shares) - Previously filed with Post-Effective Amendment No. 51 to the Company’s Registration Statement No. 33-36962 on April 7, 2006*

(i)
Amendment to Schedule A of the Shareholder Services Plan for Eclipse Funds Inc. (Class R3 Shares) as of June 18, 2007 - Previously filed with Post-Effective Amendment No. 55 to the Company’s Registration Statement No. 33-36962 on June 18, 2007*

----------
* Incorporated herein by reference.

ITEM 17.	Undertakings.

(1)           The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of the prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reoffering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)           The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)           The undersigned Registrant agrees to file in a Post-Effective Amendment to this Registration Statement a final tax opinion upon the closing of the transaction.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Parsippany and the State of New Jersey on the 8th day of June, 2009.

ECLIPSE FUNDS INC.

/s/ Stephen P. Fisher
Stephen P. Fisher
President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on June 8, 2009.

SIGNATURE	TITLE

/s/ Susan B. Kerley*	Director and Chairman of the Board
Susan B. Kerley

/s/ Alan R. Latshaw*	Director
Alan R. Latshaw

/s/ Peter Meenan*	Director
Peter Meenan

/s/ John Kim*	Director and Chief Executive Officer
John Kim

/s/ Richard H. Nolan, Jr.*	Director
Richard H. Nolan, Jr.

/s/ Richard S. Trutanic*	Director
Richard S. Trutanic

/s/ Roman L. Weil*	Director
Roman L. Weil

/s/ John A. Weisser*	Director
John A. Weisser

/s/ Jack R. Benintende	Treasurer and Principal Financial
Jack R. Benintende	and Accounting Officer

By: /s/ Marguerite E. H. Morrison	Secretary
Marguerite E. H. Morrison
As Attorney-in-Fact*

*  Pursuant to Powers of Attorney previously filed with the Company's Initial Registration Statement on Form N-14 on May 1, 2009.

EXHIBIT LIST

(14)a.	Consent of Independent Registered Public Accounting Firm to Eclipse Funds Inc. KPMG LLP